OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014
Invesco Corporate Bond Fund
Nasdaq: A: ACCBX ¡ B: ACCDX ¡ C: ACCEX ¡ R: ACCZX ¡ Y: ACCHX ¡ R5: ACCWX ¡ R6: ICBFX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

19 Financial Statements

21 Notes to Financial Statements

32 Financial Highlights

33 Fund Expenses

34 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.80%
Class B Shares	4.79
Class C Shares	4.42
Class R Shares	4.67
Class Y Shares	4.92
Class R5 Shares	5.03
Class R6 Shares	5.03
Barclays U.S. Credit Index▼ (Broad Market/Style-Specific Index)	4.27
Lipper BBB Rated Funds Index■ (Peer Group Index)	4.24

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

    The Lipper BBB Rated Funds Index is an unmanaged index considered representative of BBB-rated funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Corporate Bond Fund

Average Annual Total Returns
As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (9/23/71)	7.34%
10 Years	5.38
5 Years	6.76
1 Year	7.47

Class B Shares
Inception (9/28/92)	5.83%
10 Years	5.44
5 Years	7.28
1 Year	7.00

Class C Shares
Inception (8/30/93)	5.05%
10 Years	5.10
5 Years	6.93
1 Year	10.23

Class R Shares
10 Years	5.59%
5 Years	7.45
1 Year	11.89

Class Y Shares
Inception (8/12/05)	6.23%
5 Years	8.01
1 Year	12.42

Class R5 Shares
10 Years	6.03%
5 Years	8.08
1 Year	12.65

Class R6 Shares
10 Years	5.94%
5 Years	7.89
1 Year	12.65

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Corporate Bond Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Corporate Bond Fund (renamed Invesco Corporate Bond Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Corporate Bond Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on June 6, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class

Average Annual Total Returns
As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/23/71)	7.33%
10 Years	5.57
5 Years	7.90
1 Year	5.59

Class B Shares
Inception (9/28/92)	5.81%
10 Years	5.59
5 Years	8.49
1 Year	5.45

Class C Shares
Inception (8/30/93)	5.03%
10 Years	5.28
5 Years	8.14
1 Year	8.53

Class R Shares
10 Years	5.78%
5 Years	8.61
1 Year	10.19

Class Y Shares
Inception (8/12/05)	6.19%
5 Years	9.18
1 Year	10.72

Class R5 Shares
10 Years	6.21%
5 Years	9.24
1 Year	10.77

Class R6 Shares
10 Years	6.12%
5 Years	9.05
1 Year	10.77

A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.92%, 0.92%, 1.67%, 1.17%, 0.67%, 0.49% and 0.49%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Corporate Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Corporate Bond Fund

Schedule of Investments(a)

August 31, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–81.97%
Advertising–0.06%
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$535,000	$551,125

Aerospace & Defense–0.95%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	610,000	664,138
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	534,000	596,745
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	224,000	222,880
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	654,000	708,772
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	5,355,000	5,368,480
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	980,000	1,071,530
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	335,000	337,094
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	105,000	107,231
6.50%, 07/15/24(b)	140,000	144,025
		9,220,895

Agricultural & Farm Machinery–0.03%
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	274,000	277,767

Airlines–0.95%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	317,837	346,045
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,086,077	2,352,052
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	68,872	76,577
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,539,693	1,615,716
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	1,805,502	1,947,121
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Pass Through Ctfs., 4.63%, 09/03/22	2,545,000	2,560,906
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	80,093	80,894
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	225,576	236,573
		9,215,884

	Principal Amount	Value
Alternative Carriers–0.12%
Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	$500,000	$507,500
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	648,000	686,880
		1,194,380

Apparel Retail–0.17%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	472,000	517,430
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	97,000	104,881
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	85,031
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	714,000	753,270
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	146,000	157,863
		1,618,475

Apparel, Accessories & Luxury Goods–0.02%
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	50,000	54,750
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	60,000	60,000
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	60,000	63,000
		177,750

Application Software–0.04%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	387,000	389,902

Asset Management & Custody Banks–1.95%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	4,515,000	4,724,976
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	1,435,000	1,459,512
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	4,355,000	4,696,898
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	5,900,000	6,906,609
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(b)	750,000	801,132
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	332,000	332,415
		18,921,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Corporate Bond Fund

	Principal Amount	Value
Auto Parts & Equipment–1.18%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	$235,000	$254,387
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	550,000	573,375
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	200,000	203,500
Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.63%, 07/02/44	3,170,000	3,262,540
4.95%, 07/02/64	932,000	966,127
Magna International Inc. (Canada), Sr. Unsec. Global Notes, 3.63%, 06/15/24	4,850,000	4,965,031
Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(b)	200,000	200,250
Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	205,000
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)(c)	200,000	211,750
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	550,000	566,500
		11,408,460

Automobile Manufacturers–0.54%
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	3,805,000	3,890,612
General Motors Financial Co. Inc, Sr. Unsec. Gtd. Notes, 3.50%, 07/10/19	1,348,000	1,368,220
		5,258,832

Automotive Retail–0.72%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	3,940,000	4,507,215
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	278,000	280,780
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/21	2,000,000	2,202,205
		6,990,200

Biotechnology–0.49%
Celgene Corp., Sr. Unsec. Global Notes, 3.63%, 05/15/24	2,315,000	2,363,779
4.63%, 05/15/44	2,268,000	2,368,669
		4,732,448

Broadcasting–0.10%
Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec. Gtd. PIK Global Notes, 15.00%, 12/01/17(c)	10,355	11,792
Clear Channel Communications, Inc., Sr. Unsec. Global Notes, 10.00%, 01/15/18	162,000	151,875

	Principal Amount	Value
Broadcasting–(continued)
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	$324,000	$349,110
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	430,000	432,150
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	35,000	36,225
		981,152

Building Products–0.36%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	720,000	755,100
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	467,000	510,197
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	615,000	641,137
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	192,000	189,193
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	830,000	904,700
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	81,000	85,455
7.88%, 03/30/20(b)	320,000	351,200
Sr. Unsec. Notes, 9.75%, 01/15/18	55,000	65,038
		3,502,020

Cable & Satellite–3.86%
Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	400,000	428,040
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	635,000	652,463
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,445,669
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	3,820,000	3,985,413
5.70%, 05/15/18	2,005,000	2,296,855
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,483,476
COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	2,185,000	3,184,675
9.38%, 01/15/19(b)	1,860,000	2,399,150
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	3,670,000	3,973,162
Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	1,475,000	1,585,885
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	330,000	330,000
5.13%, 05/01/20	1,824,000	1,883,280
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	205,000	226,781
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	216,000	245,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Corporate Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	$1,050,000	$1,204,422
5.95%, 04/01/41	3,964,000	5,003,595
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	200,000	207,050
6.25%, 05/15/24(b)	200,000	207,250
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	3,955,180
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,620,436
		37,318,752

Casinos & Gaming–0.22%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	385,000	416,762
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	40,000	40,100
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	86,000	83,850
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	295,000	329,663
6.75%, 10/01/20	186,000	207,390
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	327,000	384,225
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	660,000	693,000
		2,154,990

Catalog Retail–0.97%
QVC Inc., Sr. Sec. Bonds, 4.45%, 02/15/25(b)	4,045,000	4,065,786
Sr. Sec. Gtd. Global Notes, 4.85%, 04/01/24	2,573,000	2,673,174
Sr. Sec. Notes, 5.45%, 08/15/34(b)	2,625,000	2,664,405
		9,403,365

Coal & Consumable Fuels–0.18%
Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	44,000	42,680
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	300,000	290,250
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	201,000	213,563
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	561,000	586,245
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	559,000	565,987
		1,698,725

	Principal Amount	Value
Communications Equipment–0.24%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	$530,000	$530,000
9.00%, 04/01/19(b)	521,000	543,794
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	1,210,000	1,274,400
		2,348,194

Construction & Engineering–0.08%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	500,000	531,250
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	197,780	211,775
		743,025

Construction Machinery & Heavy Trucks–0.26%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	448,000	471,520
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	525,000	548,625
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	343,000	354,148
6.75%, 06/15/21	126,000	133,875
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	400,000	417,000
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	549,000	564,097
		2,489,265

Construction Materials–0.21%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(b)	267,000	279,682
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	400,000	422,500
7.25%, 01/15/21(b)	200,000	220,500
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	210,000	217,350
7.50%, 02/15/19(b)	393,000	406,755
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	437,000	474,145
		2,020,932

Consumer Finance–0.57%
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	2,000,000	2,004,530
Navient LLC, Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,494,229
		5,498,759

Data Processing & Outsourced Services–0.36%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	1,460,000	1,546,069
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	703,000	749,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Corporate Bond Fund

	Principal Amount	Value
Data Processing & Outsourced Services–(continued)
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	$748,000	$916,300
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	201,000	238,436
		3,450,379

Distillers & Vintners–0.02%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(d)	231,320	223,520

Diversified Banks–9.46%
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	2,000,000	1,967,851
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	1,860,000	2,045,958
Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	6,210,251
Unsec. Sub. Global Notes, 7.75%, 05/14/38	2,850,000	4,000,393
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,944,532
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	835,957
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,357,760
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	2,015,000	2,044,454
Citigroup Inc., Sr. Unsec. Global Notes, 8.50%, 05/22/19	2,315,000	2,936,731
Unsec. Sub. Global Notes, 3.50%, 05/15/23	4,270,000	4,194,951
5.50%, 09/13/25	4,845,000	5,433,499
Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	2,785,000	2,819,812
Credit Agricole S.A. (France), Jr. Unsec. Sub. Notes, 7.88%(b)(e)	2,205,000	2,392,425
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,601,246
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	2,070,000	2,229,172
Unsec. Sub. Global Notes, 5.25%, 03/14/44	2,215,000	2,445,569
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	4,560,000	4,768,862
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00%(e)	5,560,000	5,726,800
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	2,005,000	1,999,988
Lloyds Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	5,563,528

	Principal Amount	Value
Diversified Banks–(continued)
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(e)	$760,000	$1,012,700
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	447,859
Unsec. Sub. Notes, 5.13%, 05/28/24	2,285,000	2,337,482
6.13%, 12/15/22	235,000	258,697
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88%(b)(e)	1,925,000	2,016,437
Jr. Unsec. Sub. Notes, 6.00%(b)(e)	5,065,000	4,913,050
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	610,000	622,956
Unsec. Sub. Notes, 5.70%, 03/26/44(b)	1,425,000	1,572,988
Sumitomo Mitsui Financial Group Inc. (Japan), Unsec. Sub. Bonds, 4.44%, 04/02/24(b)	3,830,000	4,045,126
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,405,000	1,414,961
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,428,607
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	7,865,000	8,980,553
		91,571,155

Diversified Capital Markets–0.75%
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	1,284,000	1,424,394
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25%(b)(e)	3,550,000	3,558,875
7.50%(b)(e)	2,015,000	2,206,425
		7,189,694

Diversified Chemicals–0.27%
OCP S.A. (Morocco), Sr. Unsec. Notes, 5.63%, 04/25/24(b)	2,495,000	2,647,819

Diversified Metals & Mining–1.66%
Cia Minera Ares SAC (Peru), Sr. Unsec. Gtd. Notes, 7.75%, 01/23/21(b)	4,800,000	5,226,000
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	751,000	819,994
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	3,237,000	3,312,503
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	403,000	441,285
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	130,000	141,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	$278,000	$261,320
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	1,000,000	1,331,508
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	3,195,000	3,140,856
5.38%, 04/16/20	885,000	985,223
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	200,000	232,951
REGS, Sr. Unsec. Euro Notes, 6.00%, 01/31/19(b)	200,000	209,000
		16,102,340

Diversified Support Services–0.45%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	4,295,000	4,405,004

Drug Retail–0.49%
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	1,889,780	2,206,870
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,211,599	2,553,503
		4,760,373

Electric Utilities–1.12%
Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	7,795,686
Jr. Unsec. Sub. Notes, 5.63%(b)(e)	2,840,000	3,011,820
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(f)	250,000	0
		10,807,506

Electrical Components & Equipment–0.02%
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	180,000	178,548

Electronic Components–0.02%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	205,000	213,200

Environmental & Facilities Services–0.03%
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	297,000	310,365

Gas Utilities–0.09%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	540,000	558,900
6.75%, 01/15/22	100,000	104,000

	Principal Amount	Value
Gas Utilities–(continued)
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	$69,000	$69,172
7.38%, 08/01/21	140,000	152,250
		884,322

General Merchandise Stores–0.28%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	3,042,000	2,720,777

Gold–2.13%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	4,800,000	5,060,556
5.70%, 05/30/41	3,000,000	3,180,560
Gold Fields Orogen Holdings BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,228,000	4,665,990
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	2,860,000	2,978,158
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	863,000	912,623
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	1,545,000	1,421,014
Yamana Gold Inc. (Canada), Sr. Unsec. Notes, 4.95%, 07/15/24(b)	2,330,000	2,379,347
		20,598,248

Health Care Distributors–0.66%
AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	2,845,000	2,868,823
McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	3,400,000	3,506,537
		6,375,360

Health Care Equipment–0.87%
CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	3,025,000	3,083,020
4.88%, 05/15/44	2,945,000	3,023,643
Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	1,892,000	2,030,049
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	265,000	266,987
		8,403,699

Health Care Facilities–0.51%
Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	127,000	131,445
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	626,532	670,389
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	830,000	907,812
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	300,000	327,750
6.50%, 02/15/20	1,254,000	1,410,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Facilities–(continued)
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	$84,000	$88,305
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	654,000	712,860
Sr. Unsec. Global Notes, 6.75%, 02/01/20	25,000	26,938
8.13%, 04/01/22	591,000	684,083
		4,960,332

Health Care REIT’s–0.68%
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	2,095,000	2,191,020
Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,145,185
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,224,609
		6,560,814

Health Care Services–0.55%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 07/15/24	290,000	295,437
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	4,157,000	4,184,930
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	263,000	276,479
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	600,000	604,862
		5,361,708

Home Improvement Retail–0.02%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	177,000	178,106

Homebuilding–0.90%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	669,000	665,655
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	169,000	181,252
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	143,000	154,440
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	305,000	340,075
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	7,715,000	7,268,003
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	129,000	128,355
		8,737,780

Hotels, Resorts & Cruise Lines–0.32%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	2,770,000	2,928,508
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	174,000	190,182
		3,118,690

	Principal Amount	Value
Household Products–0.11%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	$1,050,000	$1,101,187

Independent Power Producers & Energy Traders–0.09%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	208,000	239,720
8.00%, 10/15/17	6,000	6,930
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	415,000	421,225
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	145,000	163,850
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	48,435	52,734
		884,459

Industrial Conglomerates–0.47%
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	4,330,000	4,533,077

Industrial Machinery–0.19%
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	1,255,000	1,395,903
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	454,000	480,672
		1,876,575

Industrial REIT’s–0.26%
Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	2,339,000	2,469,399

Insurance Brokers–0.17%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,629,163

Integrated Oil & Gas–1.76%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.81%, 02/10/24	2,211,000	2,317,434
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	6,470,000	6,977,171
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	7,420,000	7,697,188
		16,991,793

Integrated Telecommunication Services–5.06%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 01/15/22(b)	200,000	210,500
AT&T Inc., Sr. Unsec. Global Notes, 0.80%, 12/01/15	1,500,000	1,504,905
1.70%, 06/01/17	2,340,000	2,370,868
2.95%, 05/15/16	1,555,000	1,613,374
4.80%, 06/15/44	2,140,000	2,245,762
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,067,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Corporate Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	$1,685,000	$1,757,305
4.75%, 02/16/21(b)	550,000	602,742
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	1,860,000	1,911,150
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	4,040,625
7.05%, 06/20/36	4,695,000	6,138,540
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	380,000	391,351
5.05%, 03/15/34	4,630,000	5,081,283
5.15%, 09/15/23	1,505,000	1,707,296
6.40%, 09/15/33	7,400,000	9,375,530
6.40%, 02/15/38	1,915,000	2,407,340
6.55%, 09/15/43	2,685,000	3,479,361
Sr. Unsec. Notes, 5.01%, 08/21/54(b)	2,693,000	2,840,382
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	200,000	209,500
		48,954,850

Internet Software & Services–1.24%
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	2,875,000	2,917,317
2.75%, 06/09/19	1,755,000	1,765,646
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	929,000	988,224
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	240,000	254,100
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	274,000	281,877
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	5,680,000	5,806,646
		12,013,810

Investment Banking & Brokerage–3.40%
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(e)	2,050,000	2,411,312
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	490,000	552,422
5.75%, 01/24/22	3,600,000	4,171,951
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/44	4,280,000	4,470,163
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,675,000	5,789,844
Series L, Jr. Unsec. Sub. Notes, 5.70%(e)	1,725,000	1,798,312
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(b)	390,000	423,435

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	$5,580,000	$6,334,074
7.63%, 08/13/19(b)	1,860,000	2,249,159
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,540,472
Series H, Jr. Unsec. Sub. Global Bonds, 5.45%(e)	1,475,000	1,508,188
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,645,300
		32,894,632

Leisure Facilities–0.02%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	175,000	178,719

Life & Health Insurance–2.78%
MetLife Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,769,375
Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,379,568
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,924,957
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,874,104
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	2,051,238
Series D, Sr. Unsec. disc. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,064,255
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	1,420,000	1,877,612
		26,941,109

Managed Health Care–0.47%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	2,050,067
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	2,500,000	2,516,184
		4,566,251

Marine–0.06%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	600,000	627,000

Metal & Glass Containers–0.14%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	345,000	358,369
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	954,000	961,155
		1,319,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Corporate Bond Fund

	Principal Amount	Value
Movies & Entertainment–0.99%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	$221,000	$228,735
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	310,000	330,925
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	3,360,000	3,735,755
Viacom Inc., Sr. Unsec. Global Notes, 5.85%, 09/01/43	4,500,000	5,245,870
		9,541,285

Multi-Line Insurance–2.12%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,460,822
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	4,400,000	4,564,559
8.25%, 08/15/18	1,295,000	1,597,007
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	2,345,000	2,494,578
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	3,210,000	3,365,592
		20,482,558

Multi-Sector Holdings–0.22%
Burlington Northern Santa Fe LLC, Sr. Unsec. Notes, 3.40%, 09/01/24	1,315,000	1,331,904
4.55%, 09/01/44	775,000	807,882
		2,139,786

Multi-Utilities–0.39%
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	3,755,000	3,819,267

Office REIT’s–0.50%
Government Properties Income Trust, Sr. Unsec. Notes, 3.75%, 08/15/19	2,610,000	2,638,602
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	2,110,000	2,184,931
		4,823,533

Office Services & Supplies–0.19%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,750,000	1,822,130

Oil & Gas Drilling–0.84%
Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	555,000	596,625
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	27,000	28,147
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	290,000	297,975
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	2,775,000	2,934,305
5.85%, 01/15/44	3,983,000	4,228,837
		8,085,889

	Principal Amount	Value
Oil & Gas Equipment & Services–0.12%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$357,000	$377,974
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	420,000	426,300
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	346,000	351,190
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	49,000	50,286
		1,205,750

Oil & Gas Exploration & Production–1.91%
American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(b)	186,000	186,697
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	232,000	241,280
6.00%, 12/01/20	85,000	90,313
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	356,000	372,020
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	228,000	238,545
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	152,100
Sr. Unsec. Gtd. Floating Rate Notes, 3.48%, 04/15/19(g)	980,000	994,700
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	2,555,000	2,673,169
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	4,835,000	5,230,460
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	497,000	511,910
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	4,479,797
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	384,000	400,320
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	124,000	123,380
8.50%, 04/15/22	227,000	232,675
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	267,000	290,362
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	35,000	38,413
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	475,000	507,656
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	425,000	437,219
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	107,000	110,076
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	188,000	193,640
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	350,000	364,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	$569,000	$618,787
		18,487,519

Oil & Gas Refining & Marketing–0.19%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	780,000	782,925
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	970,000	1,050,025
		1,832,950

Oil & Gas Storage & Transportation–1.73%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	1,325,000	1,402,844
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	415,000	441,975
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	505,000	525,831
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	477,000	555,705
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	2,685,000	3,060,474
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	2,641,000	2,762,547
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	3,270,000	3,297,090
Fermaca Enterprises S de RL de C.V. (Mexico), Sr. Sec. Gtd. Notes, 6.38%, 03/30/38(b)	2,000,000	2,154,000
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	523,000	562,225
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,258,056
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	209,975
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	132,000	133,809
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	364,000	383,110
		16,747,641

Other Diversified Financial Services–2.31%
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,513,833
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., Sr. Sec. Notes, 7.25%, 08/01/22(b)	160,000	162,354

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Rio Oil Finance Trust (Brazil), Series 2014-1, Sr. Sec. Notes, 6.25%, 07/06/24(b)	$2,220,000	$2,361,525
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	5,336,000	5,656,160
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	3,995,000	4,074,900
Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	8,315,000	8,608,701
		22,377,473

Packaged Foods & Meats–0.89%
Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	200,000	228,500
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	581,000	598,430
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	210,000	225,225
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	200,000	211,250
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	200,000	210,500
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(b)	1,510,000	1,538,690
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	4,553,000	4,736,247
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	273,000	286,650
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	212,000	208,820
6.75%, 12/01/21(b)	100,000	102,375
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	82,000	87,945
6.63%, 08/15/22	140,000	154,350
		8,588,982

Paper Packaging–0.43%
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	2,580,000	2,561,295
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	1,550,000	1,610,195
		4,171,490

Paper Products–0.07%
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	64,000	65,280
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	572,000	592,020
		657,300

Personal Products–0.45%
Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	642,000	706,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Corporate Bond Fund

	Principal Amount	Value
Personal Products–(continued)
Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	$1,260,000	$1,266,229
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	2,575,000	2,426,317
		4,398,998

Pharmaceuticals–1.48%
Actavis Funding SCS, Sr. Unsec. Gtd. Notes, 3.85%, 06/15/24(b)	1,734,000	1,761,094
4.85%, 06/15/44(b)	5,000,000	5,175,051
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	2,432,000	3,478,823
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	2,370,000	2,440,184
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	135,000	147,150
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	485,000	495,306
6.38%, 10/15/20(b)	500,000	525,000
6.75%, 08/15/21(b)	126,000	133,245
7.50%, 07/15/21(b)	170,000	186,150
		14,342,003

Property & Casualty Insurance–1.63%
Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	3,315,000	3,555,337
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,776,853
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	2,105,000	2,494,425
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	5,000	5,226
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,927,485
		15,759,326

Real Estate Development–0.02%
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	165,000	167,475

Regional Banks–1.50%
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,241,933
Unsec. Sub. Notes, 4.30%, 01/16/24	2,730,000	2,868,952
Series J, Jr. Unsec. Sub. Bonds, 4.90%(e)	2,255,000	2,255,000
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,511,580
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	4,287,175
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	350,000	397,250
		14,561,890

	Principal Amount	Value
Reinsurance–0.30%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	$2,665,000	$2,903,650

Renewable Electricity–0.19%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	1,762,000	1,827,373

Research & Consulting Services–0.45%
Novant Health, Inc., Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	3,750,000	4,368,793

Residential REIT’s–0.38%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	3,600,000	3,701,964

Security & Alarm Services–0.03%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	236,000	250,750

Semiconductor Equipment–0.19%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	929,000	987,062
6.63%, 06/01/21	424,000	452,620
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	392,000	405,720
		1,845,402

Semiconductors–0.30%
Advanced Micro Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	526,000	553,615
7.00%, 07/01/24(b)	50,000	51,125
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	991,000	1,040,550
Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(b)	167,000	169,505
5.88%, 02/15/22(b)	418,000	450,395
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	600,000	633,000
		2,898,190

Sovereign Debt–0.44%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.00%, 04/14/19(b)	1,760,000	1,800,644
Uruguay Government International Bond (Uruguay), Sr. Unsec. Bonds, 5.10%, 06/18/50	2,330,000	2,423,200
		4,223,844

Specialized Finance–2.61%
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	1,373,000	1,587,531
Sr. Unsec. Notes, 5.13%, 03/15/21	230,000	235,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Corporate Bond Fund

	Principal Amount	Value
Specialized Finance–(continued)
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	$229,000	$243,313
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	2,145,000	2,529,979
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	421,000	450,470
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/19	3,800,000	4,180,000
5.88%, 08/15/22	315,000	345,712
Sr. Unsec. Notes, 8.25%, 12/15/20	1,280,000	1,577,600
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	1,710,000	1,947,213
Sr. Unsec. Global Notes, 2.75%, 07/15/19	2,140,000	2,173,512
4.88%, 02/15/24	7,463,000	8,195,306
5.25%, 07/15/44	1,665,000	1,784,025
		25,250,411

Specialized REIT’s–1.75%
American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	2,300,000	2,270,333
Sr. Unsec. Notes, 4.50%, 01/15/18	2,455,000	2,650,611
Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	235,000	244,694
Sr. Unsec. Notes, 4.88%, 04/15/22	350,000	358,312
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	6,409,344
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,847,205
Weyerhaeuser Real Estate Co., Sr. Unsec. Notes, 5.88%, 06/15/24(b)	160,000	164,600
		16,945,099

Specialty Chemicals–0.04%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	380,000	392,350

Specialty Stores–0.16%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	931,000	948,456
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	285,000	292,481
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	257,000	272,420
		1,513,357

Steel–0.88%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	615,000	663,585
6.75%, 02/25/22	180,000	201,825
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	530,000	577,700

	Principal Amount	Value
Steel–(continued)
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	$798,000	$859,845
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	543,000	583,046
7.38%, 02/01/20(b)	181,000	194,349
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	215,000	237,038
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	655,000	701,063
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,000,000	4,140,424
Walter Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	142,000	70,645
9.88%, 12/15/20	120,000	66,600
Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	246,000	247,230
		8,543,350

Technology Hardware, Storage & Peripherals–0.34%
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	3,220,000	3,272,325

Tobacco–0.47%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,770,000	1,976,528
Reynolds American Inc., Sr. Unsec. Gtd. Global Notes, 4.85%, 09/15/23	2,359,000	2,562,216
		4,538,744

Trading Companies & Distributors–0.76%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	3,249,000	3,338,348
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	3,960,000	4,018,162
		7,356,510

Water Utilities–0.34%
Aquarion Co. Inc., Sr. Unsec. Notes, 4.00%, 08/15/24(b)	3,315,000	3,299,388

Wireless Telecommunication Services–2.21%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	1,955,000	1,927,200
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	2,848,115
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Bonds, 5.35%, 05/20/24(b)	745,000	804,181
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	417,080
7.00%, 02/15/20(b)	200,000	211,000
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	1,215,000	1,290,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Corporate Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	$1,565,000	$1,570,800
5.00%, 03/15/44	4,835,000	5,213,864
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	454,000	450,028
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	330,000	326,700
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	892,000	896,460
11.50%, 11/15/21	80,000	104,800
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	1,258,000	1,408,960
9.00%, 11/15/18(b)	215,000	255,850
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	200,000	213,500
7.88%, 09/15/23(b)	362,000	388,245
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	1,250,000	1,304,687
6.63%, 04/01/23	250,000	264,688
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	264,000	279,510
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)	400,000	406,000
Wind Acquisition Finance S.A. (Italy), Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(b)	800,000	850,000
		21,432,605
Total U.S. Dollar Denominated Bonds and Notes (Cost $735,265,810)		793,435,476

U.S. Treasury Securities–10.60%
U.S. Treasury Bills–0.38%
0.00%, 11/13/14(h)(i)(j)	1,265,000	1,264,962
0.04%, 11/13/14(h)(i)(j)	1,445,000	1,444,957
0.07%, 11/13/14(h)(i)(j)	925,000	924,972
		3,634,891

U.S. Treasury Notes–6.76%
1.63%, 07/31/19	9,396,000	9,398,573
2.38%, 08/15/24	55,872,300	56,041,798
		65,440,371

U.S. Treasury Bonds–3.46%
3.38%, 05/15/44	31,671,900	33,540,599
Total U.S. Treasury Securities (Cost $101,714,719)		102,615,861

	Shares

Preferred Stocks–2.68%
Asset Management & Custody Banks–0.27%
State Street Corp., Series D, 5.90% Pfd.	99,000	2,583,900

	Shares		Value
Diversified Banks–0.50%
Citigroup Inc., Series K, 6.88% Pfd.		110,000	$2,967,800
Wells Fargo & Co., 5.85% Pfd.		72,000	1,877,040
			4,844,840

Investment Banking & Brokerage–1.49%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		122,000	2,986,560
Morgan Stanley, 6.88% Pfd.		150,000	4,051,500
Morgan Stanley, Series E, 7.13% Pfd.		265,000	7,367,000
			14,405,060

Regional Banks–0.27%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.		95,000	2,631,500

Reinsurance–0.15%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.		56,000	1,500,240
Total Preferred Stocks (Cost $24,195,000)			25,965,540

	Principal Amount
Municipal Obligations–0.63%
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(f)		$485,000	310,429
Series 2007 B, Taxable RB, 9.00%, 05/15/18(f)		535,000	342,432
Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20		2,525,000	2,570,425
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		1,485,000	1,890,301
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 C, Taxable Redevelopment Education RB, 7.56%(f)*		220,000	65,930
Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(f)		330,000	98,894
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds, 8.00%, 07/01/35		925,000	849,132
Total Municipal Obligations (Cost $6,442,759)			6,127,543

Non-U.S. Dollar Denominated Bonds & Notes–0.49%(k)
Auto Parts & Equipment–0.03%
Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	200,000	276,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Corporate Bond Fund

	Principal Amount		Value
Casinos & Gaming–0.03%
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	180,000	$318,314

Food Distributors–0.07%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	400,000	707,245

Hotels, Resorts & Cruise Lines–0.05%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	140,000	197,725
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	170,000	301,637
			499,362

Independent Power Producers & Energy Traders–0.02%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	175,566

Integrated Telecommunication Services–0.04%
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. Global Notes, 5.50%, 01/15/21	GBP	102,000	175,366
REGS, Sr. Sec. Gtd. Euro Notes, 6.00%, 04/15/21(b)	GBP	107,000	186,301
			361,667

Internet Software & Services–0.03%
Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	245,000	345,833

Metal & Glass Containers–0.01%
Greif Neveda Holdings Inc., SCS, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	100,000	155,381

Multi-Sector Holdings–0.04%
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	210,378
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	100,000	168,303
			378,681

Other Diversified Financial Services–0.11%
AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	100,000	126,478
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	210,000	388,792

	Principal Amount		Value
Other Diversified Financial Services–(continued)
GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(b)	EUR	106,000	$147,091
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	367,734
			1,030,095

Research & Consulting Services–0.02%
La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(b)	EUR	110,000	156,826

Specialized Finance–0.04%
HSS Financing PLC (United Kingdom),
Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b)	GBP	100,000	172,661
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	113,000	195,107
			367,768
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,550,446)			4,772,851

Asset-Backed Securities–0.18%
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(g)		$ 361,585	363,234
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(g)		1,353,399	1,382,530
Total Asset-Backed Securities (Cost $1,570,505)			1,745,764

	Shares
Common Stocks & Other Equity Interests–0.03%
Broadcasting–0.00%
Adelphia Communications Corp.(l)		8,850	6,903
Adelphia Recovery Trust–Series ACC-1(l)		859,558	1,805
			8,708

Integrated Telecommunication Services–0.02%
Largo Ltd.–Class A (Luxembourg)(m)		13,363	16,593
Largo Ltd.–Class B (Luxembourg)(m)		120,270	149,343
			165,936

Paper Products–0.01%
NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $184,688)(b)(n)		860	82,560
Total Common Stocks & Other Equity Interests (Cost $912,796)			257,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Corporate Bond Fund

	Shares	Value
Money Market Funds–1.77%
Liquid Assets Portfolio–Institutional Class(o)	8,573,210	$8,573,210
Premier Portfolio–Institutional Class(o)	8,573,210	8,573,210
Total Money Market Funds (Cost $17,146,420)		17,146,420
TOTAL INVESTMENTS–98.35% (Cost $891,798,455)		952,066,659
OTHER ASSETS LESS LIABILITIES–1.65%		15,923,872
NET ASSETS–100.00%		$967,990,531

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
GO	– General Obligation
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred

PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $242,382,259, which represented 25.04% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Schaeffler Holding Finance B.V., Sr. Sec. Gtd. PIK Notes	6.88%	7.63%
Central European Media Enterprises Ltd., Sr. Sec. Gtd. PIK Global Notes	—	15.00%

(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Perpetual bond with no specified maturity date.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2014 was $817,685, which represented less than 1% of the Fund’s Net Assets.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(j)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1M and Note 4.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(m)	Non-income producing security.
(n)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(o)	The money market fund and the Fund are affiliated by having the same investment adviser.
*	Matured Security

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2014

U.S. Dollar Denominated Bonds and Notes	82.0%
U.S. Treasury Securities	10.6
Preferred Stocks	2.7
Security types each less than 1% of portfolio	1.3
Money Market Funds Plus Other Assets Less Liabilities	3.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Corporate Bond Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $874,652,035)	$934,920,239
Investments in affiliated money market funds, at value and cost	17,146,420
Total investments, at value (Cost $891,798,455)	952,066,659
Foreign currencies, at value (Cost $366,214)	356,224
Receivable for:
Investments sold	9,721,211
Variation margin — futures	121,787
Fund shares sold	1,728,460
Dividends and interest	10,925,909
Forward foreign currency contracts outstanding	118,077
Principal paydowns	21,256
Premiums paid on swap agreements — OTC	481,201
Investment for trustee deferred compensation and retirement plans	238,649
Other assets	76,265
Total assets	975,855,698

Liabilities:
Payable for:
Investments purchased	4,801,244
Fund shares reacquired	1,046,620
Dividends	311,604
Swaps payable — OTC	22,290
Accrued fees to affiliates	613,320
Variation margin — centrally cleared swap agreements	7,333
Accrued trustees’ and officers’ fees and benefits	4,883
Accrued other operating expenses	126,103
Trustee deferred compensation and retirement plans	268,473
Unrealized depreciation on swap transactions — OTC	663,297
Total liabilities	7,865,167
Net assets applicable to shares outstanding	$967,990,531

Net assets consist of:
Shares of beneficial interest	$958,732,824
Undistributed net investment income	497,780
Undistributed net realized gain (loss)	(51,269,170)
Net unrealized appreciation	60,029,097
$967,990,531

Net Assets:
Class A	$828,582,965
Class B	$31,831,491
Class C	$63,060,058
Class R	$4,164,756
Class Y	$12,526,553
Class R5	$2,431,938
Class R6	$25,392,770

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	111,829,285
Class B	4,289,272
Class C	8,499,787
Class R	561,685
Class Y	1,686,904
Class R5	327,787
Class R6	3,423,347
Class A:
Net asset value per share	$7.41
Maximum offering price per share
(Net asset value of $7.41 ÷ 95.75%)	$7.74
Class B:
Net asset value and offering price per share	$7.42
Class C:
Net asset value and offering price per share	$7.42
Class R:
Net asset value and offering price per share	$7.41
Class Y:
Net asset value and offering price per share	$7.43
Class R5:
Net asset value and offering price per share	$7.42
Class R6:
Net asset value and offering price per share	$7.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Corporate Bond Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$21,552,168
Dividends (net of foreign withholding taxes of $15)	882,935
Dividends from affiliated money market funds	3,584
Total investment income	22,438,687

Expenses:
Advisory fees	1,836,614
Administrative services fees	124,221
Custodian fees	19,484
Distribution fees:
Class A	1,015,292
Class B	43,359
Class C	303,534
Class R	10,155
Transfer agent fees — A, B, C, R and Y	986,283
Transfer agent fees — R5	64
Transfer agent fees — R6	581
Trustees’ and officers’ fees and benefits	16,450
Other	162,834
Total expenses	4,518,871
Less: Fees waived and expense offset arrangement(s)	(16,137)
Net expenses	4,502,734
Net investment income	17,935,953

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	21,184,091
Foreign currencies	(19,026)
Forward foreign currency contracts	(85,507)
Futures contracts	(5,971,346)
Option contracts written	83,343
Swap agreements	(231,199)
14,960,356
Change in net unrealized appreciation (depreciation) of:
Investment securities	10,324,307
Foreign currencies	(15,170)
Forward foreign currency contracts	205,250
Futures contracts	(3,150)
Swap agreements	587,183
11,098,420
Net realized and unrealized gain	26,058,776
Net increase in net assets resulting from operations	$43,994,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Corporate Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$17,935,953	$37,688,702
Net realized gain	14,960,356	17,323,118
Change in net unrealized appreciation (depreciation)	11,098,420	(28,543,301)
Net increase in net assets resulting from operations	43,994,729	26,468,519

Distributions to shareholders from net investment income:
Class A	(15,803,310)	(31,612,609)
Class B	(674,406)	(1,777,241)
Class C	(880,750)	(1,805,422)
Class R	(74,012)	(160,352)
Class Y	(210,386)	(442,176)
Class R5	(45,274)	(87,197)
Class R6	(491,281)	(617,617)
Total distributions from net investment income	(18,179,419)	(36,502,614)

Share transactions–net:
Class A	17,231,136	(84,722,382)
Class B	(6,333,914)	(18,816,383)
Class C	2,983,510	(10,590,094)
Class R	32,209	(744,218)
Class Y	3,942,771	(664,203)
Class R5	512,172	(4,615,386)
Class R6	4,379,792	9,996,553
Net increase (decrease) in net assets resulting from share transactions	22,747,676	(110,156,113)
Net increase (decrease) in net assets	48,562,986	(120,190,208)

Net assets:
Beginning of period	919,427,545	1,039,617,753
End of period (includes undistributed net investment income of $497,780 and $741,246, respectively)	$967,990,531	$919,427,545

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Corporate Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

21                         Invesco Corporate Bond Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment

22                         Invesco Corporate Bond Fund

income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

23                         Invesco Corporate Bond Fund

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Written — The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may

24                         Invesco Corporate Bond Fund

be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Next $750 million	0.35%
Over $1.25 billion	0.22%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

25                         Invesco Corporate Bond Fund

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $13,959.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $108,656 in front-end sales commissions from the sale of Class A shares and $3,038, $14,543 and $569 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$43,111,960	$257,204	$—	$43,369,164
U.S. Treasury Securities	—	102,615,861	—	102,615,861
Corporate Debt Securities	—	789,211,632	0	789,211,632
Asset-Backed Securities	—	1,745,764	—	1,745,764
Municipal Obligations	—	6,127,543	—	6,127,543
Foreign Debt Securities	—	4,772,851	—	4,772,851
Foreign Sovereign Debt Securities	—	4,223,844	—	4,223,844
	43,111,960	908,954,699	0	952,066,659
Forward Foreign Currency Contracts*	—	118,077	—	118,077
Futures Contracts*	(212,237)	—	—	(212,237)
Swap Agreements*	—	(133,617)	—	(133,617)
Total Investments	$42,899,723	$908,939,159	$0	$951,838,882

*	Unrealized appreciation (depreciation).

26                         Invesco Corporate Bond Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)(b)	$796,020	$(929,637)
Currency risk:
Forward foreign currency contracts(c)	157,559	(39,482)
Interest rate risk:
Futures contracts(d)	389,172	(601,409)
Total	$1,342,751	$(1,570,528)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap transactions — OTC.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(d)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Options Written
Realized Gain (Loss):
Credit risk	$—	$—	$(231,199)	$—
Currency risk	—	(85,507)	—	—
Interest rate risk	(5,971,346)	—	—	—
Equity Risk	—	—	—	83,343
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	587,183	—
Currency risk	—	205,250	—	—
Interest rate risk	(3,150)	—	—	—
Total	$(5,974,496)	$119,743	$355,984	$83,343

The table below summarizes the twelve month average notional value of futures contracts, forward foreign currency contracts and swap agreements and the two month average notional value of options written outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements	Options Written
Average notional value	$190,781,827	$9,663,862	$225,250,000	$90,000,000

27                         Invesco Corporate Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
10/24/14	RBC Capital Markets Corp.	CAD	216,832	USD	201,555	$199,165	$2,390
09/02/14	Citigroup Global Markets Inc.	EUR	1,823,410	USD	2,481,232	2,396,001	85,231
09/02/14	Citigroup Global Markets Inc.	EUR	1,025,000	USD	1,350,950	1,347,809	3,141
09/02/14	Citigroup Global Markets Inc.	GBP	826,230	USD	1,417,059	1,371,239	45,820
09/02/14	RBC Capital Markets Corp.	GBP	1,369,205	USD	2,286,305	2,273,074	13,231
09/02/14	RBC Capital Markets Corp.	GBP	1,230,000	USD	2,032,919	2,039,981	(7,062)
10/24/14	RBC Capital Markets Corp.	USD	198,727	CAD	216,941	199,265	538
09/02/14	Citigroup Global Markets Inc.	USD	136,095	EUR	100,000	131,402	(4,693)
09/02/14	Citigroup Global Markets Inc.	USD	405,795	EUR	300,000	394,207	(11,588)
09/02/14	Citigroup Global Markets Inc.	USD	534,976	EUR	400,000	525,609	(9,367)
09/02/14	Citigroup Global Markets Inc.	USD	1,348,066	EUR	1,023,410	1,344,783	(3,283)
09/02/14	RBC Capital Markets Corp.	USD	214,533	GBP	127,124	211,044	(3,489)
09/02/14	RBC Capital Markets Corp.	USD	2,054,823	GBP	1,242,081	2,062,031	7,208
Total forward foreign currency contracts — Currency Risk							$118,077

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Notes	Long	785	December-2014	$93,286,211	$262,031
U.S. 30 Year Treasury Bond	Long	123	December-2014	17,231,531	98,713
U.S. Ultra Bond	Short	330	December-2014	(51,315,000)	(601,409)
U.S. 10 Year Treasury Notes	Short	417	December-2014	(52,450,781)	28,428
Total Futures Contracts Interest Rate Risk					$(212,237)

Options Written Transactions
	Call Option Contracts			Put Option Contracts
	Number of Contracts	Notional Value	Premiums Received	Number of Contracts	Notional Value	Premiums Received
Beginning of period	—	$—	$—	—	$—	$—
Written	18,000	45,000,000	73,035	18,000	45,000,000	60,254
Closed	(18,000)	(45,000,000)	(73,035)	(18,000)	(45,000,000)	(60,254)
End of period	—	$—	$—	—	$—	$—

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.39%	$(10,750,000)	$481,201	$(663,297)
Total Credit Default Swap Agreements — Credit Risk								$(663,297)

(a)	Implied credit spreads represent the current level as of August 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

28                         Invesco Corporate Bond Fund

Open Centrally Cleared Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America Investment Grade Index	Sell	1.00%	06/20/24	0.99%	$55,000,000	$(707,896)	$796,020
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America Investment Grade Index	Buy	(1.00)%	06/20/19	0.57%	88,000,000	(1,388,855)	(266,340)
Total Credit Default Swap Agreements — Credit Risk								$529,680

Abbreviations:

CME	– Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of August 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC(a)	$481,201	$(481,201)	$—	$—	$—	$—
Goldman Sachs & Co.(b)	389,172	(389,172)	—	—	—	—
RBC Capital Markets Corp.(c)	23,367	(10,551)	12,816	—	—	12,816
Citigroup Global Markets Inc.(c)	134,192	(28,931)	105,261	—	—	105,261
Credit Suisse Securities (USA) LLC(d)	796,020	(796,020)	—	—	—	—
Total	$1,823,952	$(1,705,875)	$118,077	$—	$—	$118,077

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC(a)	$685,587	$(481,201)	$204,386	$(204,386)	$—	$—
Goldman Sachs & Co.(b)	601,409	(389,172)	212,237	(212,237)	—	—
RBC Capital Markets Corp.(c)	10,551	(10,551)	—	—	—	—
Citigroup Global Markets Inc.(c)	28,931	(28,931)	—	—	—	—
Credit Suisse Securities (USA) LLC(d)	2,363,091	(796,020)	1,567,071	(1,559,918)	—	7,153
Total	$3,689,569	$(1,705,875)	$1,983,694	$(1,976,541)	$—	$7,153

(a)	Swap agreements - OTC Counterparty.
(b)	Futures contracts Counterparty. Includes cumulative appreciation (depreciation) of futures contracts.
(c)	Forward foreign currency contracts Counterparty.
(d)	Swap agreements - Centrally cleared Counterparty. Includes upfront payments and cumulative appreciation (depreciation).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,178.

29                         Invesco Corporate Bond Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$65,757,031	$—	$65,757,031

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $507,194,473 and $554,959,883, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $630,168,787 and $586,111,520, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$62,632,028
Aggregate unrealized (depreciation) of investment securities	(3,745,242)
Net unrealized appreciation of investment securities	$58,886,786

Cost of investments for tax purposes is $893,179,873.

30                         Invesco Corporate Bond Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	9,322,947	$67,959,989	16,094,779	$114,304,635
Class B	108,047	789,665	228,709	1,636,765
Class C	1,071,352	7,824,112	1,532,567	10,910,515
Class R	59,701	435,844	192,065	1,341,875
Class Y	824,950	6,036,025	1,355,059	9,738,406
Class R5	65,875	482,432	4,495	31,761
Class R6	593,111	4,340,239	1,387,126	9,853,004

Issued as reinvestment of dividends:
Class A	1,762,567	12,912,049	3,720,324	26,333,350
Class B	77,991	571,860	218,512	1,549,867
Class C	97,226	712,677	212,695	1,504,377
Class R	10,018	73,355	22,471	159,216
Class Y	20,765	152,645	43,153	307,068
Class R5	6,106	44,771	12,139	86,247
Class R6	67,016	491,101	87,216	617,617

Automatic conversion of Class B shares to Class A shares:
Class A	615,560	4,494,443	1,420,027	10,095,979
Class B	(614,651)	(4,494,443)	(1,417,345)	(10,095,979)

Reacquired:
Class A	(9,339,967)	(68,135,345)	(33,379,262)	(235,456,346)
Class B	(438,248)	(3,200,996)	(1,682,697)	(11,907,036)
Class C	(761,094)	(5,553,279)	(3,261,265)	(23,004,986)
Class R	(65,787)	(476,990)	(314,434)	(2,245,309)
Class Y	(306,260)	(2,245,899)	(1,509,943)	(10,709,677)
Class R5	(2,046)	(15,031)	(652,973)	(4,733,394)
Class R6	(62,077)	(451,548)	(68,006)	(474,068)
Net increase (decrease) in share activity	3,113,102	$22,747,676	(15,754,588)	$(110,156,113)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31                         Invesco Corporate Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 08/31/14	$7.21	$0.14	$0.20	$0.34	$(0.14)	$7.41	4.80	%(c)	$828,583	0.92	%(d)	0.92	%(d)	3.81	%(d)	125%
Year ended 02/28/14	7.26	0.28	(0.05)	0.23	(0.28)	7.21	3.26	(c)	789,268	0.92		0.92		4.01		188
Year ended 02/28/13	7.03	0.27	0.25	0.52	(0.29)	7.26	7.58	(c)	882,544	0.89		0.89		3.77		68
Year ended 02/29/12	6.78	0.30	0.25	0.55	(0.30)	7.03	8.32	(c)	810,883	0.92		0.92		4.42		69
Six months ended 02/28/11	6.87	0.16	(0.09)	0.07	(0.16)	6.78	1.03	(c)	549,964	0.90	(e)	0.90	(e)	4.62	(e)	49
Year ended 08/31/10	6.37	0.33	0.52	0.85	(0.35)	6.87	13.65	(c)	604,148	0.88		0.88		4.98		74
Year ended 08/31/09	6.15	0.31	0.25	0.56	(0.34)	6.37	9.94	(f)	623,660	0.95		0.95		5.38		78
Class B
Six months ended 08/31/14	7.22	0.14	0.20	0.34	(0.14)	7.42	4.79	(c)(g)	31,831	0.92	(d)(g)	0.92	(d)(g)	3.81	(d)(g)	125
Year ended 02/28/14	7.27	0.28	(0.05)	0.23	(0.28)	7.22	3.27	(c)(g)	37,235	0.92	(g)	0.92	(g)	4.01	(g)	188
Year ended 02/28/13	7.03	0.27	0.26	0.53	(0.29)	7.27	7.59	(c)(g)	56,765	0.89	(g)	0.89	(g)	3.77	(g)	68
Year ended 02/29/12	6.77	0.31	0.25	0.56	(0.30)	7.03	8.41	(c)(g)	68,052	0.84	(g)	0.84	(g)	4.50	(g)	69
Six months ended 02/28/11	6.86	0.15	(0.09)	0.06	(0.15)	6.77	0.85	(c)(g)	65,022	1.15	(e)(g)	1.15	(e)(g)	4.37	(e)(g)	49
Year ended 08/31/10	6.35	0.30	0.52	0.82	(0.31)	6.86	13.22	(c)(g)	74,702	1.22	(g)	1.22	(g)	4.63	(g)	74
Year ended 08/31/09	6.14	0.28	0.25	0.53	(0.32)	6.35	9.36	(h)(i)	75,378	1.42	(i)	1.42	(i)	4.90	(i)	78
Class C
Six months ended 08/31/14	7.21	0.11	0.21	0.32	(0.11)	7.42	4.42	(c)	63,060	1.67	(d)	1.67	(d)	3.06	(d)	125
Year ended 02/28/14	7.24	0.23	(0.05)	0.18	(0.21)	7.21	2.52	(c)	58,355	1.67		1.67		3.26		188
Year ended 02/28/13	7.00	0.22	0.26	0.48	(0.24)	7.24	6.88	(c)	69,568	1.62		1.64		3.04		68
Year ended 02/29/12	6.77	0.25	0.24	0.49	(0.26)	7.00	7.41	(c)(g)	62,895	1.63	(g)	1.63	(g)	3.71	(g)	69
Six months ended 02/28/11	6.86	0.14	(0.09)	0.05	(0.14)	6.77	0.80	(c)(g)	41,133	1.34	(e)(g)	1.34	(e)(g)	4.18	(e)(g)	49
Year ended 08/31/10	6.36	0.28	0.52	0.80	(0.30)	6.86	12.85	(c)(g)	46,904	1.58	(g)	1.58	(g)	4.27	(g)	74
Year ended 08/31/09	6.14	0.26	0.26	0.52	(0.30)	6.36	9.19	(i)(j)	41,446	1.70	(i)	1.70	(i)	4.61	(i)	78
Class R
Six months ended 08/31/14	7.21	0.13	0.20	0.33	(0.13)	7.41	4.67	(c)	4,165	1.17	(d)	1.17	(d)	3.56	(d)	125
Year ended 02/28/14	7.26	0.27	(0.06)	0.21	(0.26)	7.21	3.01	(c)	4,024	1.17		1.17		3.76		188
Year ended 02/28/13	7.03	0.25	0.26	0.51	(0.28)	7.26	7.31	(c)	4,776	1.14		1.14		3.52		68
Year ended 02/29/12(k)	6.88	0.21	0.15	0.36	(0.21)	7.03	5.33	(c)	4,475	1.19	(e)	1.19	(e)	4.15	(e)	69
Class Y(l)
Six months ended 08/31/14	7.23	0.15	0.20	0.35	(0.15)	7.43	4.92	(c)	12,527	0.67	(d)	0.67	(d)	4.06	(d)	125
Year ended 02/28/14	7.27	0.30	(0.04)	0.26	(0.30)	7.23	3.67	(c)	8,291	0.67		0.67		4.26		188
Year ended 02/28/13	7.04	0.29	0.25	0.54	(0.31)	7.27	7.84	(c)	9,160	0.64		0.64		4.02		68
Year ended 02/29/12	6.79	0.32	0.25	0.57	(0.32)	7.04	8.58	(c)	6,566	0.67		0.67		4.67		69
Six months ended 02/28/11	6.88	0.16	(0.08)	0.08	(0.17)	6.79	1.15	(c)	4,152	0.65	(e)	0.65	(e)	4.87	(e)	49
Year ended 08/31/10	6.37	0.36	0.51	0.87	(0.36)	6.88	14.09	(c)	2,004	0.63		0.63		5.41		74
Year ended 08/31/09	6.16	0.32	0.25	0.57	(0.36)	6.37	10.06	(m)	64,750	0.70		0.70		5.61		78
Class R5
Six months ended 08/31/14	7.22	0.16	0.20	0.36	(0.16)	7.42	5.03	(c)	2,432	0.46	(d)	0.46	(d)	4.27	(d)	125
Year ended 02/28/14	7.27	0.32	(0.06)	0.26	(0.31)	7.22	3.71	(c)	1,862	0.49		0.49		4.44		188
Year ended 02/28/13	7.03	0.30	0.26	0.56	(0.32)	7.27	8.18	(c)	6,497	0.47		0.47		4.19		68
Year ended 02/29/12	6.78	0.32	0.26	0.58	(0.33)	7.03	8.73	(c)	14,209	0.47		0.47		4.87		69
Six months ended 02/28/11	6.87	0.17	(0.09)	0.08	(0.17)	6.78	1.21	(c)	11	0.47	(e)	0.47	(e)	5.05	(e)	49
Year ended 08/31/10(k)	6.54	0.07	0.35	0.42	(0.09)	6.87	6.47	(c)	63,495	0.52	(e)	0.52	(e)	4.30	(e)	74
Class R6
Six months ended 08/31/14	7.22	0.16	0.20	0.36	(0.16)	7.42	5.03	(c)	25,393	0.46	(d)	0.46	(d)	4.27	(d)	125
Year ended 02/28/14	7.26	0.31	(0.04)	0.27	(0.31)	7.22	3.85	(c)	20,392	0.49		0.49		4.44		188
Year ended 02/28/13(k)	7.24	0.13	0.03	0.16	(0.14)	7.26	2.20	(c)	10,308	0.47	(e)	0.47	(e)	4.19	(e)	68

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes securities purchased of $295,372,294 and sold of $71,955,424 in effort to realign the Fund’s portfolio after the reorganization of Invesco Income Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $807,550, $34,404, $60,212, $4,029, $10,175, $2,074 and $22,494 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares for the six months ended August 31, 2014 and the years ended February 28, 2014 and February 28, 2013, 0.17% for Class B shares and 0.96% for Class C shares for the year ended February 29, 2012, 0.50% for Class B shares and 0.69% for Class C shares for the six months ended February 28, 2011 and 0.59% for Class B shares and 0.95% for Class C shares for the year ended August 31, 2010.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Commencement date of June 6, 2011, June 1, 2010 and September 24, 2012 for Class R shares, Class R5 shares and Class R6 shares, respectively.
(l)	On June 1, 2010, the Class I shares of Invesco Van Kampen Corporate Bond Fund were reorganized into Class Y shares.
(m)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

32                         Invesco Corporate Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,048.00	$4.75	$1,020.57	$4.69	0.92%
B	1,000.00	1,047.90	4.75	1,020.57	4.69	0.92
C	1,000.00	1,044.20	8.60	1,016.79	8.49	1.67
R	1,000.00	1,046.70	6.04	1,019.31	5.96	1.17
Y	1,000.00	1,049.20	3.46	1,021.83	3.41	0.67
R5	1,000.00	1,050.30	2.38	1,022.89	2.35	0.46
R6	1,000.00	1,050.30	2.38	1,022.89	2.35	0.46

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

33                         Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Corporate Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper BBB Rated Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile of its performance universe for the five year period (the first quintile being the

34                         Invesco Corporate Bond Fund

best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Board noted that additional portfolio management resources and derivatives capabilities had been added to the Fund in 2013. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund and one off-shore fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

35                         Invesco Corporate Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms
N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 VK-CBD-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco Global Real Estate Fund

Nasdaq:

A: AGREX  ■  B: BGREX  ■  C: CGREX  ■  R:  RGREX  ■  Y: ARGYX

■  R5: IGREX ■  R6: FGREX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.25%
Class B Shares	9.94
Class C Shares	9.85
Class R Shares	10.20
Class Y Shares	10.47
Class R5 Shares	10.58
Class R6 Shares	10.60
MSCI World Index▼ (Broad Market Index)	5.61
Custom Global Real Estate Index■ (Style-Specific Index)*	10.37
FTSE EPRA/NAREIT Developed Real Estate Index▼ (Former Style-Specific Index)*	9.59
Lipper Global Real Estate Funds Classification Average¿ (Peer Group)	9.69

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

*	The Fund has elected to use the Custom Global Real Estate Index to represent its style-specific index rather than the FTSE EPRA/NAREIT Developed Real Estate Index because the Custom Global Real Estate Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Global Real Estate Index is a custom index composed of the FTSE EPRA/NAREIT Developed Real Estate Index (Gross) from the inception of the Fund through 2/17/2005, the FTSE EPRA/NAREIT Developed Real Estate Index (Net) from 2/18/2005 through 6/30/2014, and then the FTSE EPRA/NAREIT Global Real Estate Index (Net) from 7/1/2014 going forward.

    The FTSE EPRA/NAREIT Developed Real Estate Index - Gross Return is an unmanaged index considered representative of global real estate companies and real estate investment trusts (REITs). The index is computed using the gross return, which does not withhold taxes for non-resident investors.

    The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

    The FTSE EPRA/NAREIT Developed Real Estate Index – Net Return is an unmanaged index considered representative of global real estate companies and REITs. The index is computed using the net return which withholds taxes for non-resident investors.

    The FTSE EPRA/NAREIT Global Real Estate Index (Net) is designed to track the performance of listed real estate companies and REITs in both developed and emerging markets.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Real Estate Fund

Average Annual Total Returns

As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	6.02%
5 Years	10.89
1 Year	12.91

Class B Shares
Inception (4/29/05)	5.98%
5 Years	11.06
1 Year	13.72

Class C Shares
Inception (4/29/05)	5.88%
5 Years	11.32
1 Year	17.61

Class R Shares
Inception (4/29/05)	6.41%
5 Years	11.88
1 Year	19.28

Class Y Shares
Inception	6.85%
5 Years	12.45
1 Year	19.85

Class R5 Shares
Inception (4/29/05)	7.20%
5 Years	12.77
1 Year	20.18

Class R6 Shares
Inception	6.80%
5 Years	12.43
1 Year	20.23

Average Annual Total Returns

As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	5.87%
5 Years	13.74
1 Year	6.97

Class B Shares
Inception (4/29/05)	5.83%
5 Years	13.93
1 Year	7.34

Class C Shares
Inception (4/29/05)	5.73%
5 Years	14.16
1 Year	11.34

Class R Shares
Inception (4/29/05)	6.26%
5 Years	14.74
1 Year	12.81

Class Y Shares
Inception	6.70%
5 Years	15.30
1 Year	13.47

Class R5 Shares
Inception (4/29/05)	7.05%
5 Years	15.66
1 Year	13.77

Class R6 Shares
Inception	6.65%
5 Years	15.28
1 Year	13.82

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.46%, 2.21%, 2.21%, 1.71%, 1.21%, 0.89% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Global Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Global Real Estate Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.86%
Australia–6.14%
Dexus Property Group	14,239,266	$16,024,151
Federation Centres	4,476,654	11,120,787
Goodman Group	2,422,779	12,653,762
Scentre Group(a)	7,883,332	25,252,497
Stockland	5,206,697	20,698,258
Westfield Corp.	1,912,404	13,630,002
		99,379,457

Austria–0.23%
Conwert Immobilien Invest S.E.	296,868	3,701,122

Brazil–0.87%
BR Properties S.A.	134,600	901,984
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	358,300	2,271,389
Even Construtora e Incorporadora S.A.	519,300	1,596,133
EZ TEC Empreendimentos e Participacoes S.A.	205,300	2,237,902
Helbor Empreendimentos S.A.	519,800	1,370,095
Iguatemi Empresa de Shopping Centers S.A.	157,000	1,897,270
MRV Engenharia e Participacoes S.A.	287,400	1,174,817
Multiplan Empreendimentos Imobiliarios S.A.	85,700	2,219,073
Tecnisa S.A.	156,100	446,319
		14,114,982

Canada–3.19%
Allied Properties REIT	475,892	15,626,696
Boardwalk REIT	120,000	7,600,442
Canadian REIT	266,000	11,834,456
Chartwell Retirement Residences	517,856	5,339,556
H&R REIT	523,700	11,141,631
		51,542,781

China–3.28%
China Overseas Land & Investment Ltd.	8,226,000	23,138,643
China Resources Land Ltd.	2,082,000	4,765,704
China Vanke Co., Ltd.(a)	2,372,400	4,444,749
Country Garden Holdings Co. Ltd.	3,034,000	1,346,687
Guangzhou R&F Properties Co. Ltd.–Class H	4,547,600	5,480,521
KWG Property Holding Ltd.	2,146,500	1,556,243
Longfor Properties Co. Ltd.	3,076,000	3,929,291
Shenzhen Investment Ltd.	4,302,000	1,371,071
Shimao Property Holdings Ltd.	2,572,000	5,661,646
Sunac China Holdings Ltd.	1,734,000	1,344,672
		53,039,227

	Shares	Value
Finland–0.34%
Sponda Oyj	1,060,967	$5,548,560

France–3.77%
Gecina S.A.	49,180	6,946,921
ICADE	46,547	4,328,488
Klepierre	45,112	2,148,797
Mercialys S.A.	262,794	6,509,118
Unibail-Rodamco S.E.	152,960	41,082,242
		61,015,566

Germany–2.39%
Deutsche Wohnen AG	724,197	16,338,884
GAGFAH S.A.(a)	514,273	10,068,745
LEG Immobilien AG	164,311	12,224,522
		38,632,151

Hong Kong–6.89%
Henderson Land Development Co. Ltd.	1,519,950	10,070,765
Hongkong Land Holdings Ltd.	2,904,000	19,892,400
Hysan Development Co. Ltd.	1,127,000	5,519,598
Link REIT (The)	4,065,000	24,127,431
New World Development Co. Ltd.	6,442,000	8,127,490
Sun Hung Kai Properties Ltd.	2,541,000	38,557,128
Wharf Holdings Ltd. (The)	662,000	5,176,346
		111,471,158

Indonesia–0.55%
PT Bumi Serpong Damai	13,756,800	1,888,765
PT Ciputra Development Tbk	15,817,500	1,643,992
PT Lippo Karawaci Tbk	23,260,500	2,129,062
PT Summarecon Agung Tbk	27,465,000	3,170,932
		8,832,751

Japan–11.15%
Activia Properties, Inc.	516	4,547,544
Frontier Real Estate Investment Corp.	923	4,914,387
Hulic Reit, Inc.	2,555	4,331,591
Japan Logistics Fund Inc.	2,341	5,386,212
Japan Prime Realty Investment Corp.	2,319	8,524,916
Japan Real Estate Investment Corp.	2,431	13,364,075
Japan Retail Fund Investment Corp.	1,645	3,449,678
Kenedix Office Investment Corp.	1,623	8,984,604
Mitsubishi Estate Co. Ltd.	853,000	19,709,779
Mitsui Fudosan Co., Ltd.	1,967,000	62,667,996
Mori Hills REIT Investment Corp.	4,486	6,497,263
Nippon Prologis REIT Inc.	2,921	7,091,250
Sumitomo Realty & Development Co., Ltd.	690,000	26,756,280
United Urban Investment Corp.	2,551	4,113,963
		180,339,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Fund

	Shares	Value
Malaysia–0.49%
IGB Corp. Berhad	2,571,200	$2,341,162
IGB REIT	2,859,600	1,130,428
KLCCP Stapled Group	638,300	1,340,592
Mah Sing Group Berhad	2,678,000	2,081,567
SP Setia Berhad Group	985,600	1,078,782
		7,972,531

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	9,888,325	0

Mexico–0.76%
Fibra Uno Administracion S.A. de C.V.	3,405,100	12,266,713

Netherlands–0.38%
Wereldhave N.V.	67,511	6,214,097

Norway–0.20%
Norwegian Property ASA(a)	2,056,799	3,285,197

Philippines–0.68%
Ayala Land, Inc.	6,934,700	5,249,945
Megaworld Corp.	16,117,000	1,615,767
Robinsons Land Corp.	3,981,600	2,046,062
SM Prime Holdings, Inc.	5,436,400	2,017,916
		10,929,690

Singapore–3.19%
Ascendas REIT	3,304,000	6,216,493
CapitaCommercial Trust	7,108,000	9,674,620
CapitaLand Ltd.	3,873,500	10,296,253
CapitaMall Trust	1,818,000	2,911,129
CDL Hospitality Trusts	1,559,000	2,059,528
Global Logistic Properties Ltd.	5,204,000	11,874,620
Keppel Land Ltd.	1,452,000	4,033,979
Mapletree Greater China Commercial Trust	2,108,000	1,594,924
Suntec REIT	1,962,000	2,866,813
		51,528,359

South Africa–1.17%
Capital Property Fund	2,276,297	2,551,663
Growthpoint Properties Ltd.	2,410,431	5,697,991
Hyprop Investments Ltd.	550,525	4,459,292
Redefine Properties Ltd.	3,726,712	3,342,029
Resilient Property Income Fund Ltd.	423,426	2,792,282
		18,843,257

Sweden–0.98%
Castellum AB	520,378	8,494,358
Fabege AB	243,901	3,207,020
Wihlborgs Fastigheter AB	228,761	4,222,253
		15,923,631

Thailand–0.50%
Central Pattana PCL	2,380,700	3,595,829
Land and Houses PCL–NVDR	6,145,800	2,097,017

	Shares	Value
Thailand–(continued)
Pruksa Real Estate PCL	708,600	$765,275
Supalai PCL	1,989,500	1,619,252
		8,077,373

Turkey–0.31%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	4,054,897	5,086,438

United Arab Emirates–1.07%
Emaar Properties PJSC	6,168,879	17,281,605

United Kingdom–5.56%
Big Yellow Group PLC	480,409	4,203,220
Derwent London PLC	200,081	9,280,835
Great Portland Estates PLC	1,290,022	14,074,552
Hammerson PLC	1,566,185	15,807,879
Land Securities Group PLC	2,071,799	37,247,704
Quintain Estates & Development PLC(a)	2,028,082	2,979,814
UNITE Group PLC (The)	882,700	6,418,708
		90,012,712

United States–43.77%
AvalonBay Communities, Inc.	366,772	56,519,565
Boston Properties, Inc.	299,044	36,309,922
Brixmor Property Group, Inc.	457,700	10,833,759
Brookdale Senior Living Inc.(a)	180,694	6,315,255
Cousins Properties, Inc.	1,745,057	22,144,773
CubeSmart	470,113	8,744,102
DDR Corp.	1,850,273	33,711,974
EastGroup Properties, Inc.	110,200	7,145,368
Empire State Realty Trust Inc.–Class A	485,800	7,986,552
Essex Property Trust, Inc.	129,071	24,968,785
Federal Realty Investment Trust	177,155	22,105,401
General Growth Properties, Inc.	1,016,877	24,984,668
Health Care REIT, Inc.	611,624	41,333,550
Healthcare Realty Trust, Inc.	435,522	10,870,629
Healthcare Trust of America, Inc.–Class A	1,279,480	15,929,526
Hilton Worldwide Holdings Inc.(a)	495,483	12,545,630
Host Hotels & Resorts Inc.	837,892	19,120,695
Hudson Pacific Properties Inc.	515,732	13,847,404
LaSalle Hotel Properties	556,943	20,356,267
Mid-America Apartment Communities, Inc.	275,900	19,953,088
National Health Investors, Inc.	148,900	9,605,539
National Retail Properties Inc.	440,508	16,360,467
Piedmont Office Realty Trust Inc.–Class A	801,410	15,619,481
Prologis, Inc.	1,109,284	45,414,087
Public Storage	181,377	31,773,623
Realty Income Corp.	327,322	14,637,840
Retail Opportunity Investments Corp.	681,000	10,787,040
RLJ Lodging Trust	656,260	19,563,111
Simon Property Group, Inc.	456,262	77,578,228
SL Green Realty Corp.	256,525	28,051,009
UDR, Inc.	603,844	18,067,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Fund

	Shares	Value
United States–(continued)
Washington Prime Group Inc.	248,731	$4,855,229
		708,039,579
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,278,759,813)		1,583,078,475

Money Market Funds–1.57%
Liquid Assets Portfolio–Institutional Class(c)	12,673,609	12,673,609
Premier Portfolio– Institutional Class(c)	12,673,609	12,673,609
Total Money Market Funds (Cost $25,347,218)		25,347,218
TOTAL INVESTMENTS–99.43% (Cost $1,304,107,031)		1,608,425,693
OTHER ASSETS LESS LIABILITIES–0.57%		9,249,731
NET ASSETS–100.00%		$1,617,675,424

Investment Abbreviations:

NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2014 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of August 31, 2014

United States	43.8%
Japan	11.1
Hong Kong	6.9
Australia	6.1
United Kingdom	5.6
France	3.8
China	3.3
Canada	3.2
Singapore	3.2
Germany	2.4
Countries each less than 2.0% of portfolio	8.5
Money Market Funds Plus Other Assets Less Liabilities	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,278,759,813)	$1,583,078,475
Investments in affiliated money market funds, at value and cost	25,347,218
Total investments, at value (Cost $1,304,107,031)	1,608,425,693
Foreign currencies, at value (Cost $3,081,413)	3,077,456
Receivable for:
Investments sold	6,237,579
Fund shares sold	4,095,148
Dividends	1,800,152
Investment for trustee deferred compensation and retirement plans	140,374
Other assets	101,663
Total assets	1,623,878,065

Liabilities:
Payable for:
Investments purchased	1,971,345
Fund shares reacquired	2,994,329
Accrued fees to affiliates	852,733
Accrued trustees’ and officers’ fees and benefits	5,512
Accrued other operating expenses	215,764
Trustee deferred compensation and retirement plans	162,958
Total liabilities	6,202,641
Net assets applicable to shares outstanding	$1,617,675,424

Net assets consist of:
Shares of beneficial interest	$1,458,625,258
Undistributed net investment income	(24,839,690)
Undistributed net realized gain (loss)	(120,413,777)
Net unrealized appreciation	304,303,633
$1,617,675,424

Net Assets:
Class A	$298,917,257
Class B	$6,422,638
Class C	$45,821,459
Class R	$17,649,513
Class Y	$773,269,817
Class R5	$304,571,028
Class R6	$171,023,712

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	22,541,841
Class B	485,265
Class C	3,460,501
Class R	1,331,603
Class Y	58,250,114
Class R5	22,968,798
Class R6	12,895,988
Class A:
Net asset value per share	$13.26
Maximum offering price per share
(Net asset value of $13.26 ÷ 94.50%)	$14.03
Class B:
Net asset value and offering price per share	$13.24
Class C:
Net asset value and offering price per share	$13.24
Class R:
Net asset value and offering price per share	$13.25
Class Y:
Net asset value and offering price per share	$13.27
Class R5:
Net asset value and offering price per share	$13.26
Class R6:
Net asset value and offering price per share	$13.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,528,730)	$26,446,646
Dividends from affiliated money market funds	5,663
Total investment income	26,452,309

Expenses:
Advisory fees	5,767,957
Administrative services fees	193,290
Custodian fees	149,680
Distribution fees:
Class A	365,660
Class B	36,091
Class C	226,069
Class R	43,291
Transfer agent fees — A, B, C, R and Y	1,964,183
Transfer agent fees — R5	57,903
Transfer agent fees — R6	3,530
Trustees’ and officers’ fees and benefits	20,663
Other	242,442
Total expenses	9,070,759
Less: Fees waived and expense offset arrangement(s)	(22,017)
Net expenses	9,048,742
Net investment income	17,403,567

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	41,822,979
Foreign currencies	93,872
41,916,851
Change in net unrealized appreciation (depreciation) of:
Investment securities	96,124,285
Foreign currencies	(23,829)
96,100,456
Net realized and unrealized gain	138,017,307
Net increase in net assets resulting from operations	$155,420,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$17,403,567	$17,722,449
Net realized gain	41,916,851	57,929,659
Change in net unrealized appreciation (depreciation)	96,100,456	(25,823,737)
Net increase in net assets resulting from operations	155,420,874	49,828,371

Distributions to shareholders from net investment income:
Class A	(2,194,294)	(5,899,617)
Class B	(29,227)	(119,873)
Class C	(169,501)	(596,960)
Class R	(106,871)	(308,572)
Class Y	(5,993,320)	(11,800,395)
Class R5	(3,698,000)	(9,084,846)
Class R6	(1,782,824)	(2,857,903)
Total distributions from net investment income	(13,974,037)	(30,668,166)

Share transactions–net:
Class A	(10,433,584)	1,589,030
Class B	(2,155,372)	(3,265,407)
Class C	(2,479,672)	(1,148,864)
Class R	(332,490)	(2,022,067)
Class Y	68,927,112	203,344,930
Class R5	(86,255,097)	(463,798)
Class R6	(8,320,608)	83,015,567
Net increase (decrease) in net assets resulting from share transactions	(41,049,711)	281,049,391
Net increase in net assets	100,397,126	300,209,596

Net assets:
Beginning of period	1,517,278,298	1,217,068,702
End of period (includes undistributed net investment income of $(24,839,690) and $(28,269,220), respectively)	$1,617,675,424	$1,517,278,298

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco Global Real Estate Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11                         Invesco Global Real Estate Fund

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

12                         Invesco Global Real Estate Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $20,260.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and

13                         Invesco Global Real Estate Fund

Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $51,581 in front-end sales commissions from the sale of Class A shares and $2,085, $533 and $1,167 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2014, there were transfers from Level 1 to Level 2 of $43,896,387 and from Level 2 to Level 1 of $274,133,526 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$52,397,435	$46,982,022	$—	$99,379,457
Austria	3,701,122	—	—	3,701,122
Brazil	14,114,982	—	—	14,114,982
Canada	51,542,781	—	—	51,542,781
China	51,482,984	1,556,243	—	53,039,227
Finland	5,548,560	—	—	5,548,560
France	61,015,566	—	—	61,015,566
Germany	38,632,151	—	—	38,632,151
Hong Kong	97,824,070	13,647,088	—	111,471,158
Indonesia	5,661,819	3,170,932	—	8,832,751
Japan	133,873,479	46,466,059	—	180,339,538
Malaysia	6,842,103	1,130,428	—	7,972,531
Malta	—	—	0	0
Mexico	12,266,713	—	—	12,266,713
Netherlands	6,214,097	—	—	6,214,097
Norway	3,285,197	—	—	3,285,197
Philippines	10,929,690	—	—	10,929,690
Singapore	51,528,359	—	—	51,528,359
South Africa	18,843,257	—	—	18,843,257
Sweden	7,429,273	8,494,358	—	15,923,631
Thailand	8,077,373	—	—	8,077,373
Turkey	—	5,086,438	—	5,086,438
United Arab Emirates	17,281,605	—	—	17,281,605
United Kingdom	13,601,742	76,410,970	—	90,012,712
United States	733,386,797	—	—	733,386,797
Total Investments	$1,405,481,155	$202,944,538	$0	$1,608,425,693

14                         Invesco Global Real Estate Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,757.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$27,433,567	$—	$27,433,567
February 28, 2018	111,447,142	—	111,447,142
	$138,880,709	$—	$138,880,709

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $425,586,142 and $471,465,133, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$254,122,272
Aggregate unrealized (depreciation) of investment securities	(5,746,553)
Net unrealized appreciation of investment securities	$248,375,719

Cost of investments for tax purposes is $1,360,049,974.

15                         Invesco Global Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,639,837	$33,453,891	7,161,984	$86,612,750
Class B	1,931	24,691	23,683	291,560
Class C	255,391	3,228,720	1,021,837	12,393,751
Class R	223,955	2,842,527	660,033	7,991,547
Class Y	9,070,311	115,109,561	23,008,971	276,104,223
Class R5	3,130,973	39,115,435	7,980,907	95,861,295
Class R6	993,491	12,575,773	7,975,587	94,662,961

Issued as reinvestment of dividends:
Class A	149,373	1,823,348	417,956	4,856,774
Class B	(2,351)	25,818	9,180	106,271
Class C	12,464	150,705	46,199	535,310
Class R	8,727	106,385	26,473	307,479
Class Y	438,101	5,363,060	905,428	10,520,081
Class R5	221,539	2,697,273	593,046	6,887,335
Class R6	145,943	1,782,824	245,880	2,857,903

Automatic conversion of Class B shares to Class A shares:
Class A	73,248	931,763	122,248	1,469,015
Class B	(73,338)	(931,763)	(122,417)	(1,469,015)

Reacquired:
Class A	(3,705,695)	(46,642,586)	(7,636,138)	(91,349,509)
Class B	(96,991)	(1,274,118)	(183,596)	(2,194,223)
Class C	(465,669)	(5,859,097)	(1,176,990)	(14,077,925)
Class R	(256,824)	(3,281,402)	(858,032)	(10,321,093)
Class Y	(4,062,098)	(51,545,509)	(6,905,938)	(83,279,374)
Class R5	(10,201,794)	(128,067,805)	(8,593,584)	(103,212,428)
Class R6	(1,766,587)	(22,679,205)	(1,191,426)	(14,505,297)
Net increase (decrease) in share activity	(3,266,063)	$(41,049,711)	23,531,291	$281,049,391

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

16                         Invesco Global Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/14	$12.11	$0.12		$1.12	$1.24	$(0.09)	$—	$(0.09)	$13.26	10.34%	$298,917	1.42	%(e)	1.42	%(e)	1.93	%(e)	28%
Year ended 02/28/14	11.97	0.13		0.25	0.38	(0.24)	—	(0.24)	12.11	3.31	283,279	1.46		1.46		1.05		45
Year ended 02/28/13	10.52	0.16		1.73	1.89	(0.44)	—	(0.44)	11.97	18.35	279,049	1.48		1.48		1.41		58
Year ended 02/29/12	10.83	0.14		(0.28)	(0.14)	(0.17)	—	(0.17)	10.52	(1.21)	264,763	1.51		1.51		1.41		54
Year ended 02/28/11	9.01	0.24	(f)	2.03	2.27	(0.45)	—	(0.45)	10.83	25.61	295,582	1.43		1.43		2.46	(f)	80
Seven months ended 02/28/10	8.22	0.09		0.93	1.02	(0.23)	—	(0.23)	9.01	12.36	233,895	1.40	(g)	1.40	(g)	1.68	(g)	46
Year ended 07/31/09	11.54	0.22		(3.44)	(3.22)	(0.09)	(0.01)	(0.10)	8.22	(27.79)	208,752	1.59		1.59		2.79		78
Class B
Six months ended 08/31/14	12.09	0.08		1.12	1.20	(0.05)	—	(0.05)	13.24	9.94	6,423	2.17	(e)	2.17	(e)	1.18	(e)	28
Year ended 02/28/14	11.94	0.04		0.26	0.30	(0.15)	—	(0.15)	12.09	2.61	7,931	2.21		2.21		0.30		45
Year ended 02/28/13	10.50	0.07		1.73	1.80	(0.36)	—	(0.36)	11.94	17.41	11,096	2.23		2.23		0.66		58
Year ended 02/29/12	10.81	0.07		(0.29)	(0.22)	(0.09)	—	(0.09)	10.50	(1.99)	11,412	2.26		2.26		0.66		54
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	—	(0.38)	10.81	24.75	15,047	2.18		2.18		1.71	(f)	80
Seven months ended 02/28/10	8.21	0.05		0.93	0.98	(0.20)	—	(0.20)	8.99	11.85	14,780	2.15	(g)	2.15	(g)	0.93	(g)	46
Year ended 07/31/09	11.53	0.16		(3.43)	(3.27)	(0.04)	(0.01)	(0.05)	8.21	(28.35)	14,870	2.34		2.34		2.04		78
Class C
Six months ended 08/31/14	12.10	0.08		1.11	1.19	(0.05)	—	(0.05)	13.24	9.85	45,821	2.17	(e)	2.17	(e)	1.18	(e)	28
Year ended 02/28/14	11.95	0.04		0.26	0.30	(0.15)	—	(0.15)	12.10	2.61	44,250	2.21		2.21		0.30		45
Year ended 02/28/13	10.50	0.07		1.74	1.81	(0.36)	—	(0.36)	11.95	17.51	45,010	2.23		2.23		0.66		58
Year ended 02/29/12	10.81	0.07		(0.29)	(0.22)	(0.09)	—	(0.09)	10.50	(1.99)	37,828	2.26		2.26		0.66		54
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	—	(0.38)	10.81	24.74	44,885	2.18		2.18		1.71	(f)	80
Seven months ended 02/28/10	8.22	0.05		0.92	0.97	(0.20)	—	(0.20)	8.99	11.71	38,957	2.15	(g)	2.15	(g)	0.93	(g)	46
Year ended 07/31/09	11.54	0.16		(3.43)	(3.27)	(0.04)	(0.01)	(0.05)	8.22	(28.33)	36,020	2.34		2.34		2.04		78
Class R
Six months ended 08/31/14	12.11	0.11		1.11	1.22	(0.08)	—	(0.08)	13.25	10.12	17,650	1.67	(e)	1.67	(e)	1.68	(e)	28
Year ended 02/28/14	11.96	0.10		0.26	0.36	(0.21)	—	(0.21)	12.11	3.13	16,415	1.71		1.71		0.80		45
Year ended 02/28/13	10.51	0.13		1.73	1.86	(0.41)	—	(0.41)	11.96	18.08	18,266	1.73		1.73		1.16		58
Year ended 02/29/12	10.83	0.12		(0.30)	(0.18)	(0.14)	—	(0.14)	10.51	(1.56)	13,717	1.76		1.76		1.16		54
Year ended 02/28/11	9.00	0.22	(f)	2.04	2.26	(0.43)	—	(0.43)	10.83	25.44	12,571	1.68		1.68		2.21	(f)	80
Seven months ended 02/28/10	8.22	0.08		0.92	1.00	(0.22)	—	(0.22)	9.00	12.10	9,254	1.65	(g)	1.65	(g)	1.43	(g)	46
Year ended 07/31/09	11.54	0.19		(3.43)	(3.24)	(0.07)	(0.01)	(0.08)	8.22	(27.97)	7,545	1.84		1.84		2.54		78
Class Y
Six months ended 08/31/14	12.13	0.14		1.11	1.25	(0.11)	—	(0.11)	13.27	10.38	773,270	1.17	(e)	1.17	(e)	2.18	(e)	28
Year ended 02/28/14	11.98	0.16		0.26	0.42	(0.27)	—	(0.27)	12.13	3.66	640,339	1.21		1.21		1.30		45
Year ended 02/28/13	10.53	0.19		1.73	1.92	(0.47)	—	(0.47)	11.98	18.63	428,821	1.23		1.23		1.66		58
Year ended 02/29/12	10.85	0.17		(0.30)	(0.13)	(0.19)	—	(0.19)	10.53	(1.04)	237,473	1.26		1.26		1.66		54
Year ended 02/28/11	9.02	0.27	(f)	2.03	2.30	(0.47)	—	(0.47)	10.85	26.01	182,981	1.18		1.18		2.71	(f)	80
Seven months ended 02/28/10	8.23	0.10		0.93	1.03	(0.24)	—	(0.24)	9.02	12.48	122,613	1.15	(g)	1.15	(g)	1.93	(g)	46
Year ended 07/31/09(h)	9.58	0.17		(1.44)	(1.27)	(0.07)	(0.01)	(0.08)	8.23	(13.03)	52,830	1.40	(g)	1.40	(g)	2.98	(g)	78
Class R5
Six months ended 08/31/14	12.11	0.16		1.12	1.28	(0.13)	—	(0.13)	13.26	10.67	304,571	0.84	(e)	0.84	(e)	2.51	(e)	28
Year ended 02/28/14	11.97	0.20		0.25	0.45	(0.31)	—	(0.31)	12.11	3.91	361,220	0.89		0.89		1.62		45
Year ended 02/28/13	10.52	0.22		1.74	1.96	(0.51)	—	(0.51)	11.97	19.04	357,112	0.90		0.90		1.99		58
Year ended 02/29/12	10.83	0.20		(0.29)	(0.09)	(0.22)	—	(0.22)	10.52	(0.69)	406,395	0.91		0.91		2.01		54
Year ended 02/28/11	9.00	0.30	(f)	2.03	2.33	(0.50)	—	(0.50)	10.83	26.37	339,244	0.91		0.91		2.98	(f)	80
Seven months ended 02/28/10	8.21	0.11		0.93	1.04	(0.25)	—	(0.25)	9.00	12.64	186,423	0.91	(g)	0.91	(g)	2.17	(g)	46
Year ended 07/31/09	11.53	0.26		(3.43)	(3.17)	(0.14)	(0.01)	(0.15)	8.21	(27.36)	88,071	0.98		0.98		3.40		78
Class R6
Six months ended 08/31/14	12.12	0.16		1.11	1.27	(0.13)	—	(0.13)	13.26	10.60	171,024	0.81	(e)	0.81	(e)	2.54	(e)	28
Year ended 02/28/14	11.97	0.20		0.27	0.47	(0.32)	—	(0.32)	12.12	4.03	163,844	0.85		0.85		1.66		45
Year ended 02/28/13(h)	11.36	0.10		0.84	0.94	(0.33)	—	(0.33)	11.97	8.40	77,714	0.84	(g)	0.84	(g)	2.05	(g)	58

(a)	Calculated using average shares outstanding.
(b)	For the fiscal years ended February 29, 2012 and prior, amounts include redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $290,143, $7,159, $44,845, $17,175, $705,047, $330,938 and $169,535 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.63 per share owned of Westfield Group on December 13, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.18 and 1.81%; $0.10 and 1.06%; $0.10 and 1.06%; $0.15 and 1.56%; $0.20 and 2.06% and $0.23 and 2.33% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(g)	Annualized.
(h)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.

17                         Invesco Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,102.50	$7.53	$1,018.05	$7.22	1.42%
B	1,000.00	1,099.40	11.48	1,014.27	11.02	2.17
C	1,000.00	1,098.50	11.48	1,014.27	11.02	2.17
R	1,000.00	1,102.00	8.85	1,016.79	8.49	1.67
Y	1,000.00	1,104.70	6.21	1,019.31	5.96	1.17
R5	1,000.00	1,105.80	4.46	1,020.97	4.28	0.84
R6	1,000.00	1,106.00	4.30	1,021.12	4.13	0.81

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco

Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual

19                         Invesco Global Real Estate Fund

management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund advised by Invesco Advisers and below the total account fee of a mutual fund sub-advised by Invesco Advisers with a similar investment process. The Board also noted that Invesco Advisers advises or sub-advises four funds using a similar investment process, but the fee structures were not comparable.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for certain other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

20                         Invesco Global Real Estate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	GRE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014
Invesco High Yield Fund
Nasdaq:
A: AMHYX ¡ B: AHYBX ¡ C: AHYCX ¡ Y: AHHYX ¡ Investor: HYINX R5: AHIYX ¡ R6: HYIFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
15	Financial Statements
17	Notes to Financial Statements
28	Financial Highlights
29	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

 Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.38%
Class B Shares	2.01
Class C Shares	2.00
Class Y Shares	2.51
Investor Class Shares	2.38
Class R5 Shares	2.32
Class R6 Shares	2.58
Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.74
Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	2.89
Lipper High Current Yield Bond Funds Index■ (Peer Group Index)	2.62

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

    The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high-yield bond funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco High Yield Fund

Average Annual Total Returns
As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.91%
10 Years	7.52
5 Years	10.40
1 Year	5.62

Class B Shares
Inception (9/1/93)	4.89%
10 Years	7.34
5 Years	10.24
1 Year	4.66

Class C Shares
Inception (8/4/97)	3.21%
10 Years	7.16
5 Years	10.48
1 Year	8.43

Class Y Shares
10 Years	8.15%
5 Years	11.61
1 Year	10.49

Investor Class Shares
Inception (9/30/03)	8.41%
10 Years	8.02
5 Years	11.40
1 Year	10.47

Class R5 Shares
Inception (4/30/04)	8.30%
10 Years	8.37
5 Years	11.64
1 Year	10.58

Class R6 Shares
10 Years	8.08%
5 Years	11.55
1 Year	10.91

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.96%
10 Years	7.79
5 Years	12.20
1 Year	7.05

Class B Shares
Inception (9/1/93)	4.94%
10 Years	7.61
5 Years	12.06
1 Year	5.90

Class C Shares
Inception (8/4/97)	3.26%
10 Years	7.44
5 Years	12.28
1 Year	9.92

Class Y Shares
10 Years	8.43%
5 Years	13.42
1 Year	11.99

Investor Class Shares
Inception (9/30/03)	8.56%
10 Years	8.30
5 Years	13.15
1 Year	11.97

Class R5 Shares
Inception (4/30/04)	8.45%
10 Years	8.68
5 Years	13.46
1 Year	12.09

Class R6 Shares
10 Years	8.35%
5 Years	13.35
1 Year	12.42

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class

R5 and Class R6 shares was 0.97%, 1.72%, 1.72%, 0.72%, 0.97%, 0.67% and 0.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco High Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco High Yield Fund

Schedule of Investments(a)

August 31, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–88.40%
Aerospace & Defense–2.23%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$1,532,000	$1,667,965
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/22(b)	3,342,000	3,408,840
7.75%, 03/15/20(b)	5,373,000	6,004,327
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	8,577,000	9,295,324
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	3,398,000	3,419,237
7.50%, 07/15/21	3,787,000	4,170,434
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	3,460,000	3,533,525
6.50%, 07/15/24(b)	2,498,000	2,569,818
		34,069,470

Agricultural Products–0.32%
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	4,658,000	4,867,610

Airlines–0.32%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	1,356,008	1,476,354
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	1,365,056	1,378,707
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	601,380	682,566
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 04/23/22(b)	1,232,907	1,293,011
		4,830,638

Alternative Carriers–1.14%
Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	4,145,000	4,207,175
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	12,395,000	13,138,700
		17,345,875

Apparel Retail–1.80%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	9,882,000	10,833,143
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	1,585,000	1,713,781
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	740,000	838,975
7.00%, 05/01/20	345,000	393,731
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	10,823,000	11,418,265

	Principal Amount	Value
Apparel Retail–(continued)
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	$2,137,000	$2,310,631
		27,508,526

Apparel, Accessories & Luxury Goods–0.56%
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	5,949,000	6,514,155
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	1,181,000	1,181,000
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	816,000	856,800
		8,551,955

Application Software–0.39%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	5,948,000	5,992,610

Auto Parts & Equipment–1.97%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	4,512,000	4,884,240
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	6,593,000	6,873,202
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	2,870,000	2,920,225
Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(b)	3,105,000	3,108,881
Sr. Sec. Notes, 4.75%, 05/15/21(b)	1,800,000	1,845,000
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 7.63%, 08/15/18(b)(c)	920,000	876,353
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	9,364,000	9,644,920
		30,152,821

Automotive Retail–0.06%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	850,000	858,500

Biotechnology–0.00%
Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	1,500,000	0

Broadcasting–1.38%
Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec. Gtd. PIK Global Notes, 15.00%, 12/01/17(c)	164,430	187,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Fund

	Principal Amount	Value
Broadcasting–(continued)
Clear Channel Communications, Inc., Sr. Unsec. Global Notes, 10.00%, 01/15/18	$6,276,000	$5,883,750
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	3,795,000	4,089,112
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	2,979,000	3,098,160
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	7,264,000	7,300,320
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	553,000	572,355
		21,130,942

Building Products–3.13%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	10,659,000	11,178,626
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	6,724,000	7,345,970
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	8,673,000	9,041,602
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	2,466,000	2,429,942
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	10,075,000	10,981,750
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	1,172,000	1,236,460
7.88%, 03/30/20(b)	5,158,000	5,660,905
		47,875,255

Cable & Satellite–3.60%
Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	6,868,000	7,349,447
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	7,536,000	7,743,240
5.25%, 09/30/22	1,265,000	1,288,719
Cogeco Cable Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.88%, 05/01/20(b)	100,000	100,655
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	4,039,000	4,018,805
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	3,723,000	3,723,000
5.13%, 05/01/20	15,803,000	16,316,597
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	4,030,000	4,458,187
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	2,002,000	2,279,778
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	4,295,000	4,446,399
6.25%, 05/15/24(b)	3,220,000	3,336,725
		55,061,552

	Principal Amount	Value
Casinos & Gaming–0.96%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$2,618,000	$2,833,985
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	999,000	1,001,498
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	1,289,000	1,256,775
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,932,656
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	3,080,000	3,441,900
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	3,599,000	4,228,825
		14,695,639

Coal & Consumable Fuels–1.77%
Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	1,304,000	1,264,880
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	3,852,000	3,726,810
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	4,525,000	4,807,813
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	8,781,000	9,176,145
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	8,013,000	8,113,162
		27,088,810

Communications Equipment–1.25%
Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	4,431,000	4,093,136
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	6,955,000	6,955,000
9.00%, 04/01/19(b)	7,728,000	8,066,100
		19,114,236

Construction & Engineering–0.59%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	8,485,000	9,015,313

Construction Machinery & Heavy Trucks–3.01%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	6,867,000	7,227,517
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	8,814,000	9,210,630
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	5,196,000	5,364,870
6.75%, 06/15/21	1,946,000	2,067,625
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	4,921,000	5,130,143
Sr. Unsec. Sub. Conv. Notes, 4.75%, 04/15/19(b)	2,665,000	2,819,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–(continued)
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	$8,786,000	$9,027,615
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	5,122,000	5,192,428
		46,040,731

Construction Materials–1.24%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(b)	2,904,000	3,041,940
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	7,625,000	8,053,906
7.25%, 01/15/21(b)	1,786,000	1,969,065
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	1,457,000	1,537,135
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	4,063,000	4,408,355
		19,010,401

Consumer Finance–0.37%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	294,000	353,535
8.00%, 03/15/20	4,387,000	5,341,173
		5,694,708

Data Processing & Outsourced Services–1.62%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	8,991,000	9,586,654
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	4,810,000	5,892,250
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	7,865,000	9,329,856
		24,808,760

Distillers & Vintners–0.29%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 9.00%, 04/30/18(e)	4,051,090	3,914,487
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	420,000	475,125
		4,389,612

Diversified Banks–0.20%
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	2,788,000	3,069,139

Diversified Metals & Mining–2.48%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	9,652,000	10,538,729
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	7,456,000	8,164,320
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	6,238,000	5,863,720

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	$920,000	$966,000
9.50%, 07/18/18(b)	4,285,000	4,990,972
REGS, Sr. Unsec. Euro Notes, 6.00%, 01/31/19(b)	1,600,000	1,672,000
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	3,575,000	3,592,875
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	2,335,000	1,161,662
9.88%, 12/15/20	1,810,000	1,004,550
		37,954,828

Electric Utilities–0.00%
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 12/31/49(d)	4,615,000	0
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(d)	3,845,000	0
		0

Electrical Components & Equipment–0.13%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	1,971,000	2,049,840

Electronics & Electrical–0.75%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	10,911,000	11,456,550

Environmental & Facilities Services–0.13%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	1,863,000	1,995,739

Food Products–0.06%
Chiquita Brands International Inc./Chiquita Brands LLC, Sr. Sec. Gtd. Global Notes, 7.88%, 02/01/21	763,000	840,254

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 8.00%, 01/30/20(c)(f)	74,052	58,131
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(f)	515,000	1,287
		59,418

Gas Utilities–1.08%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	8,158,000	8,443,530
6.75%, 01/15/22	1,461,000	1,519,440
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	6,561,000	6,577,402
		16,540,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Fund

	Principal Amount	Value
Gold–0.72%
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	$10,378,000	$10,974,735

Health Care Equipment–0.28%
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	4,312,000	4,344,340

Health Care Facilities–3.78%
Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	1,648,000	1,705,680
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	10,606,552	11,349,011
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	6,993,000	7,648,594
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	5,425,000	5,926,812
6.50%, 02/15/20	1,970,000	2,216,250
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	4,363,000	5,104,710
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	1,258,000	1,322,473
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	2,553,000	2,782,770
Sr. Unsec. Global Notes, 6.75%, 02/01/20	9,020,000	9,719,050
8.13%, 04/01/22	8,623,000	9,981,122
		57,756,472

Health Care Services–0.77%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 07/15/24	2,292,000	2,334,975
5.75%, 08/15/22	1,980,000	2,128,500
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	6,990,000	7,348,237
		11,811,712

Home Improvement Retail–0.21%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	3,153,000	3,172,706

Homebuilding–2.35%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	10,693,000	10,639,535
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	4,462,000	4,707,410
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	2,798,000	3,000,855
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	4,555,000	4,589,162
7.50%, 05/15/16	1,517,000	1,611,813
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	2,087,000	2,253,960
7.50%, 09/15/22	1,480,000	1,620,600

	Principal Amount	Value
Homebuilding–(continued)
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	$4,802,000	$5,354,230
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	2,141,000	2,130,295
		35,907,860

Hotels, Resorts & Cruise Lines–0.22%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	3,106,000	3,394,858

Household Products–0.56%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	6,086,000	6,382,693
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	1,946,000	2,130,870
		8,513,563

Independent Power Producers & Energy Traders–1.33%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	5,931,000	6,835,477
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	6,971,000	7,075,565
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	176,000	198,880
Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	3,341,000	3,520,579
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	2,454,087	2,671,888
		20,302,389

Industrial Conglomerates–0.72%
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	4,807,000	4,975,245
7.50%, 02/15/19(b)	5,765,000	5,966,775
		10,942,020

Industrial Machinery–0.59%
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	8,465,000	8,962,319

Integrated Telecommunication Services–0.19%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 01/15/22(b)	2,213,000	2,329,183
Altice Finco S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.13%, 01/15/24(b)	300,000	328,500
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	250,000	261,875
		2,919,558

Internet Software & Services–1.68%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	14,839,000	15,784,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Fund

	Principal Amount	Value
Internet Software & Services–(continued)
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	$3,055,000	$3,234,481
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	6,404,000	6,588,115
		25,607,582

Leisure Facilities–0.19%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	2,835,000	2,895,244

Marine–0.62%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	9,051,000	9,458,295

Metal & Glass Containers–1.58%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	3,637,000	3,777,934
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	14,557,000	14,666,177
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	5,669,000	5,676,086
		24,120,197

Movies & Entertainment–0.76%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	4,227,000	4,374,945
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	4,398,000	4,694,865
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	2,486,000	2,551,258
		11,621,068

Oil & Gas Drilling–1.45%
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	1,570,373	1,681,491
Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	7,170,000	7,707,750
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	1,551,000	1,616,918
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	7,140,000	7,336,350
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	2,699,000	2,881,182
Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	974,000	972,101
		22,195,792

Oil & Gas Equipment & Services–1.87%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	6,666,000	7,057,627

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	$8,445,000	$8,571,675
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(b)	3,095,000	3,133,687
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	4,361,000	4,426,415
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(b)	2,705,000	2,745,575
7.25%, 10/01/20(b)	400,000	433,500
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	658,000	675,273
McDermott International Inc., Sec. Gtd. Notes, 8.00%, 05/01/21(b)	1,432,000	1,496,440
		28,540,192

Oil & Gas Exploration & Production–5.14%
American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(b)	2,890,000	2,900,838
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	4,645,000	4,830,800
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	9,173,000	9,585,785
Athlon Holdings L.P./Athlon Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22(b)	3,569,000	3,684,992
Baytex Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.63%, 06/01/24(b)	3,320,000	3,351,744
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	4,432,000	4,636,980
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	8,797,000	9,060,910
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	4,859,000	5,065,507
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	8,892,000	9,114,300
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	3,504,000	3,705,480
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	405,000	417,150
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	7,761,000	7,984,129
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	3,585,000	3,688,069
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	3,744,000	3,856,320
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	6,409,000	6,665,360
		78,548,364

Oil & Gas Refining & Marketing–0.75%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	11,351,000	11,393,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–2.67%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	$979,000	$1,036,516
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	3,290,000	3,503,850
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	8,837,000	9,201,526
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	3,707,000	4,318,655
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	2,078,000	2,207,875
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	7,262,000	7,806,650
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,792,100
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	2,365,000	2,397,401
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	7,111,000	7,484,327
		40,748,900

Other Diversified Financial Services–0.19%
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., Sr. Sec. Notes, 7.25%, 08/01/22(b)	2,850,000	2,891,934

Packaged Foods & Meats–3.80%
Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	1,875,000	2,142,188
REGS, Sr. Unsec. Gtd. Euro Bond, 10.25%, 10/05/16(b)	1,029,000	1,178,205
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	11,519,000	11,554,997
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	13,177,000	13,572,310
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	3,249,000	3,484,552
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	4,800,000	5,070,000
JBS Investments GmbH (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	1,765,000	1,857,663
JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 10/22/13-02/19/14; Cost $1,087,948)(b)	974,000	1,105,490
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(b)	1,268,000	1,446,192

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(b)	$1,592,000	$1,622,248
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	4,712,000	4,947,600
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	3,789,000	3,732,165
6.75%, 12/01/21(b)	1,257,000	1,286,854
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	1,148,000	1,231,230
6.63%, 08/15/22	3,539,000	3,901,747
		58,133,441

Paper Products–0.64%
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	1,073,000	1,094,460
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	8,383,000	8,676,405
		9,770,865

Personal Products–0.52%
Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	7,156,000	7,874,407

Pharmaceuticals–1.66%
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	2,420,000	2,637,800
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	6,916,000	7,062,965
6.38%, 10/15/20(b)	3,215,000	3,375,750
6.75%, 08/15/21(b)	3,106,000	3,284,595
7.25%, 07/15/22(b)	1,180,000	1,265,550
7.50%, 07/15/21(b)	7,105,000	7,779,975
		25,406,635

Real Estate Development–0.20%
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	2,940,000	2,984,100

Regional Banks–0.57%
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	7,605,000	8,631,675

Security & Alarm Services–0.24%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	3,441,000	3,656,063

Semiconductor Equipment–1.43%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	12,473,000	13,252,562
6.63%, 06/01/21	3,203,000	3,419,203
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	5,037,000	5,213,295
		21,885,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Fund

	Principal Amount	Value
Semiconductors–1.85%
Advanced Micro Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	$9,184,000	$9,666,160
7.00%, 07/01/24(b)	904,000	924,340
Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(b)	2,929,000	2,972,935
5.88%, 02/15/22(b)	5,496,000	5,921,940
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	8,260,000	8,714,300
		28,199,675

Specialized Finance–2.42%
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	6,596,000	7,626,625
Sr. Unsec. Notes, 5.13%, 03/15/21	4,129,000	4,232,225
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	5,835,000	6,199,687
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	4,376,000	4,682,320
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	5,950,000	6,530,125
Sr. Unsec. Notes, 8.25%, 12/15/20	6,290,000	7,752,425
		37,023,407

Specialized REIT’s–0.61%
Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	4,023,000	4,188,949
Sr. Unsec. Notes, 4.88%, 04/15/22	4,949,000	5,066,539
		9,255,488

Specialty Chemicals–0.92%
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	8,404,000	9,160,360
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	4,703,000	4,855,847
		14,016,207

Specialty Properties–0.06%
Weyerhaeuser Real Estate Co., Sr. Unsec. Notes, 5.88%, 06/15/24(b)	910,000	936,163

Specialty Stores–1.24%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	14,272,000	14,539,600
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	4,086,000	4,331,160
		18,870,760

	Principal Amount	Value
Steel–2.21%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	$8,472,000	$9,141,288
6.75%, 02/25/22	5,937,000	6,656,861
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	1,811,000	1,951,353
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	1,889,000	2,028,314
7.38%, 02/01/20(b)	9,198,000	9,876,352
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	3,780,000	4,167,450
		33,821,618

Trading Companies & Distributors–0.16%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	2,449,000	2,516,348

Wireless Telecommunication Services–8.42%
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	3,525,000	3,727,688
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	3,985,000	4,155,160
7.00%, 02/15/20(b)	3,065,000	3,233,575
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	11,438,000	12,152,875
8.13%, 06/01/23	2,210,000	2,414,425
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	8,145,000	8,073,731
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	3,257,000	3,224,430
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	6,973,000	7,007,865
7.00%, 08/15/20	552,000	590,640
11.50%, 11/15/21	2,103,000	2,754,930
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	4,480,000	5,017,600
9.00%, 11/15/18(b)	3,293,000	3,918,670
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	7,870,000	8,401,225
7.88%, 09/15/23(b)	6,529,000	7,002,352
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	7,856,000	8,199,700
6.63%, 04/01/23	15,806,000	16,734,602
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	4,263,000	4,513,451
6.84%, 04/28/23	2,065,000	2,204,388
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)	6,950,000	7,054,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Fund

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 4.75%, 07/15/20(b)		$3,800,000	$3,847,500
Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(b)		13,542,000	14,388,375
			128,617,432
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,354,757,579)			1,350,693,114

Non-U.S. Dollar Denominated Bonds & Notes–5.95%(g)
Apparel, Accessories & Luxury Goods–0.17%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,985,000	2,627,852

Auto Parts & Equipment–0.29%
Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	3,170,000	4,376,398

Broadcasting–0.29%
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	1,785,000	2,474,492
REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 11/01/17(b)	EUR	1,440,000	1,996,229
			4,470,721

Cable & Satellite–0.20%
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/23(b)	GBP	1,700,000	3,066,472

Casinos & Gaming–0.35%
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	2,074,500	3,668,571
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	974,000	1,601,026
			5,269,597

Construction Materials–0.81%
Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Gtd. Bonds, 6.63%, 04/15/21(b)	EUR	3,320,000	4,481,532
Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	3,270,000	4,475,096
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	2,370,000	3,488,069
			12,444,697

Food Distributors–0.26%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	2,200,000	3,889,849

Hotels, Resorts & Cruise Lines–0.36%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	1,330,000	1,878,386

	Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	2,030,000	$3,601,907
			5,480,293

Independent Power Producers & Energy Traders–0.23%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	2,020,000	3,546,436

Integrated Telecommunication Services–0.20%
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.50%, 01/15/21	GBP	876,000	1,506,081
REGS, Sr. Sec. Gtd. Euro Notes, 6.00%, 04/15/21(b)	GBP	853,000	1,485,188
			2,991,269

Internet Software & Services–0.14%
Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	1,530,000	2,159,694

Metal & Glass Containers–0.16%
Greif Neveda Holdings Inc., SCS, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	1,590,000	2,470,550

Movies & Entertainment–0.30%
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,365,000	2,297,333
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	1,380,000	2,322,578
			4,619,911

Other Diversified Financial Services–1.30%
AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	1,520,000	1,922,462
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	1,765,000	2,232,332
Boats Investments Netherlands B.V. (Netherlands), REGS–Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)(c)	EUR	1,516,848	876,981
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	1,685,000	3,119,590
Financiere Gaillon 8 SAS (France), Sr. Sec. Notes, 7.00%, 09/30/19(b)	EUR	3,100,000	4,012,299
GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(b)	EUR	1,427,000	1,980,176
REGS, Sr. Sec. Gtd. Euro Notes, 6.50%, 11/15/18(b)	EUR	396,000	549,509
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	2,825,000	5,194,247
			19,887,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Fund

	Principal Amount		Value
Paper Packaging–0.23%
M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 7.50%(h)	EUR	4,100,000	$3,501,810

Personal Products–0.12%
Albea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.75%, 11/01/19(b)	EUR	1,290,000	1,856,260

Publishing–0.05%
Johnston Press Bond PLC (United Kingdom), Sr. Sec. Notes, 8.63%, 06/01/19(b)	GBP	500,000	818,686

Research & Consulting Services–0.05%
La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(b)	EUR	550,000	784,130

Restaurants–0.17%
Twinkle Pizza PLC (United Kingdom), Sr. Sec. Gtd. Bonds, 6.63%, 08/01/21(b)	GBP	1,500,000	2,524,457

Specialized Finance–0.27%
HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b)	GBP	900,000	1,553,947
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	1,500,000	2,589,912
			4,143,859
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $87,991,363)			90,930,537

	Shares

Common Stocks & Other Equity Interests–1.52%
Apparel, Accessories & Luxury Goods–0.00%
HCI Direct, Inc.–Class A(i)		1,000	0

Automobile Manufacturers–0.78%
General Motors Co.(j)		229,258	7,978,178
General Motors Co.–Wts. expiring 07/10/16(i)(j)		82,196	2,036,817
General Motors Co.–Wts. expiring 07/10/19(i)(j)		82,196	1,375,961
Motors Liquidation Co. GUC Trust(i)		21,555	550,084
			11,941,040

Broadcasting–0.01%
Adelphia Communications Corp.(k)		50,250	39,195
Adelphia Recovery Trust– Series ACC-1(k)		4,846,549	10,178
Adelphia Recovery Trust–Series Arahova(i)(k)		2,211,702	27,204
			76,577

Construction Materials–0.35%
U.S. Concrete, Inc.(i)		209,869	5,328,574

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(i)		79,899	11,186

	Shares	Value
Integrated Telecommunication Services–0.27%
Hawaiian Telcom Holdco Inc.–Wts. expiring 10/28/15(i)(l)	22,376	$307,670
Largo Ltd. (Luxembourg)–Class A(i)	312,510	388,053
Largo Ltd. (Luxembourg)–Class B(i)	2,812,600	3,492,490
Ventelo, Inc. (United Kingdom) (Acquired 06/28/02; Cost $0)(b)(i)	73,021	0
		4,188,213

Leisure Products–0.00%
HF Holdings, Inc. (Acquired 09/29/09; Cost $6,855,236)(b)(i)	36,820	0

Paper Products–0.09%
NewPage Holdings Inc. (Acquired 07/21/11–08/29/11; Cost $3,061,958)(b)(m)	14,192	1,362,432

Semiconductors–0.02%
Magnachip Semiconductor Corp. (South Korea)(i)	20,834	256,883
Total Common Stocks & Other Equity Interests (Cost $58,595,248)		23,164,905

	Principal Amount

Variable Rate Senior Loan Interests–0.48%
Alternative Carriers–0.37%
Level 3 Financing Inc., Sr. Unsec. Gtd. Term Loan, 0.00%, 06/15/15(n)(o)	$5,700,000	5,700,000

Casinos & Gaming–0.11%
Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Term Loan, —%, 03/01/17(n)(p)	1,660,000	1,608,133
Total Variable Rate Senior Loan Interest (Cost $7,348,851)		7,308,133

U.S. Treasury Bills–0.10%
0.00%, 11/13/14(q)(r)	370,000	369,989
0.02%, 11/13/14(q)(r)	20,000	19,999
0.03%, 11/13/14(q)(r)	280,000	279,992
0.04%, 11/13/14(q)(r)	535,000	534,984
0.05%, 11/13/14(q)(r)	325,000	324,990
Total U.S. Treasury Securities (Cost $1,529,863)		1,529,954

	Shares

Money Market Funds–2.08%
Liquid Assets Portfolio–Institutional Class(s)	15,936,661	15,936,661
Premier Portfolio–Institutional Class(s)	15,936,661	15,936,661
Total Money Market Funds (Cost $31,873,322)		31,873,322
TOTAL INVESTMENTS–98.53% (Cost $1,542,096,226)		1,505,499,965
OTHER ASSETS LESS LIABILITIES–1.47%		22,460,237
NET ASSETS–100.00%		$1,527,960,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Fund

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
PIK	– Payment in Kind

REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $714,630,258, which represented 46.77% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Boats Investments Netherlands B.V., REGS, Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes	—	11.00%
Central European Media Enterprises Ltd., Sr. Sec. Gtd. PIK Global Notes	—	15.00
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00%	8.00
Schaeffler Holding Finance B.V., Sr. Sec. Gtd. PIK Notes	6.88	7.63

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2014 was $1,287, which represented less than 1% of the Fund’s Net Assets.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Acquired as part of the Sino-Forest Corp. reorganization.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Perpetual bond with no specified maturity date.
(i)	Non-income producing security.
(j)	Acquired as part of the General Motors reorganization.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.
(m)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 11.
(p)	This variable rate interest will settle after August 31, 2014, at which time the interest rate will be determined.
(q)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1K and Note 5.
(s)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition*

By credit quality, based on Total Investments

as of August 31, 2014

BBB	0.8%
BB	42.2
B	44.0
CCC	8.9
Non-Rated	4.1

*	Source: Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,510,222,904)	$1,473,626,643
Investments in affiliated money market funds, at value and cost	31,873,322
Total investments, at value (Cost $1,542,096,226)	1,505,499,965
Cash	176,712
Foreign currencies, at value (Cost $816,057)	813,334
Receivable for:
Investments sold	10,733,070
Fund shares sold	1,596,769
Dividends and interest	27,988,275
Forward foreign currency contracts outstanding	2,427,772
Swaps agreements — OTC	118,422
Unrealized appreciation on swap transactions — OTC	919,515
Premiums paid on swap agreements	8,793
Investment for trustee deferred compensation and retirement plans	366,615
Other assets	107,055
Total assets	1,550,756,297

Liabilities:
Payable for:
Investments purchased	17,846,566
Fund shares reacquired	1,785,192
Dividends	1,714,662
Variation margin — futures	24,438
Variation margin — centrally cleared swap agreements	4,197
Accrued fees to affiliates	848,628
Accrued trustees’ and officers’ fees and benefits	5,807
Accrued other operating expenses	52,472
Trustee deferred compensation and retirement plans	514,133
Total liabilities	22,796,095
Net assets applicable to shares outstanding	$1,527,960,202

Net assets consist of:
Shares of beneficial interest	$1,668,327,182
Undistributed net investment income	(8,846,650)
Undistributed net realized gain (loss)	(98,472,752)
Net unrealized appreciation (depreciation)	(33,047,578)
$1,527,960,202

Net Assets:
Class A	$929,244,843
Class B	$22,939,678
Class C	$119,325,104
Class Y	$113,283,375
Investor Class	$138,254,638
Class R5	$104,898,701
Class R6	$100,013,863

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	204,977,566
Class B	5,053,173
Class C	26,390,785
Class Y	24,932,795
Investor Class	30,491,312
Class R5	23,188,844
Class R6	22,095,391
Class A:
Net asset value per share	$4.53
Maximum offering price per share
(Net asset value of $4.53 ÷ 95.75%)	$4.73
Class B:
Net asset value and offering price per share	$4.54
Class C:
Net asset value and offering price per share	$4.52
Class Y:
Net asset value and offering price per share	$4.54
Investor Class:
Net asset value and offering price per share	$4.53
Class R5:
Net asset value and offering price per share	$4.52
Class R6:
Net asset value and offering price per share	$4.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$50,229,142
Dividends (net of foreign withholding taxes of $256)	254,157
Dividends from affiliated money market funds	7,328
Total investment income	50,490,627

Expenses:
Advisory fees	4,239,279
Administrative services fees	200,101
Custodian fees	59,841
Distribution fees:
Class A	1,351,764
Class B	126,209
Class C	649,265
Investor Class	178,165
Transfer agent fees — A, B, C, Y and Investor	1,315,693
Transfer agent fees — R5	49,830
Transfer agent fees — R6	14,275
Trustees’ and officers’ fees and benefits	30,320
Other	310,822
Total expenses	8,525,564
Less: Fees waived and expense offset arrangement(s)	(31,141)
Net expenses	8,494,423
Net investment income	41,996,204

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $10,840)	42,164,082
Foreign currencies	(76,181)
Forward foreign currency contracts	(952,728)
Futures contracts	(382,292)
Swap agreements	410,306
41,163,187
Change in net unrealized appreciation (depreciation) of:
Investment securities	(50,308,855)
Foreign currencies	(230,263)
Forward foreign currency contracts	4,202,180
Futures contracts	104,086
Swap agreements	87,340
(46,145,512)
Net realized and unrealized gain (loss)	(4,982,325)
Net increase in net assets resulting from operations	$37,013,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$41,996,204	$89,270,130
Net realized gain	41,163,187	36,924,679
Change in net unrealized appreciation (depreciation)	(46,145,512)	(3,369,115)
Net increase in net assets resulting from operations	37,013,879	122,825,694

Distributions to shareholders from net investment income:
Class A	(30,081,712)	(59,783,886)
Class B	(609,530)	(1,512,153)
Class C	(3,124,740)	(6,157,248)
Class Y	(3,149,667)	(5,447,469)
Investor Class	(3,960,348)	(8,578,835)
Class R5	(2,924,715)	(5,222,341)
Class R6	(2,809,282)	(4,509,375)
Total distributions from net investment income	(46,659,994)	(91,211,307)

Share transactions–net:
Class A	(146,448,095)	(60,223,903)
Class B	(3,779,603)	(9,693,570)
Class C	(9,463,194)	5,092,293
Class Y	15,327,821	39,000,655
Investor Class	(5,030,263)	(10,731,383)
Class R5	13,320,864	1,488,722
Class R6	14,940,581	24,246,922
Net increase (decrease) in net assets resulting from share transactions	(121,131,889)	(10,820,264)
Net increase (decrease) in net assets	(130,778,004)	20,794,123

Net assets:
Beginning of period	1,658,738,206	1,637,944,083
End of period (includes undistributed net investment income of $(8,846,650) and $(4,182,860), respectively)	$1,527,960,202	$1,658,738,206

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

17                         Invesco High Yield Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the

18                         Invesco High Yield Fund

net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

19                         Invesco High Yield Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only

20                         Invesco High Yield Fund

limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.55%
Next $500 million	0.50%
Over $1 billion	0.45%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

21                         Invesco High Yield Fund

For the six months ended August 31, 2014, the Adviser waived advisory fees of $28,199.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $78,096 in front-end sales commissions from the sale of Class A shares and $4,136, $13,625 and $2,571 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$49,411,005	$5,627,222	$0	$55,038,227
U.S. Treasury Securities	—	1,529,954	—	1,529,954
Corporate Debt Securities	—	1,358,001,247	0	1,358,001,247
Foreign Debt Securities	—	90,930,537	—	90,930,537
	49,411,005	1,456,088,960	0	1,505,499,965
Forward Foreign Currency Contracts*	—	2,427,772	—	2,427,772
Futures Contracts*	64,680	—	—	64,680
Swap Agreements*	—	1,125,116	—	1,125.116
Total Investments	$49,475,685	$1,459,641,848	$0	$1,509,117,533

*	Unrealized appreciation.

22                         Invesco High Yield Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2014, the Fund engaged in securities purchases of $0 and securities sales of $109,453, which resulted in net realized gains of $10,840.

NOTE 5—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)(b)	$1,125,116	$—
Currency risk:
Forward foreign currency contracts(b)	3,494,317	(1,066,545)
Interest rate risk:
Futures contracts(a)	134,153	(69,473)
Total	$4,753,586	$(1,136,018)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements and futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements — OTC and Forward foreign currency contracts outstanding, respectively.

Effect of Derivative Investments for the six months ended August 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$410,306
Currency risk	—	(952,728)	—
Interest rate risk	(382,292)	—	—
Change in Unrealized Appreciation:
Credit risk	—	—	87,340
Currency risk	—	4,202,180	—
Interest rate risk	104,086	—	—
Total	$(278,206)	$3,249,452	$497,646

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$71,004,823	$228,633,966	$23,750,922

23                         Invesco High Yield Fund

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/02/2014	Citigroup Global Markets Inc.	EUR	60,495,000	USD	82,319,479	$79,491,793	$2,827,686
09/02/2014	Citigroup Global Markets Inc.	USD	80,342,225	EUR	60,795,000	79,491,793	(850,432)
09/02/2014	RBC Capital Markets Corp.	GBP	28,258,992	USD	47,187,007	46,913,940	273,067
09/02/2014	Citigroup Global Markets Inc.	USD	5,828,583	GBP	3,457,935	5,740,663	(87,920)
09/02/2014	RBC Capital Markets Corp.	USD	41,154,720	GBP	24,801,057	41,173,276	18,556
10/07/2014	Citigroup Global Markets Inc.	GBP	3,548,629	USD	6,086,219	5,889,425	196,794
10/07/2014	RBC Capital Markets Corp.	USD	269,826	GBP	161,450	267,948	(1,878)
10/24/2014	RBC Capital Markets Corp.	CAD	3,972,059	USD	3,692,211	3,648,430	43,781
10/24/2014	RBC Capital Markets Corp.	USD	3,630,551	CAD	3,972,059	3,648,430	17,879
12/15/2014	Citigroup Global Markets Inc.	EUR	38,030,000	USD	50,123,540	50,006,986	116,554
12/15/2014	RBC Capital Markets Corp.	GBP	22,000,000	USD	36,361,160	36,487,475	(126,315)
Total Forward Foreign Currency Contracts — Currency Risk							$2,427,772

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Notes	Short	418	December-2014	$(49,673,422)	$(69,473)
U.S. 10 Year Treasury Notes	Short	265	December-2014	(33,332,031)	18,066
U.S. Long Bond	Long	149	December-2014	20,873,969	116,087
Total Futures Contracts — Interest Rate Risk					$64,680

Open Centrally Cleared Credit Default Swap Agreements at Period-End
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America, High Yield Index	Sell	5.00%	06/20/2019	3.12%	$9,875,484	$519,689	$205,601

Abbreviations:

CME	– Chicago Mercantile Exchange

Open Over-The-Counter Credit Default Swap Agreements at Period-End
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
JP Morgan Securities Inc.	CDX North American High Yield — Series 17	Sell	5.00%	12/20/2016	1.91%	$4,750,000	$(94,380)	$425,198
JP Morgan Securities Inc.	CDX North American High Yield — Series 5	Sell	5.00	12/20/2017	2.25	6,930,000	103,173	494,317
Subtotal — Open Over-The-Counter Credit Default Swap Agreements							$8,793	$919,515
Total Credit Default Swap Agreements — Credit Risk							$528,482	$1,125,116

(a)	Implied credit spreads represent the current level as of August 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

24                         Invesco High Yield Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$134,153	$(69,473)	$64,680	$—	$—	$64,680
Citigroup Global Markets Inc.	3,141,034	(938,352)	2,202,682	—	—	2,202,682
Credit Suisse Securities (USA) LLC	725,290	—	725,290	—	—	725,290
J.P. Morgan Securities Inc.	1,046,730	—	1,046,730	—	—	1,046,730
RBC Capital Markets Corp.	353,283	(128,193)	225,090	—	—	225,090
Total	$5,400,490	$(1,136,018)	$4,264,472	$—	$—	$4,264,472

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$69,473	$(69,473)	$—	$—	$—	$—
Citigroup Global Markets Inc.	938,352	(938,352)	—	—	—	—
RBC Capital Markets Corp.	128,193	(128,193)	—	—	—	—
Total	$1,136,018	$(1,136,018)	$—	$—	$—	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,942.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

25                         Invesco High Yield Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$39,242,336	$—	$39,242,336
February 28, 2018	102,114,177	—	102,114,177
Total capital loss carryforward	$141,356,513	$—	$141,356,513

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $864,165,088 and $987,735,323, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,929,932
Aggregate unrealized (depreciation) of investment securities	(84,343,269)
Net unrealized appreciation (depreciation) of investment securities	$(42,413,337)

Cost of investments for tax purposes is $1,547,913,302.

NOTE 11—Unfunded Loan Commitments

As of August 31, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Level 3 Financing Inc.	Term Loan	$5,700,000	$5,700,000

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$7,360,000	$7,308,133

26                         Invesco High Yield Fund

NOTE 13—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	27,903,807	$126,914,248	84,249,488	$375,007,274
Class B	152,395	693,682	596,982	2,650,611
Class C	2,916,963	13,246,633	6,159,447	27,447,816
Class Y	12,075,013	55,001,257	27,397,906	121,897,065
Investor Class	1,541,426	7,012,683	12,046,197	53,980,991
Class R5	4,178,099	18,967,893	8,481,732	37,859,930
Class R6	3,197,730	14,512,612	5,603,779	25,168,591
Issued as reinvestment of dividends:
Class A	4,343,815	19,738,624	8,621,667	38,484,988
Class B	95,758	435,882	241,577	1,079,492
Class C	489,966	2,221,230	976,220	4,343,771
Class Y	474,553	2,161,975	806,737	3,606,208
Investor Class	759,452	3,454,216	1,670,961	7,457,318
Class R5	644,626	2,923,035	1,171,666	5,219,298
Class R6	618,809	2,808,113	1,012,891	4,509,375
Automatic conversion of Class B shares to Class A shares:
Class A	519,381	2,363,248	1,076,680	4,811,151
Class B	(518,647)	(2,363,248)	(1,074,203)	(4,811,151)
Issued in connection with acquisitions:(b)
Class A	—	—	14,806,598	64,859,903
Class C	—	—	2,168,323	9,477,444
Class Y	—	—	9,251,122	40,623,426
Reacquired:
Class A	(65,399,542)	(295,464,215)	(122,348,061)	(543,387,219)
Class B	(559,714)	(2,545,919)	(1,930,084)	(8,612,522)
Class C	(5,537,558)	(24,931,057)	(8,140,907)	(36,176,738)
Class Y	(9,208,196)	(41,835,411)	(28,480,162)	(127,126,044)
Investor Class	(3,407,127)	(15,497,162)	(16,287,286)	(72,169,692)
Class R5	(1,888,643)	(8,570,064)	(9,327,267)	(41,590,506)
Class R6	(524,514)	(2,380,144)	(1,220,571)	(5,431,044)
Net increase (decrease) in share activity	(27,132,148)	$(121,131,889)	(2,468,568)	$(10,820,264)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.
(b)	As of the opening of business on July 15, 2013, the Fund acquired all the net assets of Invesco High Yield Securities Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on December 6, 2012 and by the shareholders of the Target Fund on July 2, 2013. The acquisition was accomplished by a tax-free exchange of 26,226,043 shares of the Fund for 6,501,572 shares outstanding of the Target Fund as of the close of business on July 12, 2013. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, July 12, 2013. The Target Fund’s net assets as of the close of business on July 12, 2013 of $114,960,773, including $(25,707,449) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,367,661,204 and $1,482,621,977 immediately after the acquisition.
The pro forma results of operations for the year ended February 28, 2014 assuming the reorganization had been completed on March 1, 2013, the beginning of the annual reporting period are as follows:

Net investment income	$91,774,441
Net realized/unrealized gains	31,162,099
Change in net assets resulting from operations	$122,936,540

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since July 15, 2013.

27                         Invesco High Yield Fund

NOTE 14—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/14	$4.55	$0.12	$(0.01)	$0.11	$(0.13)	$4.53	2.38%	$929,245	1.00	%(e)	1.00	%(e)	5.00	%(e)	57%
Year ended 02/28/14	4.47	0.25	0.09	0.34	(0.26)	4.55	7.78	1,082,201	0.95		0.97		5.60		76
Year ended 02/28/13	4.23	0.26	0.23	0.49	(0.25)	4.47	12.02	1,122,186	0.88		0.98		5.98		54
Year ended 02/29/12	4.33	0.29	(0.09)	0.20	(0.30)	4.23	4.89	964,405	0.90		1.01		6.93		65
Year ended 02/28/11	4.03	0.31	0.30	0.61	(0.31)	4.33	15.73	532,779	0.99		1.04		7.36		91
Period ended 02/28/10	3.64	0.19	0.39	0.58	(0.19)	4.03	16.15	460,987	0.98	(f)	1.04	(f)	8.31	(f)	62
Year ended 07/31/09	3.98	0.35	(0.33)	0.02	(0.36)	3.64	2.38	397,072	1.12		1.21		10.74		104
Class B
Six months ended 08/31/14	4.56	0.10	(0.01)	0.09	(0.11)	4.54	2.01	22,940	1.75	(e)	1.75	(e)	4.25	(e)	57
Year ended 02/28/14	4.48	0.22	0.08	0.30	(0.22)	4.56	6.98	26,840	1.70		1.72		4.85		76
Year ended 02/28/13	4.24	0.23	0.23	0.46	(0.22)	4.48	11.18	36,049	1.63		1.73		5.23		54
Year ended 02/29/12	4.34	0.25	(0.09)	0.16	(0.26)	4.24	4.11	44,904	1.65		1.76		6.18		65
Year ended 02/28/11	4.04	0.28	0.30	0.58	(0.28)	4.34	14.86	37,460	1.74		1.79		6.61		91
Period ended 02/28/10	3.65	0.17	0.39	0.56	(0.17)	4.04	15.63	41,726	1.73	(f)	1.79	(f)	7.56	(f)	62
Year ended 07/31/09	3.99	0.33	(0.33)	0.00	(0.34)	3.65	1.63	42,365	1.87		1.96		9.99		104
Class C
Six months ended 08/31/14	4.54	0.10	(0.01)	0.09	(0.11)	4.52	2.00	119,325	1.75	(e)	1.75	(e)	4.25	(e)	57
Year ended 02/28/14	4.46	0.22	0.08	0.30	(0.22)	4.54	6.99	129,599	1.70		1.72		4.85		76
Year ended 02/28/13	4.22	0.23	0.23	0.46	(0.22)	4.46	11.21	121,940	1.63		1.73		5.23		54
Year ended 02/29/12	4.32	0.25	(0.09)	0.16	(0.26)	4.22	4.10	114,854	1.65		1.76		6.18		65
Year ended 02/28/11	4.02	0.28	0.30	0.58	(0.28)	4.32	14.90	75,278	1.74		1.79		6.61		91
Period ended 02/28/10	3.64	0.17	0.38	0.55	(0.17)	4.02	15.38	58,958	1.73	(f)	1.79	(f)	7.56	(f)	62
Year ended 07/31/09	3.97	0.32	(0.31)	0.01	(0.34)	3.64	1.86	56,672	1.87		1.96		9.99		104
Class Y
Six months ended 08/31/14	4.56	0.12	(0.01)	0.11	(0.13)	4.54	2.51	113,283	0.75	(e)	0.75	(e)	5.25	(e)	57
Year ended 02/28/14	4.48	0.26	0.09	0.35	(0.27)	4.56	8.04	98,559	0.70		0.72		5.85		76
Year ended 02/28/13	4.24	0.27	0.23	0.50	(0.26)	4.48	12.28	56,459	0.63		0.73		6.23		54
Year ended 02/29/12	4.34	0.30	(0.09)	0.21	(0.31)	4.24	5.16	45,730	0.65		0.76		7.18		65
Year ended 02/28/11	4.04	0.32	0.30	0.62	(0.32)	4.34	16.00	35,235	0.74		0.79		7.61		91
Period ended 02/28/10	3.65	0.19	0.39	0.58	(0.19)	4.04	16.28	14,512	0.73	(f)	0.79	(f)	8.56	(f)	62
Year ended 07/31/09(g)	3.58	0.30	0.07	0.37	(0.30)	3.65	12.44	11,883	0.87	(f)	0.98	(f)	10.99	(f)	104
Investor Class
Six months ended 08/31/14	4.56	0.12	(0.02)	0.10	(0.13)	4.53	2.16	138,255	1.00	(e)	1.00	(e)	5.00	(e)	57
Year ended 02/28/14	4.47	0.25	0.10	0.35	(0.26)	4.56	8.01	143,961	0.95		0.97		5.60		76
Year ended 02/28/13	4.23	0.25	0.24	0.49	(0.25)	4.47	12.05	152,690	0.88		0.98		5.98		54
Year ended 02/29/12	4.33	0.29	(0.09)	0.20	(0.30)	4.23	4.90	121,909	0.87		0.98		6.96		65
Year ended 02/28/11	4.03	0.31	0.30	0.61	(0.31)	4.33	15.73	134,144	0.99		1.04		7.36		91
Period ended 02/28/10	3.64	0.19	0.39	0.58	(0.19)	4.03	16.16	122,059	0.98	(f)	1.04	(f)	8.31	(f)	62
Year ended 07/31/09	3.98	0.35	(0.33)	0.02	(0.36)	3.64	2.41	104,737	1.11		1.20		10.75		104
Class R5
Six months ended 08/31/14	4.55	0.12	(0.02)	0.10	(0.13)	4.52	2.32	104,899	0.68	(e)	0.68	(e)	5.32	(e)	57
Year ended 02/28/14	4.46	0.26	0.10	0.36	(0.27)	4.55	8.33	92,063	0.66		0.67		5.89		76
Year ended 02/28/13	4.22	0.26	0.24	0.50	(0.26)	4.46	12.30	88,825	0.64		0.66		6.22		54
Year ended 02/29/12	4.32	0.30	(0.09)	0.21	(0.31)	4.22	5.21	110,212	0.64		0.68		7.19		65
Year ended 02/28/11	4.02	0.32	0.31	0.63	(0.33)	4.32	16.17	82,411	0.64		0.64		7.71		91
Period ended 02/28/10	3.64	0.20	0.38	0.58	(0.20)	4.02	16.10	138,218	0.62	(f)	0.62	(f)	8.67	(f)	62
Year ended 07/31/09	3.97	0.36	(0.31)	0.05	(0.38)	3.64	3.12	133,464	0.68		0.68		11.18		104
Class R6
Six months ended 08/31/14	4.55	0.12	(0.00)	0.12	(0.14)	4.53	2.58	100,014	0.61	(e)	0.61	(e)	5.39	(e)	57
Year ended 02/28/14	4.46	0.27	0.09	0.36	(0.27)	4.55	8.41	85,514	0.59		0.59		5.96		76
Year ended 02/28/13(g)	4.36	0.12	0.10	0.22	(0.12)	4.46	4.99	59,796	0.58	(f)	0.59	(f)	6.28	(f)	54

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for years ended February 29, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 28, 2014, the portfolio turnover calculation excludes the value of securities purchased of $140,432,096 and sold of $41,706,922 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Yield Securities Fund into the Fund. For the period ending February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $458,469,251 and sold of $101,690,878 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen High Yield Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,072,595, $25,036, $128,795, $108,288, $141,370, $98,785 and $93,896 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008 for Class Y shares and September 24, 2012 for Class R6 shares.

28                         Invesco High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,023.80	$5.10	$1,020.16	$5.09	1.00%
B	1,000.00	1,020.10	8.91	1,016.38	8.89	1.75
C	1,000.00	1,020.00	8.91	1,016.38	8.89	1.75
Y	1,000.00	1,025.10	3.83	1,021.42	3.82	0.75
Investor	1,000.00	1,023.80	5.10	1,020.16	5.09	1.00
R5	1,000.00	1,023.20	3.47	1,021.78	3.47	0.68
R6	1,000.00	1,025.80	3.11	1,022.13	3.11	0.61

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29                         Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Yield Bond Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst

30                         Invesco High Yield Fund

performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the Index for the five year period. The Board noted that additional analytical resources as well as a high yield trader had been added to the high yield team in 2013. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rates of one mutual fund and one off-shore fund and above the rate of one off-shore fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

31                         Invesco High Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	HYI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014
Invesco Limited Maturity Treasury Fund
Nasdaq: A: LMTAX ¡ A2: SHTIX ¡ Y: LMTYX ¡ R5: ALMIX

2 Fund Performance

3 Letters to Shareholders

4 Schedule of Investments

6 Financial Statements

8 Notes to Financial Statements

14 Financial Highlights

15 Fund Expenses

16 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.18%
Class A2 Shares	-0.17
Class Y Shares	-0.15
Class R5 Shares	-0.12
Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.74
Barclays 1-2 Year U.S. Government Bond Index▼ (Style-Specific Index)	0.21
Lipper Short U.S. Treasury Funds Classification Average■ (Peer Group)	0.42

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays 1-2 Year U.S. Government Bond Index is an unmanaged index considered representative of US Treasury and government agency issues with maturities of one to two years.

    The Lipper Short U.S. Treasury Funds Classification Average represents an average of all of the funds in the Lipper Short U.S. Treasury Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y and Class R5 shares was 0.83%, 0.73%, 0.58% and 0.53%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Average Annual Total Returns

As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	1.35%
10 Years	1.40
5 Years	-0.28
1 Year	-2.53

Class A2 Shares
Inception (12/15/87)	4.18%
10 Years	1.64
5 Years	0.07
1 Year	-0.95

Class Y Shares
10 Years	1.79%
5 Years	0.36
1 Year	0.12

Class R5 Shares
Inception (7/13/87)	4.44%
10 Years	1.93
5 Years	0.36
1 Year	0.06

Average Annual Total Returns

As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	1.37%
10 Years	1.49
5 Years	-0.19
1 Year	-2.43

Class A2 Shares
Inception (12/15/87)	4.20%
10 Years	1.72
5 Years	0.15
1 Year	-1.04

Class Y Shares
10 Years	1.87%
5 Years	0.42
1 Year	0.02

Class R5 Shares
Inception (7/13/87)	4.47%
10 Years	2.03
5 Years	0.46
1 Year	0.15

2                         Invesco Limited Maturity Treasury Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Limited Maturity Treasury Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–100.22%
U.S. Treasury Notes–96.93%
U.S. Treasury Notes	0.25%	12/31/15	$4,500	$4,501,704
U.S. Treasury Notes	0.38%	01/31/16	9,700	9,715,839
U.S. Treasury Notes	2.00%	01/31/16	2,775	2,842,839
U.S. Treasury Notes	0.38%	02/15/16	10,600	10,614,018
U.S. Treasury Notes	0.38%	03/31/16	12,400	12,408,724
U.S. Treasury Notes	0.38%	04/30/16	3,000	3,000,248
U.S. Treasury Notes	0.25%	05/15/16	1,900	1,895,411
U.S. Treasury Notes	0.50%	06/15/16	3,000	3,004,017
U.S. Treasury Notes	0.50%	06/30/16	6,250	6,257,404
U.S. Treasury Notes	0.50%	07/31/16	2,675	2,676,508
U.S. Treasury Notes	1.00%	08/31/16	7,900	7,977,122
U.S. Treasury Notes	0.88%	09/15/16	850	855,776
U.S. Treasury Notes	1.00%	10/31/16	3,900	3,932,612
U.S. Treasury Notes	0.88%	11/30/16	1,800	1,809,432
				71,491,654

U.S. Treasury Inflation–Indexed Notes–3.18%
U.S. Treasury Inflation–Indexed Notes(a)	2.00%	01/15/16	2,252	2,345,707

U.S. Treasury Bills–0.11%
U.S. Treasury Bills(b)(c)	0.04%	11/13/14	50	49,998
U.S. Treasury Bills(b)(c)	0.09%	11/13/14	30	29,999
				79,997
TOTAL INVESTMENTS–100.22% (Cost $73,791,426)				73,917,358
OTHER ASSETS LESS LIABILITIES–(0.22)%				(159,373)
NET ASSETS–100.00%				$73,757,985

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Limited Maturity Treasury Fund

Portfolio Composition

By U.S. Treasuries

as of August 31, 2014

Maturity Date	Coupon Rate	% of Total Net Assets
11/13/2014	0.04%	0.07%
11/13/2014	0.09	0.04
12/31/2015	0.25	6.10
01/15/2016	2.00	3.18
01/31/2016	0.38	13.17
01/31/2016	2.00	3.86
02/15/2016	0.38	14.39
03/31/2016	0.38	16.82
04/30/2016	0.38	4.07
05/15/2016	0.25	2.57
06/15/2016	0.50	4.07
06/30/2016	0.50	8.49
07/31/2016	0.50	3.63
08/31/2016	1.00	10.82
09/15/2016	0.88	1.16
10/31/2016	1.00	5.33
11/30/2016	0.88	2.45
Other Assets Less Liabilities		(0.22)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Limited Maturity Treasury Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $73,791,426)	$73,917,358
Cash	13,445
Receivable for:
Fund shares sold	9,722
Interest	109,819
Fund expenses absorbed	10,980
Investment for trustee deferred compensation and retirement plans	115,296
Other assets	29,762
Total assets	74,206,382

Liabilities:
Payable for:
Fund shares reacquired	254,616
Dividends	95
Variation margin — futures	1,687
Accrued fees to affiliates	35,439
Accrued trustees’ and officers’ fees and benefits	3,014
Accrued other operating expenses	26,559
Trustee deferred compensation and retirement plans	126,987
Total liabilities	448,397
Net assets applicable to shares outstanding	$73,757,985

Net assets consist of:
Shares of beneficial interest	$73,954,354
Undistributed net investment income	(73,272)
Undistributed net realized gain (loss)	(246,018)
Net unrealized appreciation	122,921
$73,757,985

Net Assets:
Class A	$32,920,709
Class A2	$30,228,702
Class Y	$6,021,945
Class R5	$4,586,629

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,157,897
Class A2	2,898,924
Class Y	577,503
Class R5	439,562
Class A:
Net asset value per share	$10.42
Maximum offering price per share
(Net asset value of $10.42 ÷ 97.50%)	$10.69
Class A2:
Net asset value per share	$10.43
Maximum offering price per share
(Net asset value of $10.43 ÷ 99.00%)	$10.54
Class Y:
Net asset value and offering price per share	$10.43
Class R5:
Net asset value and offering price per share	$10.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Limited Maturity Treasury Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$285,124

Expenses:
Advisory fees	82,281
Administrative services fees	25,205
Custodian fees	1,657
Distribution fees:
Class A	47,662
Class A2	24,729
Transfer agent fees — A, A2 and Y	69,566
Transfer agent fees — R5	2,457
Trustees’ and officers’ fees and benefits	11,145
Registration and filing fees	30,302
Professional services fees	19,952
Other	21,375
Total expenses	336,331
Less: Expenses reimbursed and expense offset arrangement(s)	(68,888)
Net expenses	267,443
Net investment income	17,681

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(85,601)
Futures contracts	17,124
(68,477)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(96,572)
Futures contracts	6,517
(90,055)
Net realized and unrealized gain (loss)	(158,532)
Net increase (decrease) in net assets resulting from operations	$(140,851)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Limited Maturity Treasury Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$17,681	$24,458
Net realized gain (loss)	(68,477)	(91,189)
Change in net unrealized appreciation (depreciation)	(90,055)	(90,602)
Net increase (decrease) in net assets resulting from operations	(140,851)	(157,333)

Distributions to shareholders from net investment income:
Class A	(4,327)	(28,819)
Class A2	(7,047)	(27,995)
Class Y	(2,716)	(6,832)
Class R5	(3,292)	(5,840)
Total distributions from net investment income	(17,382)	(69,486)

Distributions to shareholders from net realized gains:
Class A	—	(6,915)
Class A2	—	(5,977)
Class Y	—	(1,149)
Class R5	—	(872)
Total distributions from net realized gains	—	(14,913)

Share transactions–net:
Class A	(8,632,178)	(568,427)
Class A2	(3,950,520)	(9,459,969)
Class Y	(528,935)	(3,374,243)
Class R5	(692,185)	(610,459)
Net increase (decrease) in net assets resulting from share transactions	(13,803,818)	(14,013,098)
Net increase (decrease) in net assets	(13,962,051)	(14,254,830)

Net assets:
Beginning of period	87,720,036	101,974,866
End of period (includes undistributed net investment income of $(73,272) and $(73,571), respectively)	$73,757,985	$87,720,036

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Maturity Treasury Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of four different classes of shares: Class A, Class A2, Class Y and Class R5. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Class R5 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and

8                         Invesco Limited Maturity Treasury Fund

other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or

9                         Invesco Limited Maturity Treasury Fund

losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.20%
Over $500 million	0.175%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y and Class R5 shares to 1.50%, 1.40%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2014, the Adviser reimbursed class level expenses of $42,974, $24,167, $1,306 and $243 of Class A, Class A2, Class Y and Class R5 shares, respectively, in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class A2, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $4,960 and $191 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $90 from Class A shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco Limited Maturity Treasury Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$73,917,358	$—	$73,917,358
Futures Contracts*	(3,011)	—	—	(3,011)
Total Investments	$(3,011)	$73,917,358	$—	$73,914,347

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts(a)	$—	$(3,011)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures Contracts
Realized Gain:
Interest rate risk	$17,124
Change in Unrealized Appreciation:
Interest rate risk	6,517
Total	$23,641

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$12,045,982

Open Futures Contracts at Period-End
Interest Rate Risk	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	27	December-2014	$(5,914,266)	$(3,011)

11                         Invesco Limited Maturity Treasury Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$3,011	$—	$3,011	$(3,011)	$—	$—

*	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $198.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$48,381	$—	$48,381

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

12                         Invesco Limited Maturity Treasury Fund

NOTE 9—Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended August 31, 2014 was $47,265,125 and $64,652,295, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$150,692
Aggregate unrealized (depreciation) of investment securities	(32,547)
Net unrealized appreciation of investment securities	$118,145

Cost of investments for tax purposes is $73,799,213.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,277,813	$13,328,442	3,063,893	$32,006,741
Class A2	24,990	260,782	92,621	968,128
Class Y	32,696	340,915	85,671	894,888
Class R5	34,515	360,304	114,075	1,192,880

Issued as reinvestment of dividends:
Class A	362	3,774	3,124	32,574
Class A2	575	6,001	2,871	29,965
Class Y	241	2,518	721	7,530
Class R5	271	2,836	539	5,635

Reacquired:
Class A	(2,105,989)	(21,964,394)	(3,121,426)	(32,607,742)
Class A2	(404,444)	(4,217,303)	(1,000,922)	(10,458,062)
Class Y	(83,661)	(872,368)	(408,950)	(4,276,661)
Class R5	(101,079)	(1,055,325)	(172,929)	(1,808,974)
Net increase (decrease) in share activity	(1,323,710)	$(13,803,818)	(1,340,712)	$(14,013,098)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 9% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13                         Invesco Limited Maturity Treasury Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/14	$10.44	$0.00	$(0.02)	$(0.02)	$(0.00)	$—	$(0.00)	$10.42	(0.18)%	$32,921	0.67	%(d)	0.90	%(d)	0.02	%(d)	59%
Year ended 02/28/14	10.47	0.00	(0.02)	(0.02)	(0.01)	(0.00)	(0.01)	10.44	(0.20)	41,627	0.50		0.83		0.02		136
Year ended 02/28/13	10.47	0.01	0.00	0.01	(0.00)	(0.01)	(0.01)	10.47	0.13	42,300	0.48		0.78		0.04		58
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	53,625	0.50		0.75		0.03		138
Year ended 02/28/11	10.52	0.01	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.43	60,707	0.67		0.72		0.10		144
Seven months ended 02/28/10	10.46	0.02	0.06	0.08	(0.02)	—	(0.02)	10.52	0.76	88,726	0.74	(e)	0.74	(e)	0.32	(e)	65
Year ended 07/31/09	10.27	0.12	0.19	0.31	(0.12)	—	(0.12)	10.46	3.06	103,492	0.72		0.72		1.16		157
Class A2
Six months ended 08/31/14	10.45	0.00	(0.02)	(0.02)	(0.00)	—	(0.00)	10.43	(0.17)	30,229	0.65	(d)	0.80	(d)	0.04	(d)	59
Year ended 02/28/14	10.47	0.00	(0.01)	(0.01)	(0.01)	(0.00)	(0.01)	10.45	(0.10)	34,242	0.50		0.73		0.02		136
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.47	0.15	43,807	0.46		0.68		0.06		58
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	55,291	0.50		0.65		0.03		138
Year ended 02/28/11	10.52	0.01	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.49	68,724	0.60		0.62		0.17		144
Seven months ended 02/28/10	10.46	0.03	0.06	0.09	(0.03)	—	(0.03)	10.52	0.82	86,019	0.64	(e)	0.64	(e)	0.42	(e)	65
Year ended 07/31/09	10.27	0.13	0.19	0.32	(0.13)	—	(0.13)	10.46	3.16	93,789	0.62		0.62		1.26		157
Class Y
Six months ended 08/31/14	10.45	0.00	(0.02)	(0.02)	(0.00)	—	(0.00)	10.43	(0.15)	6,022	0.61	(d)	0.65	(d)	0.08	(d)	59
Year ended 02/28/14	10.47	0.00	(0.01)	(0.01)	(0.01)	(0.00)	(0.01)	10.45	(0.08)	6,563	0.48		0.58		0.04		136
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.47	0.19	9,956	0.42		0.53		0.10		58
Year ended 02/29/12	10.47	0.01	0.05	0.06	(0.01)	(0.05)	(0.06)	10.47	0.59	16,135	0.46		0.50		0.07		138
Year ended 02/28/11	10.52	0.03	0.04	0.07	(0.03)	(0.09)	(0.12)	10.47	0.62	15,057	0.47		0.47		0.30		144
Seven months ended 02/28/10	10.46	0.03	0.06	0.09	(0.03)	—	(0.03)	10.52	0.90	9,410	0.49	(e)	0.49	(e)	0.57	(e)	65
Year ended 07/31/09(f)	10.39	0.12	0.06	0.18	(0.11)	—	(0.11)	10.46	1.71	5,240	0.47	(e)	0.47	(e)	1.41	(e)	157
Class R5
Six months ended 08/31/14	10.45	0.01	(0.02)	(0.01)	(0.01)	—	(0.01)	10.43	(0.12)	4,587	0.56	(d)	0.57	(d)	0.13	(d)	59
Year ended 02/28/14	10.48	0.00	(0.02)	(0.02)	(0.01)	(0.00)	(0.01)	10.45	(0.16)	5,288	0.46		0.53		0.06		136
Year ended 02/28/13	10.48	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.48	0.20	5,912	0.40		0.49		0.12		58
Year ended 02/29/12	10.48	0.01	0.06	0.07	(0.02)	(0.05)	(0.07)	10.48	0.64	6,937	0.40		0.43		0.13		138
Year ended 02/28/11	10.53	0.04	0.03	0.07	(0.03)	(0.09)	(0.12)	10.48	0.65	7,568	0.41		0.41		0.36		144
Seven months ended 02/28/10	10.47	0.04	0.06	0.10	(0.04)	—	(0.04)	10.53	0.97	28,687	0.38	(e)	0.38	(e)	0.68	(e)	65
Year ended 07/31/09	10.28	0.16	0.19	0.35	(0.16)	—	(0.16)	10.47	3.43	21,488	0.35		0.35		1.53		157

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,819, $32,703, $6,215 and $4,873 for Class A, Class A2, Class Y and Class R5 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

14                         Invesco Limited Maturity Treasury Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$998.20	$3.37	$1,021.83	$3.41	0.67%
A2	1,000.00	998.30	3.27	1,021.93	3.31	0.65
Y	1,000.00	998.50	3.07	1,022.13	3.11	0.61
R5	1,000.00	998.80	2.82	1,022.38	2.85	0.56

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                         Invesco Limited Maturity Treasury Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Limited Maturity Treasury Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe. The Board noted that performance of Class A2 shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).

16                         Invesco Limited Maturity Treasury Fund

The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

17                         Invesco Limited Maturity Treasury Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s

Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 003-39519	LTD-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco Money Market Fund

Nasdaq:

Cash Reserve: AIMXX  ■  AX: ACZXX  ■  BX: ACYXX  ■  CX: ACXXX  ■  Investor: INAXX

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund information

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Team managed by Invesco Advisers, Inc.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.

■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.

■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

2                          Invesco Money Market Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                          Invesco Money Market Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–46.36%(a)
Asset-Backed Securities–Consumer Receivables–5.03%
Old Line Funding, LLC(b)	0.15%	10/15/14	$3,000	$2,999,450
Old Line Funding, LLC(b)	0.17%	12/01/14	3,000	2,998,711
Old Line Funding, LLC(b)	0.18%	11/05/14	11,000	10,996,425
Salisbury Receivables Co., LLC(b)	0.17%	10/16/14	5,500	5,498,831
Salisbury Receivables Co., LLC(b)	0.18%	10/08/14	1,700	1,699,686
Sheffield Receivables Corp.(b)	0.18%	09/04/14	7,000	6,999,895
Sheffield Receivables Corp.(b)	0.18%	09/05/14	1,000	999,980
Sheffield Receivables Corp.(b)	0.18%	09/10/14	5,000	4,999,775
Sheffield Receivables Corp.(b)	0.18%	10/02/14	5,000	4,999,225
Sheffield Receivables Corp.(b)	0.18%	10/17/14	3,000	2,999,310
Sheffield Receivables Corp.(b)	0.18%	11/05/14	5,000	4,998,375
Sheffield Receivables Corp.(b)	0.19%	10/16/14	3,000	2,999,288
Thunder Bay Funding, LLC(b)	0.15%	10/15/14	2,000	1,999,633
Thunder Bay Funding, LLC(b)	0.23%	01/05/15	3,500	3,497,182
Thunder Bay Funding, LLC(b)	0.23%	02/02/15	5,300	5,294,785
				63,980,551

Asset-Backed Securities–Fully Supported–2.67%
Kells Funding LLC,
(CEP–FMS Wertmanagement)(b)(c)	0.13%	09/18/14	4,000	3,999,754
(CEP–FMS Wertmanagement)(b)(c)	0.15%	10/16/14	30,000	29,994,375
				33,994,129

Asset-Backed Securities–Fully Supported Bank–7.16%
Atlantic Asset Securitization LLC,
(CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.19%	03/27/15	1,000	1,000,000
(CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.24%	02/20/15	20,000	20,000,000
Cancara Asset Securitization, LLC,
(CEP–Lloyds Bank PLC)(b)(c)	0.14%	09/08/14	15,000	14,999,592
(CEP–Lloyds Bank PLC)(b)(c)	0.15%	09/05/14	10,000	9,999,833
Concord Minutemen Capital Co., LLC, Series A (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.16%	09/16/14	2,000	1,999,867
Crown Point Capital Co., LLC,
Series A (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.16%	09/02/14	2,000	1,999,991
Series A (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.16%	09/09/14	7,000	6,999,751
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.16%	09/04/14	3,397	3,396,955
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(b)(c)	0.26%	09/16/14	1,500	1,499,837
Lexington Parker Capital Co., LLC,
(Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.16%	09/05/14	4,100	4,099,927
(Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.16%	09/12/14	5,000	4,999,756
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(b)(c)	0.19%	09/17/14	7,000	6,999,409
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(b)(c)	0.19%	09/04/14	3,000	2,999,952
Ridgefield Funding Co. LLC, Series A1 (CEP–BNP Paribas S.A.)(b)(c)	0.21%	11/04/14	10,000	9,996,267
				90,991,137

Asset-Backed Securities–Multi-Purpose–8.89%
Chariot Funding, LLC(b)	0.21%	12/01/14	10,000	9,994,692
Chariot Funding, LLC(b)	0.21%	12/05/14	2,000	1,998,892
Chariot Funding, LLC(b)	0.21%	12/08/14	5,000	4,997,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Chariot Funding, LLC(b)	0.21%	12/17/14	$2,000	$1,998,752
Chariot Funding, LLC(b)	0.21%	02/04/15	15,000	14,986,350
Chariot Funding, LLC(b)	0.22%	11/03/14	5,000	4,998,075
Jupiter Securitization Co. LLC(b)	0.21%	12/08/14	5,000	4,997,142
Jupiter Securitization Co. LLC(b)	0.21%	01/05/15	1,000	999,265
Jupiter Securitization Co. LLC(b)	0.21%	01/07/15	2,000	1,998,507
Jupiter Securitization Co. LLC(b)	0.21%	01/15/15	5,000	4,996,033
Jupiter Securitization Co. LLC(b)	0.22%	10/01/14	2,100	2,099,615
Mont Blanc Capital Corp.(b)(c)	0.19%	10/09/14	4,000	3,999,198
Mont Blanc Capital Corp.(b)(c)	0.19%	10/16/14	2,000	1,999,525
Mont Blanc Capital Corp.(b)(c)	0.19%	11/10/14	7,000	6,997,414
Nieuw Amsterdam Receivables Corp.(b)(c)	0.13%	09/11/14	2,300	2,299,917
Nieuw Amsterdam Receivables Corp.(b)(c)	0.15%	10/02/14	2,000	1,999,742
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	09/05/14	10,000	9,999,811
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	11/03/14	1,000	999,702
Nieuw Amsterdam Receivables Corp.(b)(c)	0.17%	11/04/14	3,000	2,999,093
Regency Markets No. 1 LLC(b)(c)	0.14%	09/10/14	4,000	3,999,860
Regency Markets No. 1 LLC(b)(c)	0.14%	09/11/14	6,600	6,599,743
Regency Markets No. 1 LLC(b)(c)	0.14%	09/15/14	6,000	5,999,673
Regency Markets No. 1 LLC(b)(c)	0.14%	09/22/14	2,000	1,999,837
Scaldis Capital LLC(b)(c)	0.24%	10/20/14	3,000	2,999,020
Versailles Commercial Paper LLC(b)(d)	0.23%	01/21/15	2,000	2,000,000
Versailles Commercial Paper LLC(b)(d)	0.23%	01/21/15	2,000	2,000,000
Versailles Commercial Paper LLC(b)(d)	0.23%	01/21/15	2,000	2,000,000
				112,956,999

Diversified Banks–12.78%
ANZ New Zealand Int’l Ltd.(b)(c)	0.20%	01/07/15	3,500	3,497,511
BPCE S.A.(b)(c)	0.18%	10/01/14	2,000	1,999,708
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	7,000	6,999,596
Collateralized Commercial Paper Co., LLC	0.27%	02/18/15	5,000	4,993,625
Collateralized Commercial Paper II Co., LLC(b)	0.30%	03/02/15	4,300	4,293,478
Commonwealth Bank of Australia(b)(c)	0.14%	09/02/14	5,000	4,999,981
Commonwealth Bank of Australia(b)(c)(d)	0.18%	11/17/14	5,700	5,699,900
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/01/14	9,600	9,600,002
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	3,600	3,600,000
Dexia Credit Local S.A.(c)	0.30%	04/20/15	4,000	3,992,300
ING (US) Funding LLC(c)	0.15%	10/02/14	3,000	2,999,612
ING (US) Funding LLC(c)	0.20%	10/07/14	1,000	999,800
J.P. Morgan Securities LLC(b)	0.25%	02/09/15	9,000	8,989,937
Mizuho Funding, LLC(b)(c)	0.19%	11/03/14	3,500	3,498,836
Mizuho Funding, LLC(b)(c)	0.22%	09/08/14	6,800	6,799,716
National Australia Funding Delaware Inc.(b)(c)	0.16%	11/04/14	2,700	2,699,232
National Australia Funding Delaware Inc.(b)(c)	0.18%	11/03/14	12,100	12,096,294
Natixis US Finance Co., LLC(c)	0.08%	09/02/14	7,400	7,399,984
Natixis US Finance Co., LLC(c)	0.09%	09/04/14	3,200	3,199,976
PNC Bank, N.A.	0.28%	10/06/14	1,600	1,600,000
Rabobank (USA) Financial Corp.(c)	0.21%	01/20/15	4,000	3,996,710
Standard Chartered Bank(b)(c)	0.18%	09/10/14	15,000	14,999,325
Standard Chartered Bank(b)(c)	0.19%	09/02/14	12,000	11,999,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Standard Chartered Bank(b)(c)	0.21%	12/02/14	$5,300	$5,297,156
Sumitomo Mitsui Banking Corp.(b)(c)	0.19%	11/04/14	5,000	4,998,311
Sumitomo Mitsui Banking Corp.(b)(c)	0.24%	10/10/14	5,000	4,998,700
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.13%	09/02/14	3,000	2,999,989
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.19%	11/10/14	6,500	6,497,599
Westpac Banking Corp.(b)(c)(d)	0.23%	09/23/14	6,700	6,700,281
				162,447,496

Life & Health Insurance–0.66%
MetLife Short Term Funding LLC(b)	0.11%	09/09/14	8,400	8,399,795

Other Diversified Financial Services–0.55%
General Electric Capital Corp.	0.19%	01/07/15	3,500	3,497,636
General Electric Capital Corp.	0.20%	02/04/15	3,500	3,496,967
				6,994,603

Regional Banks–5.57%
Abbey National North America LLC(c)	0.12%	09/04/14	11,500	11,499,885
Abbey National North America LLC(c)	0.12%	09/05/14	4,500	4,499,940
Abbey National North America LLC(c)	0.12%	09/11/14	2,500	2,499,917
Banque et Caisse d’Epargne de l’Etat(c)	0.16%	09/11/14	4,000	3,999,822
BNZ International Funding Ltd.(b)(c)	0.20%	11/12/14	5,300	5,297,933
BNZ International Funding Ltd.(b)(c)	0.21%	11/26/14	20,000	19,990,205
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.12%	09/04/14	9,300	9,299,907
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.13%	09/10/14	2,500	2,499,919
Macquarie Bank Ltd.(b)(c)	0.23%	11/07/14	3,000	2,998,716
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.17%	09/26/14	3,200	3,199,622
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.19%	09/09/14	5,000	4,999,789
				70,785,655

Soft Drinks–0.92%
Coca-Cola Co. (The)(b)	0.16%	09/09/14	7,000	6,999,751
Coca-Cola Co. (The)(b)	0.17%	11/04/14	4,700	4,698,580
				11,698,331

Specialized Finance–1.89%
Caisse des Depots et Consignations(b)(c)	0.16%	09/09/14	10,000	9,999,655
Caisse des Depots et Consignations(b)(c)	0.17%	10/16/14	4,000	3,999,150
CDP Financial Inc.(b)(c)	0.19%	12/11/14	3,000	2,998,401
CDP Financial Inc.(b)(c)	0.19%	02/02/15	7,000	6,994,310
				23,991,516

Thrifts & Mortgage Finance–0.24%
Nationwide Building Society(b)(c)	0.15%	09/09/14	3,000	2,999,900
Total Commercial Paper (Cost $589,240,112)				589,240,112

Certificates of Deposit–34.45%
Australia & New Zealand Banking Group, Ltd.(c)	0.17%	02/02/15	3,000	3,000,000
Bank of Montreal(c)	0.16%	09/02/14	10,000	10,000,000
Bank of Montreal(c)	0.17%	09/03/14	18,000	18,000,000
Bank of Montreal(c)	0.17%	09/10/14	2,000	2,000,000
Bank of Montreal(c)	0.21%	02/09/15	3,500	3,500,000
Bank of Nova Scotia(c)	0.18%	09/02/14	6,200	6,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.32%	01/30/15	$26,000	$26,000,000
Bank of Nova Scotia(c)(d)	0.34%	09/30/15	7,000	7,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.10%	09/04/14	4,700	4,700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.10%	09/05/14	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.20%	11/12/14	4,200	4,200,000
Credit Industriel et Commercial(c)	0.12%	09/02/14	5,000	5,000,000
Credit Industriel et Commercial(c)	0.12%	09/04/14	14,000	14,000,000
DNB Bank ASA(c)	0.07%	09/05/14	40,000	40,000,000
Lloyds Bank PLC(c)	0.14%	10/10/14	3,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	0.20%	09/02/14	10,100	10,100,000
Mizuho Bank Ltd.(c)	0.20%	09/16/14	10,000	10,000,000
Mizuho Bank Ltd.(c)	0.20%	10/29/14	6,500	6,500,000
Mizuho Bank Ltd.(c)	0.21%	12/11/14	3,200	3,200,000
Nordea Bank Finland PLC(c)	0.14%	10/03/14	2,500	2,500,000
Nordea Bank Finland PLC(a)(c)	0.16%	11/10/14	2,000	1,999,961
Norinchukin Bank (The)(c)	0.26%	01/06/15	3,500	3,500,000
Norinchukin Bank (The)(c)	0.26%	02/02/15	2,000	2,000,000
Overseas-Chinese Banking Corp. Ltd.(c)	0.16%	10/10/14	10,600	10,600,000
Royal Bank of Canada(c)(d)	0.32%	09/04/15	21,000	21,000,000
Skandinaviska Enskilda Banken AB(c)	0.05%	09/02/14	64,000	64,000,000
Societe Generale(c)(d)	0.24%	11/13/14	3,300	3,300,000
Standard Chartered Bank(c)	0.18%	09/12/14	3,000	3,000,000
Sumitomo Mitsui Banking Corp.(c)	0.15%	09/02/14	3,000	3,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.22%	11/12/14	8,900	8,900,000
Svenska Handelsbanken AB(c)	0.05%	09/02/14	64,000	64,000,000
Swedbank AB(c)	0.09%	09/02/14	10,000	10,000,000
Toronto-Dominion Bank (The)(c)	0.15%	09/08/14	4,300	4,300,000
Toronto-Dominion Bank (The)(c)	0.15%	09/17/14	11,300	11,300,000
Toronto-Dominion Bank (The)(c)	0.19%	10/10/14	10,000	10,000,000
Toronto-Dominion Bank (The)(c)	0.19%	11/07/14	3,100	3,100,000
Toronto-Dominion Bank (The)(c)	0.19%	01/12/15	10,000	10,000,000
Total Certificates of Deposit (Cost $437,899,961)				437,899,961

Variable Rate Demand Notes–6.36%(e)
Credit Enhanced–6.36%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,385	2,385,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.05%	08/01/35	14,855	14,855,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.06%	05/15/33	1,895	1,895,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,100	1,100,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.05%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	4,115	4,115,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(f)	0.06%	11/01/39	2,000	2,000,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	08/01/28	1,320	1,320,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.13%	09/01/14	4,400	4,400,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.13%	12/01/31	15,025	15,025,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	06/01/37	$1,000	$1,000,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments–Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.08%	12/01/39	955	955,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.07%	09/01/21	1,100	1,100,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(f)	0.22%	01/01/33	3,910	3,910,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	03/01/32	1,100	1,100,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	2,040	2,040,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.07%	11/15/37	5,500	5,500,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	5,600	5,600,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/01/25	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	09/01/15	400	400,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	11/01/29	800	800,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/31	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	02/01/34	7,400	7,400,000
Total Variable Rate Demand Notes (Cost $80,825,000)				80,825,000

Bonds and Notes–7.72%
Diversified Banks–7.72%
Barclays Bank PLC,
Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.48%	03/13/15	4,200	4,200,000
Sec. Floating Rate Notes(b)(c)(d)	0.48%	07/01/15	30,000	30,000,000
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(c)	3.75%	10/15/14	10,000	10,042,576
Royal Bank of Canada, Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.38%	10/01/15	25,000	25,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Floating Rate Medium-Term Notes(d)	0.33%	09/18/15	10,000	10,000,000
Unsec. Floating Rate Medium-Term Notes(d)	0.32%	09/18/15	19,000	19,000,000
Total Bonds and Notes (Cost $98,242,576)				98,242,576
TOTAL INVESTMENTS (excluding Repurchase Agreements)–94.89% (Cost $1,206,207,649)				1,206,207,649

			Repurchase Amount
Repurchase Agreements–4.89%(g)
Merrill Lynch, Pierce, Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $40,030,000 (collateralized by Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations, Sovereign debt and Municipal obligation valued at $43,886,147; 0%-9.38%, 06/15/19-06/25/58)(d)(h)	0.45%	10/28/14	40,030,000	40,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.49%-13.50%, 10/01/14-08/15/44)	0.06%	09/02/14	22,106,395	22,106,248
Total Repurchase Agreements (Cost $62,106,248)				62,106,248
TOTAL INVESTMENTS(i)(j)–99.78% (Cost $1,268,313,897)				1,268,313,897
OTHER ASSETS LESS LIABILITIES–0.22%				2,806,286
NET ASSETS–100.00%				$1,271,120,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Money Market Fund

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $597,816,918, which represented 47.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 13.2%; Sweden: 11.2%; United Kingdom: 10.8%; Japan: 10.2%; Australia: 7.1%; France: 6.8%; other countries less than 5% each: 13.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Skandinaviska Enskilda Banken AB	5.1%
Svenska Handelsbanken AB	5.1

Portfolio Composition*

Number of days to Maturity

as of August 31, 2014

1-7	40.5%
8-30	14.1
31-60	11.0
61-90	10.9
91-180	16.4
181+	7.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Money Market Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at cost and value	$1,206,207,649
Repurchase agreements, at cost and value	62,106,248
Total investments, at cost and value	1,268,313,897
Receivable for:
Investments sold	200,000
Fund shares sold	5,032,081
Interest	295,480
Fund expenses absorbed	115,566
Investment for trustee deferred compensation and retirement plans	287,076
Other assets	106,845
Total assets	1,274,350,945

Liabilities:
Payable for:
Fund shares reacquired	2,136,351
Accrued fees to affiliates	647,641
Accrued trustees’ and officers’ fees and benefits	5,955
Accrued other operating expenses	106,808
Trustee deferred compensation and retirement plans	334,007
Total liabilities	3,230,762
Net assets applicable to shares outstanding	$1,271,120,183

Net assets consist of:
Shares of beneficial interest	$1,270,708,448
Undistributed net investment income	430,314
Undistributed net realized gain (loss)	(18,579)
$1,271,120,183

Net Assets:
Invesco Cash Reserve Shares	$792,929,122
Class AX	$143,925,845
Class B	$27,674,046
Class BX	$5,315,274
Class C	$81,815,614
Class CX	$8,446,797
Class R	$43,622,142
Class Y	$14,604,848
Investor Class	$152,786,495

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Invesco Cash Reserve Shares	792,920,976
Class AX	143,924,402
Class B	27,673,760
Class BX	5,315,220
Class C	81,814,794
Class CX	8,446,712
Class R	43,621,707
Class Y	14,604,725
Investor Class	152,784,959
Net asset value and offering price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Money Market Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$1,193,052

Expenses:
Advisory fees	2,445,999
Administrative services fees	164,338
Custodian fees	5,505
Distribution fees:
Invesco Cash Reserve Shares	566,649
Class AX	113,038
Class B	139,157
Class BX	28,247
Class C	373,553
Class CX	40,972
Class R	89,205
Transfer agent fees	1,661,424
Trustees’ and officers’ fees and benefits	18,473
Other	222,814
Total expenses	5,869,374
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(4,729,662)
Net expenses	1,139,712
Net investment income	53,340
Net realized gain (loss) from investment securities	(534)
Net increase in net assets resulting from operations	$52,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Money Market Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$53,340	$840,282
Net realized gain (loss)	(534)	(1,893)
Net increase in net assets resulting from operations	52,806	838,389

Distributions to shareholders from net investment income:
Invesco Cash Reserve Shares	(32,851)	(482,485)
Class AX	(6,169)	(105,209)
Class B	(1,151)	(26,572)
Class BX	(234)	(6,156)
Class C	(3,593)	(56,917)
Class CX	(331)	(6,759)
Class R	(2,057)	(29,692)
Class Y	(600)	(8,697)
Investor Class	(6,354)	(105,534)
Total distributions from net investment income	(53,340)	(828,021)

Share transactions–net:
Invesco Cash Reserve Shares	44,204,524	35,126,868
Class AX	(10,855,141)	(31,701,002)
Class B	(6,869,541)	(16,038,575)
Class BX	(1,890,857)	(5,959,434)
Class C	(1,039,056)	3,987,720
Class CX	(1,182,937)	(2,625,788)
Class R	(836,686)	(2,193,784)
Class Y	929,877	1,107,508
Investor Class	(9,209,524)	(10,894,277)
Net increase (decrease) in net assets resulting from share transactions	13,250,659	(29,190,764)
Net increase (decrease) in net assets	13,250,125	(29,180,396)

Net assets:
Beginning of period	1,257,870,058	1,287,050,454
End of period (includes undistributed net investment income of $430,314 and $430,314, respectively)	$1,271,120,183	$1,257,870,058

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Money Market Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of ten different classes of shares: Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R5 (not yet commenced). Class AX, Class BX and Class CX shares are closed to new investors. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve Shares, Class AX, Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B and Class BX shares are no longer permitted. Existing shareholders of Class B and Class BX shares may continue to reinvest dividends and capital gains distributions in Class B and Class BX shares, respectively, until they convert to Invesco Cash Reserve Shares and Class AX shares, respectively. Also, shareholders in Class B and Class BX shares will be able to exchange those shares for Class B shares of

12                         Invesco Money Market Fund

other Invesco Funds offering such shares until they convert to Invesco Cash Reserve Shares and Class AX shares. Generally, Class B and Class BX shares will automatically convert to Invesco Cash Reserve Shares and Class AX shares, respectively, on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B and Class BX shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral

13                         Invesco Money Market Fund

consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.40%
Over $1 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $3,374,399 and reimbursed class level expenses of $566,649, $113,037, $139,157, $28,247, $373,553, $40,972 and $89,205 of Invesco Cash Reserve Class, Class AX, Class B, Class BX, Class C, Class CX and Class R shares, respectively, in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve Shares and Class AX shares, 0.90% of the average daily net assets of Class B, Class BX, Class C and Class CX shares and 0.40% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2014, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $0, $25,936, $2,286, $9,632 and $90 from Class AX, Class B, Class BX, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14                         Invesco Money Market Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,443.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

15                         Invesco Money Market Fund

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$8,400	$—	$8,400
February 28, 2017	2,572	—	2,572
February 28, 2018	163	—	163
Not subject to expiration	6,910	—	6,910
	$18,045	$—	$18,045

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve Shares	405,460,436	$405,460,436	837,529,977	$837,529,977
Class AX	7,174,731	7,174,731	16,173,420	16,173,420
Class B	4,445,629	4,445,629	18,956,264	18,956,264
Class BX	36,781	36,781	28,676	28,676
Class C	31,518,276	31,518,276	87,967,080	87,967,080
Class CX	90,829	90,829	170,614	170,614
Class R	10,525,310	10,525,310	30,373,857	30,373,857
Class Y	12,052,274	12,052,274	19,176,921	19,176,921
Investor Class	27,878,633	27,878,633	83,752,383	83,752,383

Issued as reinvestment of dividends:
Invesco Cash Reserve Shares	31,992	31,992	446,626	446,626
Class AX	6,137	6,137	101,450	101,450
Class B	1,120	1,120	25,017	25,017
Class BX	227	227	5,795	5,795
Class C	3,509	3,509	52,902	52,902
Class CX	331	331	6,506	6,506
Class R	2,091	2,091	29,394	29,394
Class Y	601	601	8,428	8,428
Investor Class	6,468	6,468	104,000	104,000

Automatic conversion of Class B shares to Invesco Cash Reserve Shares and Class BX shares to Class AX shares:
Invesco Cash Reserve Shares	4,181,695	4,181,695	9,917,871	9,917,871
Class AX	1,163,017	1,163,017	2,625,622	2,625,622
Class B	(4,181,695)	(4,181,695)	(9,917,871)	(9,917,871)
Class BX	(1,163,017)	(1,163,017)	(2,625,622)	(2,625,622)

Reacquired:
Invesco Cash Reserve Shares	(365,469,599)	(365,469,599)	(812,767,606)	(812,767,606)
Class AX	(19,199,026)	(19,199,026)	(50,601,494)	(50,601,494)
Class B	(7,134,595)	(7,134,595)	(25,101,985)	(25,101,985)
Class BX	(764,848)	(764,848)	(3,368,283)	(3,368,283)
Class C	(32,560,841)	(32,560,841)	(84,032,262)	(84,032,262)
Class CX	(1,274,097)	(1,274,097)	(2,802,908)	(2,802,908)
Class R	(11,364,087)	(11,364,087)	(32,597,035)	(32,597,035)
Class Y	(11,122,998)	(11,122,998)	(18,077,841)	(18,077,841)
Investor Class	(37,094,625)	(37,094,625)	(94,750,660)	(94,750,660)
Net increase (decrease) in share activity	13,250,659	$13,250,659	(29,190,764)	$(29,190,764)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Money Market Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Invesco Cash Reserve Shares
Six months ended 08/31/14	$1.00	$0.00	$(0.00)	$0.00	$(0.00)	$1.00	0.00%	$792,929	0.18	%(c)	0.87	%(c)	0.01	%(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	748,724	0.14		0.82		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	713,591	0.22		0.86		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	720,425	0.19		0.84		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	656,565	0.29		0.83		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	651,757	0.31	(d)	0.85	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.77	681,584	0.81		0.96		0.77
Class AX
Six months ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	143,926	0.18	(c)	0.87	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	154,781	0.14		0.82		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	186,481	0.22		0.86		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	225,693	0.19		0.84		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	292,104	0.28	(d)	0.82	(d)	0.04	(d)
Class B
Six months ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	27,674	0.18	(c)	1.62	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	34,544	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,582	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	67,348	0.19		1.59		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	73,517	0.29		1.58		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	93,268	0.31	(d)	1.60	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.00	0.00	0.00	(0.00)	1.00	0.41	116,599	1.17		1.70		0.41
Class BX
Six months ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	5,315	0.18	(c)	1.62	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	7,206	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	13,166	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	22,778	0.19		1.59		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	42,803	0.28	(d)	1.57	(d)	0.04	(d)
Class C
Six months ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	81,816	0.18	(c)	1.62	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	82,855	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	78,866	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	84,040	0.19		1.59		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	82,567	0.29		1.58		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	93,298	0.31	(d)	1.60	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.00	0.00	0.00	(0.00)	1.00	0.41	104,584	1.17		1.70		0.41
Class CX
Six months ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	8,447	0.18	(c)	1.62	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	9,630	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,256	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	16,163	0.19		1.59		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	24,785	0.28	(d)	1.57	(d)	0.04	(d)
Class R
Six months ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	43,622	0.18	(c)	1.12	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	44,459	0.14		1.07		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	46,652	0.22		1.11		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	46,509	0.19		1.09		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	47,227	0.29		1.08		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	42,567	0.31	(d)	1.10	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.64	43,027	0.92		1.20		0.66
Class Y
Six months ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	14,605	0.18	(c)	0.72	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	13,675	0.14		0.67		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,567	0.22		0.71		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	12,675	0.19		0.69		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	14,412	0.29		0.68		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	14,756	0.31	(d)	0.70	(d)	0.04	(d)
Year ended 07/31/09(e)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.52	17,373	0.71	(d)	0.74	(d)	0.87	(d)
Investor Class
Six months ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	152,786	0.18	(c)	0.72	(c)	0.01	(c)
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	161,996	0.14		0.67		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	172,889	0.22		0.71		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	192,854	0.19		0.69		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	204,974	0.29		0.68		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	233,431	0.31	(d)	0.70	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.89	258,650	0.69		0.71		0.89

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $749,372, $149,488, $30,672, $6,226, $82,335, $9,031, $44,239, $13,409 and $158,690 for Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y and Investor Class shares, respectively.
(d)	Annualized.
(e)	Commencement date of June 7, 2010 for Class AX, Class BX, and Class CX shares and October 3, 2008 for Class Y shares.

17                         Invesco Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
Invesco Cash Reserve Shares	$1,000.00	$1,000.00	$0.91	$1,024.30	$0.92	0.18%
AX	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
B	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
BX	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
C	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
CX	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
R	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
Y	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
Investor	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Money Market Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Cash Reserve shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds

19                         Invesco Money Market Fund

and the fifth quintile being the worst performing funds). The Board noted that performance of Cash Reserve shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Cash Reserve shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

20                         Invesco Money Market Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	MKT-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco Real Estate Fund

Nasdaq:

A: IARAX  ■  B: AARBX  ■  C: IARCX  ■  R: IARRX  ■  Y: IARYX

Investor: REINX  ■  R5: IARIX  ■  R6: IARFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

10	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.81%
Class B Shares	11.40
Class C Shares	11.39
Class R Shares	11.72
Class Y Shares	12.00
Investor Class Shares	11.79
Class R5 Shares	12.03
Class R6 Shares	12.08
S&P 500 Index▼ (Broad Market Index)	8.84
FTSE NAREIT All Equity REITs Index – Net Return▼ (Style-Specific Index)	11.06
Lipper Real Estate Funds Index■ (Peer Group Index)	8.28

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The FTSE NAREIT All Equity REITs Index – Net Return is an unmanaged index considered representative of US REITs. The index is computed using the net return which withholds applicable taxes for non-resident investors.

    The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Real Estate Fund

Average Annual Total Returns

As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.71%
10 Years	8.62
5 Years	15.40
1 Year	17.13

Class B Shares
Inception (3/3/98)	9.41%
10 Years	8.59
5 Years	15.62
1 Year	18.05

Class C Shares
Inception (5/1/95)	10.69%
10 Years	8.43
5 Years	15.85
1 Year	22.04

Class R Shares
Inception (4/30/04)	10.49%
10 Years	8.98
5 Years	16.44
1 Year	23.66

Class Y Shares
10 Years	9.40%
5 Years	17.01
1 Year	24.30

Investor Class Shares
Inception (9/30/03)	10.92%
10 Years	9.24
5 Years	16.70
1 Year	23.93

Class R5 Shares
Inception (4/30/04)	11.26%
10 Years	9.74
5 Years	17.21
1 Year	24.46

Class R6 Shares
10 Years	9.33%
5 Years	16.92
1 Year	24.51

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns

As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.59%
10 Years	9.05
5 Years	19.78
1 Year	6.88

Class B Shares
Inception (3/3/98)	9.28%
10 Years	9.02
5 Years	20.06
1 Year	7.30

Class C Shares
Inception (5/1/95)	10.60%
10 Years	8.86
5 Years	20.24
1 Year	11.25

Class R Shares
Inception (4/30/04)	10.30%
10 Years	9.41
5 Years	20.84
1 Year	12.80

Class Y Shares
10 Years	9.82%
5 Years	21.44
1 Year	13.38

Investor Class Shares
Inception (9/30/03)	10.74%
10 Years	9.67
5 Years	21.12
1 Year	13.07

Class R5 Shares
Inception (4/30/04)	11.06%
10 Years	10.17
5 Years	21.66
1 Year	13.52

Class R6 Shares
10 Years	9.76%
5 Years	21.34
1 Year	13.62

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 1.25%, 0.88% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3                         Invesco Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Real Estate Fund

Schedule of Investments(a)

August 31, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.14%
Apartments–13.67%
AvalonBay Communities, Inc.	942,277	$145,204,886
Essex Property Trust, Inc.	360,957	69,827,132
Mid-America Apartment Communities, Inc.	769,800	55,671,936
UDR, Inc.	1,695,770	50,737,438
		321,441,392

Diversified–2.65%
BGP Holdings PLC (Malta) (Acquired 08/06/09; Cost $0)(b)(c)	3,547,941	0
Cousins Properties, Inc.	4,907,500	62,276,175
		62,276,175

Freestanding–3.68%
National Retail Properties Inc.	1,231,000	45,719,340
Realty Income Corp.	912,613	40,812,053
		86,531,393

Healthcare–8.03%
Brookdale Senior Living Inc.(c)	501,997	17,544,795
Health Care REIT, Inc.	1,698,279	114,769,695
Healthcare Realty Trust, Inc.	1,199,565	29,941,142
National Health Investors, Inc.	413,400	26,668,434
		188,924,066

Industrial/Office: Industrial–6.66%
Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)(d)	6,533	3,119,700
EastGroup Properties, Inc.	310,800	20,152,272
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $3,554,748)(b)(d)	4,185,000	3,475,103
Keystone Industrial Fund II LP (Acquired 01/08/09-05/25/12; Cost $4,518,750)(b)(d)	4,597,826	5,284,185
Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,748,116)(b)(d)	3,534,653	3,534,741
Prologis, Inc.	2,957,049	121,061,586
		156,627,587

Industrial/Office: Office–14.09%
Boston Properties, Inc.	835,085	101,396,021
BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $918,371)(b)	2,789,299	484,911
BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(c)(d)	4,646,429	2,778,792
Empire State Realty Trust Inc.–Class A	1,331,800	21,894,792
Healthcare Trust of America, Inc.–Class A	3,598,144	44,796,893
Hudson Pacific Properties Inc.	1,424,788	38,255,558

	Shares	Value
Industrial/Office: Office–(continued)
Piedmont Office Realty Trust Inc.–Class A	2,209,728	$43,067,599
SL Green Realty Corp.	719,509	78,678,309
		331,352,875

Infrastructure–9.12%
American Tower Corp.	1,405,066	138,539,508
Crown Castle International Corp.	955,402	75,964,013
		214,503,521

Lodging-Resorts–8.52%
Hilton Worldwide Holdings Inc.(c)	1,381,213	34,972,313
Host Hotels & Resorts Inc.	2,351,140	53,653,015
LaSalle Hotel Properties	1,551,820	56,719,021
RLJ Lodging Trust	1,850,600	55,166,386
		200,510,735

Regional Malls–12.84%
General Growth Properties, Inc.	2,842,375	69,837,154
Simon Property Group, Inc.	1,286,890	218,809,907
Washington Prime Group Inc.	690,195	13,472,606
		302,119,667

Self Storage Facilities–4.81%
CubeSmart	1,290,298	23,999,543
Public Storage	509,105	89,185,014
		113,184,557

Shopping Centers–9.22%
Brixmor Property Group, Inc.	1,278,600	30,264,462
DDR Corp.	5,186,582	94,499,524
Federal Realty Investment Trust	494,800	61,741,144
Retail Opportunity Investments Corp.	1,924,478	30,483,731
		216,988,861

Timber REIT’S–4.85%
Weyerhaeuser Co.	3,358,703	114,027,967
Total Common Stocks & Other Equity Interests (Cost $1,649,854,952)		2,308,488,796

Money Market Funds–1.40%
Liquid Assets Portfolio– Institutional Class(e)	16,516,801	16,516,801
Premier Portfolio–Institutional Class(e)	16,516,801	16,516,801
Total Money Market Funds (Cost $33,033,602)		33,033,602
TOTAL INVESTMENTS–99.54% (Cost $1,682,888,554)		2,341,522,398
OTHER ASSETS LESS LIABILITIES–0.46%		10,829,499
NET ASSETS–100.00%		$2,352,351,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Real Estate Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $18,677,432, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	223,500	0.80
BRCP Realty II LP	353,571	0.73
Keystone Industrial Fund II LP	402,174	0.71
Keystone Industrial Fund LP	69,307	0.69

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By property type, based on Net Assets

as of August 31, 2014

Industrial/Office: Office	14.1%
Apartments	13.7
Regional Malls	12.8
Shopping Centers	9.2
Infrastructure	9.1
Lodging-Resorts	8.5
Healthcare	8.0
Industrial/Office: Industrial	6.7
Timber REIT’S	4.9
Self Storage Facilities	4.8
Freestanding	3.7
Diversified	2.6
Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Real Estate Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,649,854,952)	$2,308,488,796
Investments in affiliated money market funds, at value and cost	33,033,602
Total investments, at value (Cost $1,682,888,554)	2,341,522,398
Receivable for:
Investments sold	12,773,924
Fund shares sold	4,211,704
Dividends	1,766,577
Investment for trustee deferred compensation and retirement plans	327,102
Other assets	104,707
Total assets	2,360,706,412

Liabilities:
Payable for:
Investments purchased	1,404,591
Fund shares reacquired	4,682,145
Accrued fees to affiliates	1,736,490
Accrued trustees’ and officers’ fees and benefits	9,175
Accrued other operating expenses	138,734
Trustee deferred compensation and retirement plans	383,380
Total liabilities	8,354,515
Net assets applicable to shares outstanding	$2,352,351,897

Net assets consist of:
Shares of beneficial interest	$1,609,949,194
Undistributed net investment income	15,449,936
Undistributed net realized gain	68,319,012
Net unrealized appreciation	658,633,755
$2,352,351,897

Net Assets:
Class A	$1,299,422,093
Class B	$9,871,239
Class C	$149,516,794
Class R	$138,211,128
Class Y	$181,400,576
Investor Class	$62,627,529
Class R5	$456,324,113
Class R6	$54,978,425

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	50,053,405
Class B	380,437
Class C	5,782,686
Class R	5,320,724
Class Y	6,986,609
Investor Class	2,417,027
Class R5	17,574,292
Class R6	2,117,578
Class A:
Net asset value per share	$25.96
Maximum offering price per share
(Net asset value of $25.96 ÷ 94.50%)	$27.47
Class B:
Net asset value and offering price per share	$25.95
Class C:
Net asset value and offering price per share	$25.86
Class R:
Net asset value and offering price per share	$25.98
Class Y:
Net asset value and offering price per share	$25.96
Investor Class:
Net asset value and offering price per share	$25.91
Class R5:
Net asset value and offering price per share	$25.97
Class R6:
Net asset value and offering price per share	$25.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Real Estate Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Dividends	$35,938,619
Dividends from affiliated money market funds	6,106
Total investment income	35,944,725

Expenses:
Advisory fees	8,166,396
Administrative services fees	239,116
Custodian fees	25,121
Distribution fees:
Class A	1,586,977
Class B	51,176
Class C	718,427
Class R	332,142
Investor Class	73,659
Transfer agent fees — A, B, C, R, Y and Investor	1,988,036
Transfer agent fees — R5	203,225
Transfer agent fees — R6	2,735
Trustees’ and officers’ fees and benefits	25,795
Other	252,773
Total expenses	13,665,578
Less: Fees waived and expense offset arrangement(s)	(23,341)
Net expenses	13,642,237
Net investment income	22,302,488

Realized and unrealized gain from:
Net realized gain from:
Investment securities	56,719,366
Change in net unrealized appreciation of:
Investment securities	170,045,740
Net realized and unrealized gain	226,765,106
Net increase in net assets resulting from operations	$249,067,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$22,302,488	$21,915,302
Net realized gain	56,719,366	177,144,034
Change in net unrealized appreciation (depreciation)	170,045,740	(76,586,344)
Net increase in net assets resulting from operations	249,067,594	122,472,992

Distributions to shareholders from net investment income:
Class A	(6,540,790)	(14,321,161)
Class B	(15,558)	(41,025)
Class C	(210,052)	(448,731)
Class R	(515,765)	(1,114,439)
Class Y	(922,730)	(2,132,694)
Investor Class	(290,838)	(574,189)
Class R5	(2,981,092)	(6,086,787)
Class R6	(273,355)	(138,081)
Total distributions from net investment income	(11,750,180)	(24,857,107)

Distributions to shareholders from net realized gains:
Class A	—	(139,437,526)
Class B	—	(1,269,559)
Class C	—	(15,756,148)
Class R	—	(14,542,104)
Class Y	—	(15,695,009)
Investor Class	—	(5,784,686)
Class R5	—	(42,898,809)
Class R6	—	(1,686,169)
Total distributions from net realized gains	—	(237,070,010)

Share transactions–net:
Class A	(64,198,948)	(110,226,922)
Class B	(1,595,782)	(4,755,553)
Class C	(3,136,811)	(4,840,927)
Class R	(1,403,556)	(10,643,094)
Class Y	26,945,866	(5,496,796)
Investor Class	4,297,638	(6,753,173)
Class R5	6,716,048	(24,655,526)
Class R6	25,569,330	24,822,661
Net increase (decrease) in net assets resulting from share transactions	(6,806,215)	(142,549,330)
Net increase (decrease) in net assets	230,511,199	(282,003,455)

Net assets:
Beginning of period	2,121,840,698	2,403,844,153
End of period (includes undistributed net investment income of $15,449,936 and $4,897,628, respectively)	$2,352,351,897	$2,121,840,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Real Estate Fund

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

10                         Invesco Real Estate Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

11                         Invesco Real Estate Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or

12                         Invesco Real Estate Fund

reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $21,601.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $66,676 in front-end sales commissions from the sale of Class A shares and $1,166, $5,294 and $4,913 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,322,844,966	$—	$18,677,432	$2,341,522,398

13                         Invesco Real Estate Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,740.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $212,901,099 and $225,589,844, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$642,527,674
Aggregate unrealized (depreciation) of investment securities	(2,527,542)
Net unrealized appreciation of investment securities	$640,000,132

Cost of investments for tax purposes is $1,701,522,266.

14                         Invesco Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	6,203,379	$152,855,034	11,301,859	$281,203,170
Class B	15,446	379,337	39,037	989,868
Class C	584,689	14,308,416	1,053,700	26,034,911
Class R	664,625	16,330,966	1,386,818	34,518,067
Class Y	2,480,583	61,509,927	3,351,614	83,426,856
Investor Class	479,862	11,568,471	318,127	8,028,558
Class R5	3,877,025	94,735,307	5,499,505	136,354,068
Class R6(b)	1,258,581	30,596,994	1,125,985	27,445,689

Issued as reinvestment of dividends:
Class A	272,205	6,485,607	6,769,306	145,542,975
Class B	657	15,430	59,638	1,274,043
Class C	8,805	206,267	665,776	14,166,901
Class R	21,656	515,764	672,511	14,442,381
Class Y	37,356	892,174	754,184	16,263,028
Investor Class	12,064	287,512	291,423	6,249,286
Class R5	122,515	2,923,543	2,143,786	46,225,832
Class R6	11,317	273,285	85,264	1,823,021

Automatic conversion of Class B shares to Class A shares:
Class A	47,520	1,170,310	156,173	4,001,801
Class B	(47,509)	(1,170,310)	(156,167)	(4,001,801)

Reacquired:
Class A	(9,160,146)	(224,709,899)	(21,864,004)	(540,974,868)
Class B	(33,550)	(820,239)	(123,155)	(3,017,663)
Class C	(726,886)	(17,651,494)	(1,846,331)	(45,042,739)
Class R	(743,010)	(18,250,286)	(2,427,537)	(59,603,542)
Class Y	(1,450,498)	(35,456,235)	(4,312,659)	(105,186,680)
Investor Class	(309,332)	(7,558,345)	(843,339)	(21,031,017)
Class R5	(3,708,208)	(90,942,802)	(8,352,972)	(207,235,426)
Class R6	(215,358)	(5,300,949)	(177,776)	(4,446,049)
Net increase (decrease) in share activity	(296,212)	$(6,806,215)	(4,429,234)	$(142,549,330)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

15                         Invesco Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/14	$23.34	$0.25	$2.50	$2.75	$(0.13)	$—	$(0.13)	$25.96	11.81%	$1,299,422	1.25	%(d)	1.25	%(d)	1.95	%(d)	10%
Year ended 02/28/14	25.21	0.23	1.02	1.25	(0.27)	(2.85)	(3.12)	23.34	6.15	1,229,818	1.25		1.25		0.94		50
Year ended 02/28/13	23.97	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.21	14.90	1,420,236	1.25		1.25		0.76		60
Year ended 02/29/12	23.03	0.17	0.95	1.12	(0.18)	—	(0.18)	23.97	4.93	1,366,743	1.30		1.30		0.74		64
Year ended 02/28/11	17.60	0.17	5.60	5.77	(0.34)	—	(0.34)	23.03	33.11	1,109,689	1.30		1.30		0.88		90
Seven months ended 02/28/10	13.83	0.22	3.73	3.95	(0.18)	—	(0.18)	17.60	28.59	772,496	1.32	(e)	1.33	(e)	2.33	(e)	32
Year ended 07/31/09	22.47	0.43	(8.55)	(8.12)	(0.43)	(0.09)	(0.52)	13.83	(35.99)	562,632	1.43		1.43		3.03		74
Class B
Six months ended 08/31/14	23.33	0.15	2.51	2.66	(0.04)	—	(0.04)	25.95	11.40	9,871	2.00	(d)	2.00	(d)	1.20	(d)	10
Year ended 02/28/14	25.19	0.05	1.02	1.07	(0.08)	(2.85)	(2.93)	23.33	5.35	10,390	2.00		2.00		0.19		50
Year ended 02/28/13	24.03	0.00	3.27	3.27	—	(2.11)	(2.11)	25.19	14.07	15,770	2.00		2.00		0.01		60
Year ended 02/29/12	23.11	0.00	0.95	0.95	(0.03)	—	(0.03)	24.03	4.10	27,132	2.05		2.05		(0.01)		64
Year ended 02/28/11	17.66	0.03	5.62	5.65	(0.20)	—	(0.20)	23.11	32.17	42,219	2.05		2.05		0.13		90
Seven months ended 02/28/10	13.89	0.15	3.74	3.89	(0.12)	—	(0.12)	17.66	28.02	44,355	2.07	(e)	2.08	(e)	1.58	(e)	32
Year ended 07/31/09	22.58	0.34	(8.62)	(8.28)	(0.32)	(0.09)	(0.41)	13.89	(36.50)	39,289	2.18		2.18		2.28		74
Class C
Six months ended 08/31/14	23.25	0.15	2.50	2.65	(0.04)	—	(0.04)	25.86	11.39	149,517	2.00	(d)	2.00	(d)	1.20	(d)	10
Year ended 02/28/14	25.11	0.05	1.02	1.07	(0.08)	(2.85)	(2.93)	23.25	5.37	137,528	2.00		2.00		0.19		50
Year ended 02/28/13	23.97	0.00	3.25	3.25	—	(2.11)	(2.11)	25.11	14.02	151,760	2.00		2.00		0.01		60
Year ended 02/29/12	23.04	0.00	0.96	0.96	(0.03)	—	(0.03)	23.97	4.16	144,927	2.05		2.05		(0.01)		64
Year ended 02/28/11	17.61	0.03	5.60	5.63	(0.20)	—	(0.20)	23.04	32.14	126,377	2.05		2.05		0.13		90
Seven months ended 02/28/10	13.85	0.15	3.73	3.88	(0.12)	—	(0.12)	17.61	28.02	83,099	2.07	(e)	2.08	(e)	1.58	(e)	32
Year ended 07/31/09	22.51	0.33	(8.58)	(8.25)	(0.32)	(0.09)	(0.41)	13.85	(36.48)	57,799	2.18		2.18		2.28		74
Class R
Six months ended 08/31/14	23.35	0.21	2.52	2.73	(0.10)	—	(0.10)	25.98	11.72	138,211	1.50	(d)	1.50	(d)	1.70	(d)	10
Year ended 02/28/14	25.22	0.17	1.01	1.18	(0.20)	(2.85)	(3.05)	23.35	5.85	125,586	1.50		1.50		0.69		50
Year ended 02/28/13	23.98	0.13	3.26	3.39	(0.04)	(2.11)	(2.15)	25.22	14.60	144,909	1.50		1.50		0.51		60
Year ended 02/29/12	23.04	0.11	0.95	1.06	(0.12)	—	(0.12)	23.98	4.65	140,593	1.55		1.55		0.49		64
Year ended 02/28/11	17.61	0.13	5.60	5.73	(0.30)	—	(0.30)	23.04	32.77	137,923	1.55		1.55		0.63		90
Seven months ended 02/28/10	13.84	0.20	3.73	3.93	(0.16)	—	(0.16)	17.61	28.42	76,564	1.57	(e)	1.58	(e)	2.08	(e)	32
Year ended 07/31/09	22.49	0.39	(8.56)	(8.17)	(0.39)	(0.09)	(0.48)	13.84	(36.16)	47,582	1.68		1.68		2.78		74
Class Y
Six months ended 08/31/14	23.34	0.27	2.51	2.78	(0.16)	—	(0.16)	25.96	11.96	181,401	1.00	(d)	1.00	(d)	2.20	(d)	10
Year ended 02/28/14	25.21	0.30	1.01	1.31	(0.33)	(2.85)	(3.18)	23.34	6.40	138,173	1.00		1.00		1.19		50
Year ended 02/28/13	23.97	0.26	3.25	3.51	(0.16)	(2.11)	(2.27)	25.21	15.18	154,464	1.00		1.00		1.01		60
Year ended 02/29/12	23.04	0.22	0.94	1.16	(0.23)	—	(0.23)	23.97	5.15	89,354	1.05		1.05		0.99		64
Year ended 02/28/11	17.60	0.23	5.60	5.83	(0.39)	—	(0.39)	23.04	33.49	73,598	1.05		1.05		1.13		90
Seven months ended 02/28/10	13.83	0.25	3.72	3.97	(0.20)	—	(0.20)	17.60	28.74	27,405	1.07	(e)	1.08	(e)	2.59	(e)	32
Year ended 07/31/09(f)	19.74	0.33	(5.83)	(5.50)	(0.32)	(0.09)	(0.41)	13.83	(27.39)	6,279	1.25	(e)	1.25	(e)	3.21	(e)	74
Investor Class
Six months ended 08/31/14	23.30	0.24	2.50	2.74	(0.13)	—	(0.13)	25.91	11.79	62,628	1.25	(d)	1.25	(d)	1.95	(d)	10
Year ended 02/28/14	25.17	0.23	1.02	1.25	(0.27)	(2.85)	(3.12)	23.30	6.14	52,055	1.25		1.25		0.94		50
Year ended 02/28/13	23.93	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.17	14.92	62,118	1.25		1.25		0.76		60
Year ended 02/29/12	23.01	0.17	0.93	1.10	(0.18)	—	(0.18)	23.93	4.84	58,702	1.30		1.30		0.74		64
Year ended 02/28/11	17.58	0.17	5.60	5.77	(0.34)	—	(0.34)	23.01	33.15	62,354	1.30		1.30		0.88		90
Seven months ended 02/28/10	13.82	0.22	3.72	3.94	(0.18)	—	(0.18)	17.58	28.54	38,150	1.32	(e)	1.33	(e)	2.33	(e)	32
Year ended 07/31/09	22.45	0.43	(8.54)	(8.11)	(0.43)	(0.09)	(0.52)	13.82	(35.98)	27,576	1.43		1.43		3.03		74
Class R5
Six months ended 08/31/14	23.35	0.29	2.50	2.79	(0.17)	—	(0.17)	25.97	12.03	456,324	0.87	(d)	0.87	(d)	2.33	(d)	10
Year ended 02/28/14	25.22	0.33	1.02	1.35	(0.37)	(2.85)	(3.22)	23.35	6.57	403,475	0.88		0.88		1.31		50
Year ended 02/28/13	23.98	0.29	3.26	3.55	(0.20)	(2.11)	(2.31)	25.22	15.33	453,842	0.87		0.87		1.14		60
Year ended 02/29/12	23.04	0.27	0.94	1.21	(0.27)	—	(0.27)	23.98	5.38	382,468	0.86		0.86		1.18		64
Year ended 02/28/11	17.61	0.26	5.60	5.86	(0.43)	—	(0.43)	23.04	33.67	388,557	0.89		0.89		1.29		90
Seven months ended 02/28/10	13.83	0.27	3.73	4.00	(0.22)	—	(0.22)	17.61	28.97	242,229	0.84	(e)	0.85	(e)	2.81	(e)	32
Year ended 07/31/09	22.47	0.49	(8.53)	(8.04)	(0.51)	(0.09)	(0.60)	13.83	(35.63)	108,139	0.90		0.90		3.56		74
Class R6
Six months ended 08/31/14	23.34	0.30	2.50	2.80	(0.18)	—	(0.18)	25.96	12.08	54,978	0.79	(d)	0.79	(d)	2.41	(d)	10
Year ended 02/28/14	25.22	0.35	1.01	1.36	(0.39)	(2.85)	(3.24)	23.34	6.61	24,815	0.79		0.79		1.40		50
Year ended 02/28/13(f)	26.34	0.13	0.91	1.04	(0.05)	(2.11)	(2.16)	25.22	4.41	746	0.77	(e)	0.77	(e)	1.24	(e)	60

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $304,395,952 in the effort to regain the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Real Estate Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,259,232, $10,152, $142,514, $131,774, $151,713, $58,447, $429,553 and $42,261 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.

16                         Invesco Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,118.10	$6.67	$1,018.90	$6.36	1.25%
B	1,000.00	1,114.00	10.66	1,015.12	10.16	2.00
C	1,000.00	1,113.90	10.66	1,015.12	10.16	2.00
R	1,000.00	1,117.20	8.00	1,017.64	7.63	1.50
Y	1,000.00	1,120.00	5.34	1,020.16	5.09	1.00
Investor	1,000.00	1,117.90	6.67	1,018.90	6.36	1.25
R5	1,000.00	1,120.30	4.65	1,020.82	4.43	0.87
R6	1,000.00	1,120.80	4.22	1,021.22	4.02	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by184/365 to reflect the most recent fiscal half year.

17                         Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares

18                         Invesco Real Estate Fund

of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the total account level fee of a mutual fund sub-advised by Invesco Advisers with investment a similar investment process.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that advisory fee rates charged by Invesco Advisers to manage other client accounts tended to be more comparable for real estate funds. Nevertheless, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

19                         Invesco Real Estate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	REA-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco Short Term Bond Fund
Nasdaq:
A: STBAX ¡ C: STBCX ¡ R: STBRX ¡ Y: STBYX ¡ R5: ISTBX ¡ R6: ISTFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
14 Financial Statements
16 Notes to Financial Statements
26 Financial Highlights
27 Fund Expenses
28 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.61%
Class C Shares	0.43
Class R Shares	0.55
Class Y Shares	0.68
Class R5 Shares	0.85
Class R6 Shares	0.74
Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.74
Barclays 1-3 Year Government/Credit Index▼ (Style-Specific Index)	0.35
Lipper Short Investment Grade Debt Funds Index¢ (Peer Group Index)	0.54

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays 1-3 Year Government/Credit Index is an unmanaged index considered representative of short-term US corporate and government bonds with maturities from one to three years.

The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment-grade debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Short Term Bond Fund

Average Annual Total Returns
As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.87%
10 Years	1.82
5 Years	1.95
1 Year	-0.24

Class C Shares
Inception (8/30/02)	1.96%
10 Years	1.79
5 Years	2.15
1 Year	2.06

Class R Shares
Inception (4/30/04)	1.87%
10 Years	1.82
5 Years	2.17
1 Year	2.06

Class Y Shares
10 Years	2.09%
5 Years	2.66
1 Year	2.45

Class R5 Shares
Inception (4/30/04)	2.39%
10 Years	2.34
5 Years	2.68
1 Year	2.67

Class R6 Shares
10 Years	1.90%
5 Years	2.37
1 Year	2.68

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.90%
10 Years	1.93
5 Years	2.36
1 Year	-0.12

Class C Shares
Inception (8/30/02)	1.98%
10 Years	1.88
5 Years	2.55
1 Year	2.06

Class R Shares
Inception (4/30/04)	1.89%
10 Years	1.91
5 Years	2.57
1 Year	2.06

Class Y Shares
10 Years	2.18%
5 Years	3.08
1 Year	2.57

Class R5 Shares
Inception (4/30/04)	2.41%
10 Years	2.44
5 Years	3.10
1 Year	2.66

Class R6 Shares
10 Years	1.98%
5 Years	2.75
1 Year	2.55

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.67%, 1.02%, 1.02%, 0.52%, 0.44% and 0.43%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.68%, 1.18%, 1.03%, 0.53%, 0.45% and 0.44%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 2.50% sales charge. Class C shares have no upfront or contingent deferred sales charge; therefore, performance shown is at net asset value. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses on Class C shares, performance would have been lower. Had the adviser not waived fees and/or reimbursed expenses on Class A, Class R and Class Y shares in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2015. See current prospectus for more information.

3                         Invesco Short Term Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party Firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Short Term Bond Fund

Schedule of Investments(a)

August 31, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–56.57%
Aerospace & Defense–0.24%
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/16	$2,000,000	$2,109,928

Agricultural Products–0.41%
Ingredion Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,599,912

Airlines–1.36%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	129,957	141,491
Series 2013-2, Class A, Sr. Sec. Global Pass Through Ctfs., 4.95%, 01/15/23	1,387,633	1,500,379
Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	26,520
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	3,482,996	4,068,574
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,004,410	1,054,002
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	4,485,138	5,028,961
		11,819,927

Apparel Retail–0.38%
L Brands, Inc., Sr. Unsec. Notes, 6.90%, 07/15/17	3,000,000	3,348,750

Asset Management & Custody Banks–0.32%
Bank of New York Mellon Corp. (The), Series G, Unsec. Notes, 2.20%, 05/15/19	2,784,000	2,800,506

Auto Parts & Equipment–0.46%
Johnson Controls, Inc., Sr. Unsec. Global Notes, 1.40%, 11/02/17	4,000,000	3,989,022

Automobile Manufacturers–1.61%
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.98%, 06/15/16	3,600,000	3,784,465
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	8,700,000	8,895,750
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 3.50%, 07/10/19	1,355,000	1,375,325
		14,055,540

	Principal Amount	Value
Automotive Retail–0.28%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	$2,171,000	$2,483,544

Brewers–0.34%
Heineken NV (Netherlands), Sr. Unsec. Notes, 0.80%, 10/01/15(b)	2,970,000	2,981,226

Broadcasting–0.35%
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/14	3,000,000	3,009,375

Cable & Satellite–0.16%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,405,000	1,407,435

Casinos & Gaming–0.06%
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	500,000	525,000

Catalog Retail–0.77%
QVC Inc., Sr. Sec. Notes, 7.50%, 10/01/19(b)	6,400,000	6,682,400

Commodity Chemicals–0.32%
LyondellBasell Industries N.V., Sr. Unsec. Global Notes, 5.00%, 04/15/19	2,500,000	2,790,187

Construction & Engineering–0.48%
URS Corp., Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/17	4,000,000	4,153,169

Construction Materials–0.19%
CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,675,211

Consumer Finance–0.94%
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,656,966
Capital One Financial Corp., Sr. Unsec. Global Notes, 2.15%, 03/23/15	1,750,000	1,766,255
1.00%, 11/06/15	1,000,000	1,002,265
Navient Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	2,685,000	2,740,727
		8,166,213

Data Processing & Outsourced Services–0.33%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	2,855,000	2,902,757

Diversified Banks–6.58%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.05%, 08/23/18	2,700,000	2,819,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Term Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	$3,000,000	$3,122,512
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	165,000	181,496
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	2,160,000	2,172,747
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/16	9,750,000	9,772,180
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,625,000	1,632,216
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,305,841
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,132,430
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	1,015,000	1,037,855
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 1.13%, 02/26/16	2,000,000	2,011,434
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	4,000,000	4,440,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	1,390,000	1,386,525
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 03/20/15(b)	600,000	606,423
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	3,495,000	3,573,763
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes, 6.00%(b)(c)	5,020,000	4,869,400
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	3,200,000	3,329,121
3.85%, 04/27/15(b)	850,000	868,053
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,305,000	1,314,252
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	2,025,000	2,066,378
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,224,561
Sr. Unsec. Medium-Term Global Notes, 1.25%, 02/13/15	4,000,000	4,017,551
Series K, Jr. Unsec. Sub. Global Notes, 7.98%(c)	4,000,000	4,530,000
		57,414,671

Diversified Capital Markets–0.20%
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25%(b)(c)	1,160,000	1,162,900
UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	572,432
		1,735,332

	Principal Amount	Value
Diversified Metals & Mining–2.96%
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	$9,500,000	$9,994,665
Glencore Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(b)	1,330,000	1,346,315
2.70%, 10/25/17(b)	1,830,000	1,885,324
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 1.70%, 05/27/16(b)	9,000,000	9,086,516
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	3,500,000	3,511,741
		25,824,561

Drug Retail–0.23%
CVS Caremark Corp., Sr. Unsec. Notes, 1.20%, 12/05/16	2,000,000	2,010,206

Electric Utilities–1.36%
Commonwealth Edison Co., Sr. Sec. First Mortgage Global Bonds, 2.15%, 01/15/19	1,625,000	1,641,473
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.34%, 09/01/15	4,700,000	4,735,209
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,527,619
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,780,000	3,925,705
		11,830,006

General Merchandise Stores–0.25%
Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,240,000	2,164,986

Gold–0.75%
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	5,000,000	5,184,231
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,200,000	1,333,720
		6,517,951

Health Care Distributors–0.65%
AmerisourceBergen Corp., Sr. Unsec. Notes, 1.15%, 05/15/17	4,000,000	3,991,612
McKesson Corp., Sr. Unsec. Global. Notes, 1.40%, 03/15/18	1,670,000	1,649,699
		5,641,311

Health Care Equipment–0.36%
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/18	1,700,000	1,732,541
CareFusion Corp., Sr. Unsec. Global Notes, 1.45%, 05/15/17	1,405,000	1,403,543
		3,136,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Term Bond Fund

	Principal Amount	Value
Health Care REIT’s–0.84%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	$1,735,000	$1,790,303
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 1.55%, 09/26/16	5,500,000	5,559,260
		7,349,563

Health Care Services–1.06%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 1.25%, 06/02/17	5,000,000	4,988,004
2.25%, 06/15/19	2,815,000	2,802,719
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	1,380,000	1,410,863
		9,201,586

Homebuilding–0.03%
Lennar Corp., Sr. Unsec. Gtd. Notes, 4.50%, 06/15/19	213,000	217,792

Hotels, Resorts & Cruise Lines–1.05%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.20%, 02/05/16	4,415,000	4,440,049
1.88%, 12/15/17	1,285,000	1,292,168
Wyndham Worldwide Corp., Sr. Unsec. Notes,
2.95%, 03/01/17	1,000,000	1,033,116
2.50%, 03/01/18	2,385,000	2,415,622
		9,180,955

Industrial Conglomerates–0.79%
General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	3,000,000	3,014,589
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(c)	3,060,000	3,203,514
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	683,884
		6,901,987

Industrial Machinery–0.83%
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	5,000,000	5,033,403
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,000,000	2,210,000
		7,243,403

Integrated Oil & Gas–1.39%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	3,005,000	3,026,370
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.25%, 03/17/17	5,000,000	5,097,851
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,613,164

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	$350,000	$357,355
		12,094,740

Integrated Telecommunication Services–2.88%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	713,000	726,626
0.80%, 12/01/15	3,500,000	3,511,445
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	238,687
Verizon Communications, Inc., Sr. Unsec. Global Notes, 2.50%, 09/15/16	20,000,000	20,630,010
		25,106,768

Internet Software & Services–1.07%
Baidu Inc. (China), Sr. Unsec. Global Notes,
2.25%, 11/28/17	1,940,000	1,968,554
2.75%, 06/09/19	1,744,000	1,754,579
Ebay Inc., Sr. Unsec. Global Notes, 0.70%, 07/15/15	3,000,000	3,010,596
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.00%, 05/02/17(b)	2,600,000	2,612,404
		9,346,133

Investment Banking & Brokerage–1.95%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	2,535,000	2,578,448
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,485,000	1,526,973
Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	2,455,000	2,559,338
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	567,569
Morgan Stanley, Sr. Unsec. Global Notes, 1.75%, 02/25/16	4,060,000	4,109,535
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	1,880,000	1,938,871
Sr. Unsec. Notes, 3.45%, 11/02/15	2,210,000	2,280,136
Series H, Jr. Unsec. Sub. Global Bonds, 5.45%(c)	1,295,000	1,324,138
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	89,361
		16,974,369

Life & Health Insurance–1.50%
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	392,832
Pricoa Global Funding I, Sec. Notes, 2.20%, 05/16/19(b)	5,965,000	5,965,823
Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	2,400,000	2,453,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Term Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/18	$4,000,000	$4,070,252
Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	194,037
		13,076,510

Managed Health Care–0.75%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,080,143
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 0.85%, 10/15/15	2,090,000	2,098,107
1.88%, 11/15/16	1,600,000	1,638,430
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	1,750,000	1,761,328
		6,578,008

Movies & Entertainment–0.32%
Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/18	2,710,000	2,763,140

Multi-Utilities–1.15%
Dominion Gas Holdings LLC, Sr. Unsec. Global Notes, 1.05%, 11/01/16	7,000,000	7,004,408
Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	3,000,000	3,050,659
		10,055,067

Office REIT’s–0.57%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,510,000	2,568,215
Government Properties Income Trust, Sr. Unsec. Notes, 3.75%, 08/15/19	2,410,000	2,436,410
		5,004,625

Oil & Gas Exploration & Production–2.05%
Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.48%, 04/15/19(d)	3,500,000	3,552,500
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	4,000,000	4,327,164
Devon Energy Corp., Sr. Unsec. Global Notes, 1.20%, 12/15/16	5,000,000	5,022,441
EOG Resources, Inc., Sr. Unsec. Notes, 2.95%, 06/01/15	2,000,000	2,038,472
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/23	3,000,000	2,969,183
		17,909,760

Oil & Gas Refining & Marketing–0.18%
Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,557,877

Oil & Gas Storage & Transportation–0.62%
Trans-Canada Pipelines Ltd. (Canada), Sr. Unsec. Global Notes, 0.88%, 03/02/15	2,969,000	2,977,506

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Western Gas Partners L.P., Sr. Unsec. Notes, 2.60%, 08/15/18	$2,350,000	$2,407,156
		5,384,662

Other Diversified Financial Services–2.67%
Citigroup Inc., Sr. Unsec. Notes, 2.50%, 09/26/18	7,500,000	7,605,439
Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Sec. Pass Through Ctfs., 6.13%, 11/30/19(b)	3,713,111	3,945,181
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/16(b)	2,000,000	2,013,081
2.35%, 10/15/19(b)	2,775,000	2,768,821
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	1,800,000	1,811,826
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	5,000,000	5,176,609
		23,320,957

Packaged Foods & Meats–0.48%
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	3,834,000	4,226,985

Personal Products–0.32%
Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	2,780,000	2,813,694

Pharmaceuticals–3.00%
AbbVie Inc., Sr. Unsec. Global Notes, 1.75%, 11/06/17	5,000,000	5,021,657
Actavis Funding SCS, Sr. Unsec. Gtd. Notes, 1.30%, 06/15/17(b)	10,000,000	9,937,798
2.45%, 06/15/19(b)	895,000	894,453
Bristol-Myers Squibb Co., Sr. Unsec. Global Notes, 1.75%, 03/01/19	2,300,000	2,290,468
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 1.30%, 11/08/16(b)	3,000,000	2,996,962
Zoetis Inc., Sr. Unsec. Global Notes, 1.15%, 02/01/16	5,000,000	5,021,626
		26,162,964

Publishing–0.03%
Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	225,000	226,828

Regional Banks–3.76%
BB&T Corp., Series C, Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/19	1,250,000	1,264,619
Branch Banking & Trust Co., Sr. Unsec. Bank Notes, 1.00%, 04/03/17	8,300,000	8,272,792
2.30%, 10/15/18	10,000,000	10,166,798
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Bonds, 4.90%(c)	2,000,000	2,000,000
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	872,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Short Term Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
PNC Bank, N.A., Sr. Unsec. Bank Notes, 1.30%, 10/03/16	$6,000,000	$6,052,416
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	4,000,000	4,152,413
		32,781,103

Retail REIT’s–0.40%
Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/18(b)	3,500,000	3,479,000

Specialized Finance–1.16%
International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	1,000,000	1,021,250
5.75%, 05/15/16	2,300,000	2,432,250
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/19	2,150,000	2,183,669
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	4,295,000	4,450,358
		10,087,527

Specialized REIT’s–0.54%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,166,292
Sr. Unsec. Notes,
4.50%, 01/15/18	175,000	188,944
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	1,415,000	1,436,965
6.11%, 01/15/20(b)	900,000	1,049,625
4.88%, 08/15/20(b)	245,000	273,094
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	611,249
		4,726,169

Specialty Stores–0.52%
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/19	1,370,000	1,486,450
Staples Inc., Sr. Unsec. Global Notes, 2.75%, 01/12/18	3,050,000	3,086,476
		4,572,926

Steel–0.64%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	1,615,000	1,659,816
4.25%, 03/01/16	1,000,000	1,038,750
5.00%, 02/25/17	2,000,000	2,103,000
6.13%, 06/01/18	750,000	819,525
		5,621,091

Systems Software–0.43%
Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	2,500,000	2,564,838
Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,172,367
		3,737,205

	Principal Amount	Value
Trading Companies & Distributors–0.46%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 2.75%, 05/15/17(b)	$4,000,000	$4,000,000

Trucking–0.35%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(b)	2,020,000	2,067,451
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	1,000,000	1,013,554
		3,081,005

Wireless Telecommunication Services–0.44%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	893,850
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)	2,500,000	2,975,000
		3,868,850
Total U.S. Dollar Denominated Bonds and Notes (Cost $485,263,943)		493,428,459

Asset-Backed Securities–25.61%
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	5,000,000	5,125,810
Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,095,814
Apidos Cinco CDO Ltd., Series 2007-CA, Class A1, Floating Rate Pass Through Ctfs., 0.47%, 05/14/20(b)(d)	1,075,675	1,058,857
Atrium IV, Series 4A, Class B, Floating Rate Pass Through Ctfs., 0.98%, 06/08/19(b)(d)	4,000,000	3,934,976
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Pass Through Ctfs., 5.46%, 09/10/45	6,300,000	6,589,387
Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/45	6,300,000	6,564,452
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class AJ, Variable Rate Pass Through Ctfs., 5.35%, 09/10/47(d)	3,230,000	3,378,520
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.63%, 05/25/34(d)	197,624	199,619
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.33%, 08/25/33(d)	308,753	310,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Short Term Bond Fund

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	$5,000,000	$5,109,257
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(d)	3,000,000	3,149,636
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(d)	60,673	60,889
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(d)	5,725,000	6,051,291
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(b)(d)	2,500,000	2,659,716
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	479,970	517,750
BlackRock Senior Income Series IV (Cayman Islands), Series 2006-4A, Class A, Floating Rate Pass Through Ctfs., 0.47%, 04/20/19(b)(d)	2,745,863	2,718,386
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.91%, 08/15/26(b)(d)	3,500,000	3,505,439
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 0.45%, 04/19/22(b)(d)	2,003,387	1,970,698
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 0.66%, 07/17/19(d)	4,000,000	3,828,052
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.96%, 05/15/30(b)(d)	3,770,000	3,781,220
Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.36%, 02/15/31(b)(d)	5,000,000	5,006,745
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.55%, 06/15/33(b)(d)	5,000,000	5,025,365
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.17%, 08/25/34(d)	878,680	878,879
COMM Mortgage Trust, Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.31%, 10/13/28(b)(d)	3,000,000	3,021,282
Commercial Mortgage Trust, Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	2,500,000	2,529,761
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.21%, 06/08/16(b)(d)	4,125,000	4,138,526
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.43%, 06/25/34(d)	3,398,603	3,251,416

	Principal Amount	Value
Credit Suisse First Mortgage Securities Corp., Series 2005-C1, Class AJ, Pass Through Ctfs., 5.08%, 02/15/38	$3,050,000	$3,090,217
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(d)	221,852	222,864
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/2010; Cost $159,778)(b)	155,124	158,426
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.61%, 04/12/20(b)(d)	1,000,000	976,445
Flagship CLO V, Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 0.58%, 09/20/19(b)(d)	1,000,000	965,375
Gale Force 3 CLO, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 0.47%, 04/19/21(b)(d)	2,617,708	2,582,434
Gallatin CLO III, 2007-1 Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.57%, 05/15/21(b)(d)	1,667,000	1,626,125
GP Portfolio Trust, Series 20014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.46%, 02/15/27(b)(d)	5,000,000	5,010,077
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.56%, 05/11/21(b)(d)	7,000,000	6,679,015
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,000,000	1,022,740
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.58%, 08/01/20(b)(d)	5,000,000	4,944,420
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.64%, 08/01/20(b)(d)	4,032,000	3,918,826
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	1,800,000	1,895,839
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Pass Through Ctfs., 5.57%, 04/15/43	4,900,000	5,122,688
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.61%, 07/26/36(b)(d)	3,798,946	3,833,069
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.59%, 10/19/20(b)(d)	3,500,000	3,399,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Short Term Bond Fund

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	$5,000,000	$5,393,825
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	99,389	101,099
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	4,790,000	4,885,996
Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,000,000	5,190,922
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	4,200,000	4,231,515
Madison Park Funding Ltd. (Cayman Islands), Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 0.49%, 03/25/20(b)(d)	2,007,298	1,993,385
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	290,265	299,569
Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	10,000,000	10,650,295
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.55%, 01/26/36(b)(d)	3,308,505	3,350,252
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,776,117
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/43	3,780,899	3,473,641
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	3,685,070	3,461,696
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	4,968,639	4,866,161
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	3,305,996	3,237,809
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	1,927,308	1,953,209
Southfork CLO Ltd. (Cayman Islands), Series 2005-1A, Class B, Floating Rate Pass Through Ctfs., 1.29%, 02/01/17(b)(d)	3,000,000	3,004,338
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 3.08%, 11/25/34(d)	1,307,358	1,295,543
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.57%, 10/25/20(b)(d)	2,000,000	1,945,482
Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	55,232	56,307
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	35,442	36,142

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	$4,000,000	$4,034,050
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)	16,603	17,190
Series 2005-C22, Class A4, Variable Rate Pass Through Ctfs., 5.45%, 12/15/44(d)	7,663,537	7,961,783
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.40%, 08/25/33(d)	1,469,024	1,526,968
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.51%, 02/15/27(b)(d)	3,500,000	3,500,845
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/45	5,000,000	5,034,892
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(d)	1,116,413	1,132,171
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.62%, 09/25/34(d)	281,088	288,902
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(d)	795,631	812,757
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 07/15/46(d)	4,500,000	4,961,227
Total Asset-Backed Securities (Cost $224,907,048)		223,384,401

U.S. Treasury Securities–13.16%
U.S. Treasury Bills–0.11%
0.02%, 11/13/14(e)(f)	60,000	59,998
0.04%, 11/13/14(e)(f)	910,000	909,973
		969,971

U.S. Treasury Notes–13.05%
0.50%, 07/31/16	49,298,000	49,325,792
0.88%, 08/15/17	23,124,000	23,086,772
1.63%, 07/31/19	40,316,300	40,327,340
2.38%, 08/15/24	1,032,000	1,035,131
		113,775,035
Total U.S. Treasury Securities (Cost $114,738,175)		114,745,006

U.S. Government Sponsored Agency Mortgage-Backed Securities–1.85%
Collateralized Mortgage Obligations–0.57%
Fannie Mae REMICs 0.61%, 02/25/47(d)	178,604	179,249
Federal Deposit Insurance Co. Gtd., Series 2010-S1, Class 1A, Floating Rate Notes , 0.71%, 02/25/48 (Acquired 03/05/10; Cost $819,172)(b)(d)	787,987	788,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Short Term Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICS, 7.50%, 09/15/29	$266,000	$306,267
1.16%, 12/15/31(d)	83,739	86,081
1.11%, 01/15/32(d)	47,773	49,050
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, Floating Rate Pass Through Ctfs., 2.36%, 02/25/24(d)	3,500,000	3,556,613
Ginnie Mae REMICS 0.56%, 09/16/19(d)	43,428	43,543
		5,009,245

Federal Home Loan Mortgage Corp. (FHLMC)–0.25%
Pass Through Ctfs., 9.00%, 05/01/15	3,180	3,195
7.50%, 06/01/16 to 12/01/16	24,785	25,309
7.00%, 12/01/16 to 10/01/34	760,040	860,703
6.00%, 02/01/17 to 03/01/23	484,613	530,407
8.50%, 02/01/19 to 08/17/26	357,682	400,875
6.50%, 01/01/33 to 12/01/35	50,348	56,768
Pass Through Ctfs., ARM, 2.01%, 07/01/36(d)	152,643	161,414
2.69%, 02/01/37(d)	40,484	43,646
2.68%, 01/01/38(d)	56,362	60,816
		2,143,133

Federal National Mortgage Association (FNMA)–0.78%
Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	447,113	498,569
7.00%, 04/01/15 to 08/01/36	3,423,371	3,889,178
8.50%, 09/01/15 to 07/01/30	280,534	325,426
6.50%, 11/01/16 to 10/01/35	941,830	1,046,590
8.00%, 12/01/17 to 08/01/32	509,503	545,813
9.00%, 01/01/30	87,636	102,672
Pass Through Ctfs., ARM, 2.04%, 09/01/19(d)	13,228	13,259
2.34%, 11/01/32(d)	64,005	67,614
2.33%, 05/01/35(d)	255,678	273,247
2.35%, 03/01/38(d)	56,546	60,557
		6,822,925

Government National Mortgage Association (GNMA)–0.25%
Pass Through Ctfs., 7.00%, 05/15/17 to 06/15/32	259,091	275,534
9.50%, 09/15/17	252	253
6.00%, 06/15/18	150,020	157,509
7.75%, 11/15/19 to 02/15/21	80,752	81,275
6.50%, 07/15/23 to 02/15/34	1,307,970	1,497,874
7.50%, 12/20/25	38,240	45,515
8.50%, 07/20/27	69,724	80,181
		2,138,141
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $14,895,452)		16,113,444

	Shares	Value
Preferred Stocks–0.63%
Investment Banking & Brokerage–0.29%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	$2,570,400

Regional Banks–0.24%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,077,500

Reinsurance–0.10%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	33,000	884,070
Total Preferred Stocks (Cost $5,325,000)		5,531,970

	Principal Amount
Municipal Obligations–0.58%
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 1.30%, 07/01/16	$2,000,000	2,022,360
2.11%, 07/01/18	3,000,000	3,031,200
Total Municipal Obligations (Cost $5,000,000)		5,053,560

	Shares
Money Market Funds–0.86%
Liquid Assets Portfolio–Institutional Class(g)	3,759,029	3,759,029
Premier Portfolio– Institutional Class(g)	3,759,029	3,759,029
Total Money Market Funds (Cost $7,518,058)		7,518,058

Options Purchased–0.03%
(Cost $227,958)(h)		249,805
TOTAL INVESTMENTS–99.29% (Cost $857,875,634)		866,024,703
OTHER ASSETS LESS LIABILITIES–0.71%		6,225,620
NET ASSETS–100.00%		$872,250,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Short Term Bond Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $200,102,415, which represented 22.94% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
(h)	The table below details options purchased:

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value	Value
EUR versus USD	Put	Goldman Sachs & Co.	11/26/14	USD 1.30	EUR 27,000,000	$249,805
Total Foreign Currency Options Purchased — Currency Risk (Cost $227,958)						$249,805

Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2014

U.S. Dollar Denominated Bonds and Notes	56.6%
Asset-Backed Securities	25.6
U.S. Treasury Securities	13.2
U.S. Government Sponsored Agency Mortgage-Backed Securities	1.8
Preferred Stocks	0.6
Municipal Obligations	0.6
Options Purchased	0.0
Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Short Term Bond Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $850,357,576)	$858,506,645
Investments in affiliated money market funds, at value and cost	7,518,058
Total investments, at value (Cost $857,875,634)	866,024,703
Cash	31,650
Receivable for:
Variation margin — futures	75,203
Fund shares sold	5,609,218
Dividends and interest	5,182,913
Principal paydowns	206
Premiums paid on swap agreements	268,073
Investment for trustee deferred compensation and retirement plans	135,384
Other assets	104,786
Total assets	877,432,136

Liabilities:
Payable for:
Fund shares reacquired	3,984,967
Dividends	175,962
Swaps payable	12,167
Accrued fees to affiliates	388,983
Accrued trustees’ and officers’ fees and benefits	4,406
Accrued other operating expenses	93,691
Trustee deferred compensation and retirement plans	151,929
Unrealized depreciation on swap transactions	369,708
Total liabilities	5,181,813
Net assets applicable to shares outstanding	$872,250,323

Net assets consist of:
Shares of beneficial interest	$919,082,803
Undistributed net investment income	1,156,054
Undistributed net realized gain (loss)	(55,899,555)
Net unrealized appreciation	7,911,021
$872,250,323

Net Assets:
Class A	$316,632,477
Class C	$474,436,670
Class R	$3,457,871
Class Y	$57,036,872
Class R5	$2,305,579
Class R6	$18,380,854

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	36,418,707
Class C	54,588,653
Class R	397,203
Class Y	6,560,671
Class R5	265,141
Class R6	2,112,403
Class A:
Net asset value per share	$8.69
Maximum offering price per share
(Net asset value of $8.69 ÷ 97.50%)	$8.91
Class C:
Net asset value and offering price per share	$8.69
Class R:
Net asset value and offering price per share	$8.71
Class Y:
Net asset value and offering price per share	$8.69
Class R5:
Net asset value and offering price per share	$8.70
Class R6:
Net asset value and offering price per share	$8.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Short Term Bond Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$10,357,517
Dividends	155,185
Dividends from affiliated money market funds	5,771
Total investment income	10,518,473

Expenses:
Advisory fees	1,439,837
Administrative services fees	110,040
Custodian fees	18,973
Distribution fees:
Class A	229,484
Class C	1,504,406
Class R	8,463
Transfer agent fees — A, C, R and Y	510,541
Transfer agent fees — R5	168
Transfer agent fees — R6	433
Trustees’ and officers’ fees and benefits	15,363
Other	219,605
Total expenses	4,057,313
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(371,359)
Net expenses	3,685,954
Net investment income	6,832,519

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	943,893
Futures contracts	(2,125,920)
Swap agreements	(76,757)
(1,258,784)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,405,607)
Futures contracts	205,707
Swap agreements	32,599
(1,167,301)
Net realized and unrealized gain (loss)	(2,426,085)
Net increase in net assets resulting from operations	$4,406,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Short Term Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$6,832,519	$12,787,246
Net realized gain (loss)	(1,258,784)	3,772,018
Change in net unrealized appreciation (depreciation)	(1,167,301)	(7,848,539)
Net increase in net assets resulting from operations	4,406,434	8,710,725

Distributions to shareholders from net investment income:
Class A	(2,522,436)	(4,718,929)
Class C	(3,028,200)	(6,575,101)
Class R	(22,226)	(49,857)
Class Y	(498,637)	(727,024)
Class R5	(22,140)	(49,845)
Class R6	(165,921)	(218,611)
Total distributions from net investment income	(6,259,560)	(12,339,367)

Share transactions–net:
Class A	25,687,101	42,822,489
Class C	24,772,402	(43,749,195)
Class R	(146,440)	181,483
Class Y	11,556,843	16,809,360
Class R5	549,178	(393,082)
Class R6	2,188,169	10,303,899
Net increase in net assets resulting from share transactions	64,607,253	25,974,954
Net increase in net assets	62,754,127	22,346,312

Net assets:
Beginning of period	809,496,196	787,149,884
End of period (includes undistributed net investment income of $1,156,054 and $583,095, respectively)	$872,250,323	$809,496,196

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Term Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y and Class R5 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

16                         Invesco Short Term Bond Fund

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer

17                         Invesco Short Term Bond Fund

derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

18                         Invesco Short Term Bond Fund

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

19                         Invesco Short Term Bond Fund

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.35%
Next $500 million	0.325%
Next $1.5 billion	0.30%
Next $2.5 billion	0.29%
Over $5 billion	0.28%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75% (after 12b-1 fee waivers), 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $23,737.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

20                         Invesco Short Term Bond Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares, 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2015, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1fees before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended August 31, 2014, 12b-1 fees incurred for Class C shares were $1,157,235 after fee waivers of $347,171.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $29,348 in front-end sales commissions from the sale of Class A shares and $42,094 and $813 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$13,050,028	$—	$—	$13,050,028
U.S. Treasury Securities	—	114,745,006	—	114,745,006
Asset-Backed Securities	—	223,384,401	—	223,384,401
Corporate Debt Securities	—	493,428,459	—	493,428,459
U.S. Government Sponsored Agency Securities	—	16,113,444	—	16,113,444
Municipal Obligations	—	5,053,560	—	5,053,560
Options Purchased	249,805	—	—	249,805
	13,299,833	852,724,870	—	866,024,703
Futures Contracts*	131,660	—	—	131,660
Swap Agreements*	—	(369,708)	—	(369,708)
Total Investments	$13,431,493	$852,355,162	$—	$865,786,655

*	Unrealized appreciation (depreciation).

21                         Invesco Short Term Bond Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(369,708)
Currency Risk:
Options purchased(b)	249,805	—
Interest rate risk:
Futures contracts(c)	134,644	(2,984)
Total	$384,449	$(372,692)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap transactions.
(b)	Options purchased at value as reported in the Schedule of Investments.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations(a)
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$(76,757)
Interest rate risk	(2,125,920)	—
Change in Unrealized Appreciation:
Credit risk	—	32,599
Interest rate risk	205,707	—
Total	$(1,920,213)	$(44,158)

(a)	Options purchased are included in the net realized gain from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of futures contracts, swap agreements and options purchased outstanding during the period.

	Futures Contracts	Swap Agreements	Options Purchased
Average notional value	$237,414,991	$6,000,000	$35,478,000

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	486	December-2014	$106,456,782	$82,492
U.S. Treasury 5 Year Notes	Long	168	December-2014	19,964,438	(2,984)
U.S. Treasury 10 Year Notes	Short	765	December-2014	(96,222,656)	52,152
Total Futures Contracts — Interest Rate Risk					$131,660

Open Credit Default Swap Agreements at Period-End
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup, Inc.	Buy	(1.00)%	06/20/17	0.39%	$6,000,000	$268,073	$(369,708)

(a)	Implied credit spreads represent the current level as of August 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

22                         Invesco Short Term Bond Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC(b)	$134,644	$(2,984)	$131,660	$—	$—	$131,660
Bank of America Securities LLC(c)	268,073	(268,073)	—	—	—	—
Total	$402,717	$(271,057)	$131,660	$—	$—	$131,660

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC(b)	$2,984	$(2,984)	$—	$—	$—	$—
Bank of America Securities LLC(c)	381,875	(268,073)	113,802	—	—	113,802
Total	$384,859	$(271,057)	$113,802	$—	$—	$113,802

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
(b)	Futures contracts Counterparty.
(c)	Swap agreements Counterparty.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2014, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $451.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

23                         Invesco Short Term Bond Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$1,556,368	$—	$1,556,368
February 29, 2016	16,170,361	—	16,170,361
February 28, 2017	10,084,651	—	10,084,651
February 28, 2018	24,733,191	—	24,733,191
February 28, 2019	38,154	—	38,154
Not subject to expiration	1,791,111	311,739	2,102,850
	$54,373,836	$311,739	$54,685,575

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $317,436,845 and $270,287,103, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $791,437,609 and $747,901,722, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,853,533
Aggregate unrealized (depreciation) of investment securities	(3,729,928)
Net unrealized appreciation of investment securities	$8,123,605

Cost of investments for tax purposes is $857,901,098.

24                         Invesco Short Term Bond Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	11,242,271	$97,845,475	25,626,951	$222,780,381
Class C	17,336,596	150,817,173	39,144,615	340,882,446
Class R	94,082	819,968	262,346	2,285,833
Class Y	4,635,683	40,336,928	9,907,002	86,113,491
Class R5	71,354	620,924	76,930	672,547
Class R6	243,461	2,120,396	1,185,843	10,277,777

Issued as reinvestment of dividends:
Class A	248,346	2,161,398	459,796	3,996,338
Class C	292,802	2,547,336	627,038	5,448,059
Class R	2,496	21,756	5,565	48,422
Class Y	42,645	371,078	57,871	502,810
Class R5	2,405	20,939	5,385	46,829
Class R6	19,046	165,881	25,134	218,611

Reacquired:
Class A	(8,539,925)	(74,319,772)	(21,163,345)	(183,954,230)
Class C	(14,782,232)	(128,592,107)	(44,884,738)	(390,079,700)
Class R	(113,380)	(988,164)	(247,419)	(2,152,772)
Class Y	(3,351,026)	(29,151,163)	(8,026,955)	(69,806,941)
Class R5	(10,654)	(92,685)	(127,898)	(1,112,458)
Class R6	(11,269)	(98,108)	(22,203)	(192,489)
Net increase in share activity	7,422,701	$64,607,253	2,911,918	$25,974,954

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25                         Invesco Short Term Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/14	$8.71	$0.08	$(0.03)	$0.05	$(0.07)	$—	$(0.07)	$8.69	0.61%	$316,632	0.69	%(d)	0.70	%(d)	1.79	%(d)	128%
Year ended 02/28/14	8.75	0.15	(0.04)	0.11	(0.15)	—	(0.15)	8.71	1.25	291,609	0.63		0.67		1.75		278
Year ended 02/28/13	8.68	0.18	0.08	0.26	(0.19)	(0.00)	(0.19)	8.75	2.98	249,685	0.54		0.68		2.01		44
Year ended 02/29/12	8.72	0.21	(0.05)	0.16	(0.20)	—	(0.20)	8.68	1.85	195,146	0.56		0.72		2.39		40
Year ended 02/28/11	8.68	0.21	0.04	0.25	(0.21)	—	(0.21)	8.72	2.87	113,103	0.65		0.80		2.41		48
Seven months ended 02/28/10	8.55	0.17	0.13	0.30	(0.17)	—	(0.17)	8.68	3.52	80,252	0.65	(e)	0.87	(e)	3.35	(e)	48
Year ended 07/31/09	9.48	0.48	(0.90)	(0.42)	(0.51)	—	(0.51)	8.55	(4.37)	43,695	0.77		0.98		5.60		123
Class C
Six months ended 08/31/14	8.71	0.06	(0.02)	0.04	(0.06)	—	(0.06)	8.69	0.43	474,437	1.04	(d)	1.20	(d)	1.44	(d)	128
Year ended 02/28/14	8.74	0.12	(0.03)	0.09	(0.12)	—	(0.12)	8.71	1.01	450,694	0.98		1.17		1.40		278
Year ended 02/28/13	8.68	0.15	0.07	0.22	(0.16)	(0.00)	(0.16)	8.74	2.50	497,135	0.89		1.18		1.66		44
Year ended 02/29/12	8.71	0.18	(0.04)	0.14	(0.17)	—	(0.17)	8.68	1.65	319,379	0.90		1.28		2.05		40
Year ended 02/28/11	8.68	0.19	0.02	0.21	(0.18)	—	(0.18)	8.71	2.49	246,940	0.90		1.55		2.16		48
Seven months ended 02/28/10	8.54	0.16	0.14	0.30	(0.16)	—	(0.16)	8.68	3.50	103,785	0.90	(e)	1.62	(e)	3.10	(e)	48
Year ended 07/31/09	9.48	0.46	(0.91)	(0.45)	(0.49)	—	(0.49)	8.54	(4.72)	66,863	1.02		1.73		5.35		123
Class R
Six months ended 08/31/14	8.72	0.06	(0.01)	0.05	(0.06)	—	(0.06)	8.71	0.55	3,458	1.04	(d)	1.05	(d)	1.44	(d)	128
Year ended 02/28/14	8.76	0.12	(0.04)	0.08	(0.12)	—	(0.12)	8.72	0.90	3,612	0.98		1.02		1.40		278
Year ended 02/28/13	8.69	0.15	0.08	0.23	(0.16)	(0.00)	(0.16)	8.76	2.63	3,447	0.89		1.03		1.66		44
Year ended 02/29/12	8.73	0.18	(0.05)	0.13	(0.17)	—	(0.17)	8.69	1.54	2,975	0.90		1.06		2.05		40
Year ended 02/28/11	8.70	0.19	0.02	0.21	(0.18)	—	(0.18)	8.73	2.49	2,588	0.90		1.05		2.16		48
Seven months ended 02/28/10	8.56	0.16	0.14	0.30	(0.16)	—	(0.16)	8.70	3.49	2,086	0.90	(e)	1.12	(e)	3.10	(e)	48
Year ended 07/31/09	9.50	0.46	(0.91)	(0.45)	(0.49)	—	(0.49)	8.56	(4.70)	1,643	1.02		1.23		5.35		123
Class Y
Six months ended 08/31/14	8.71	0.09	(0.03)	0.06	(0.08)	—	(0.08)	8.69	0.68	57,037	0.54	(d)	0.55	(d)	1.94	(d)	128
Year ended 02/28/14	8.75	0.16	(0.04)	0.12	(0.16)	—	(0.16)	8.71	1.40	45,591	0.48		0.52		1.90		278
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	28,829	0.39		0.53		2.16		44
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	—	(0.22)	8.68	2.04	21,676	0.40		0.56		2.55		40
Year ended 02/28/11	8.69	0.23	0.03	0.26	(0.23)	—	(0.23)	8.72	3.00	12,950	0.40		0.55		2.66		48
Seven months ended 02/28/10	8.55	0.18	0.14	0.32	(0.18)	—	(0.18)	8.69	3.79	8,132	0.40	(e)	0.62	(e)	3.60	(e)	48
Year ended 07/31/09(f)	8.81	0.41	(0.28)	0.13	(0.39)	—	(0.39)	8.55	1.62	2,545	0.51	(e)	0.75	(e)	5.86	(e)	123
Class R5
Six months ended 08/31/14	8.71	0.09	(0.02)	0.07	(0.08)	—	(0.08)	8.70	0.85	2,306	0.43	(d)	0.44	(d)	2.05	(d)	128
Year ended 02/28/14	8.75	0.17	(0.04)	0.13	(0.17)	—	(0.17)	8.71	1.45	1,761	0.43		0.44		1.95		278
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	2,167	0.39		0.44		2.16		44
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	—	(0.22)	8.68	2.04	6,901	0.40		0.46		2.55		40
Year ended 02/28/11	8.69	0.23	0.03	0.26	(0.23)	—	(0.23)	8.72	3.00	17,481	0.40		0.45		2.66		48
Seven months ended 02/28/10	8.55	0.18	0.14	0.32	(0.18)	—	(0.18)	8.69	3.79	52,716	0.40	(e)	0.49	(e)	3.60	(e)	48
Year ended 07/31/09	9.49	0.51	(0.92)	(0.41)	(0.53)	—	(0.53)	8.55	(4.19)	61,174	0.49		0.56		5.88		123
Class R6
Six months ended 08/31/14	8.72	0.09	(0.03)	0.06	(0.08)	—	(0.08)	8.70	0.74	18,381	0.42	(d)	0.43	(d)	2.06	(d)	128
Year ended 02/28/14	8.75	0.17	(0.03)	0.14	(0.17)	—	(0.17)	8.72	1.58	16,230	0.42		0.43		1.96		278
Year ended 02/28/13(f)	8.76	0.08	0.00	0.08	(0.09)	(0.00)	(0.09)	8.75	0.89	5,886	0.40	(e)	0.44	(e)	2.15	(e)	44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $108,844,548 and sold of $18,391,076 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $303,484, $459,120, $3,358, $54,945, $2,304 and $17,157 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y and Class R6 shares, respectively.

26                         Invesco Short Term Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,006.10	$3.49	$1,021.73	$3.52	0.69%
C	1,000.00	1,004.30	5.25	1,019.96	5.30	1.04
R	1,000.00	1,005.50	5.26	1,019.96	5.30	1.04
Y	1,000.00	1,006.80	2.73	1,022.48	2.75	0.54
R5	1,000.00	1,008.50	2.18	1,023.04	2.19	0.43
R6	1,000.00	1,007.40	2.13	1,023.09	2.14	0.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

27                         Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Short Term Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Short Investment Grade Bond Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the fourth quintile for the five year period

28                         Invesco Short Term Bond Fund

(the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds using an investment process substantially similar to the investment process used for the Fund.

The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco

Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

29                         Invesco Short Term Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	STB-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2014

Invesco U.S. Government Fund

Nasdaq:

A: AGOVX  ■  B: AGVBX  ■  C:  AGVCX  ■  R: AGVRX   ■  Y: AGVYX  ■   Investor: AGIVX

R5: AGOIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/14 to 8/31/14, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.56%
Class B Shares	1.18
Class C Shares	1.18
Class R Shares	1.43
Class Y Shares	1.80
Investor Class Shares	1.56
Class R5 Shares	1.75
Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.74
Barclays U.S. Government Index▼ (Style-Specific Index)	1.92
Lipper Intermediate U.S. Government Funds Index■ (Peer Group Index)	1.51

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays U.S. Government Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.

    The Lipper Intermediate U.S. Government Funds Index is an unmanaged index considered representative of intermediate US government funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco U.S. Government Fund

Average Annual Total Returns As of 8/31/14, including maximum applicable sales charges

Class A Shares
Inception (4/28/87)	5.38%
10 Years	3.25
5 Years	2.06
1 Year	-1.27

Class B Shares
Inception (9/7/93)	4.19%
10 Years	3.08
5 Years	1.80
1 Year	-2.71

Class C Shares
Inception (8/4/97)	3.65%
10 Years	2.94
5 Years	2.20
1 Year	1.29

Class R Shares
Inception (6/3/02)	3.61%
10 Years	3.45
5 Years	2.68
1 Year	2.81

Class Y Shares
10 Years	3.87%
5 Years	3.24
1 Year	3.44

Investor Class Shares
Inception (9/30/03)	3.62%
10 Years	3.73
5 Years	2.96
1 Year	3.06

Class R5 Shares
10 Years	4.13%
5 Years	3.34
1 Year	3.41

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on April 29, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns As of 6/30/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/28/87)	5.39%
10 Years	3.36
5 Years	2.25
1 Year	-2.59

Class B Shares
Inception (9/7/93)	4.19%
10 Years	3.20
5 Years	2.00
1 Year	-4.09

Class C Shares
Inception (8/4/97)	3.64%
10 Years	3.03
5 Years	2.37
1 Year	-0.11

Class R Shares
Inception (6/3/02)	3.60%
10 Years	3.56
5 Years	2.91
1 Year	1.50

Class Y Shares
10 Years	3.97%
5 Years	3.42
1 Year	1.90

Investor Class Shares
Inception (9/30/03)	3.61%
10 Years	3.83
5 Years	3.16
1 Year	1.76

Class R5 Shares
10 Years	4.23%
5 Years	3.52
1 Year	1.98

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares was 0.90%, 1.65%, 1.65%, 1.15%, 0.65%, 0.90% and 0.57%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco U.S. Government Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco U.S. Government Fund

Schedule of Investments

August 31, 2014

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–47.61%
Collateralized Mortgage Obligations–22.87%
Fannie Mae REMICs,
5.00%, 04/25/18 to 09/25/37	$5,136,967	$5,361,998
4.00%, 07/25/18 to 07/25/40	7,211,599	7,609,316
4.25%, 12/25/19 to 02/25/37	3,946,089	4,136,539
2.25%, 02/25/21	619,711	631,498
2.50%, 03/25/26	2,258,902	2,307,453
4.50%, 07/25/27	58,109	58,885
7.00%, 09/18/27	1,542,152	1,734,644
6.50%, 03/25/32	4,191,031	4,743,174
5.75%, 10/25/35	1,547,002	1,728,724
0.46%, 05/25/36(a)	6,072,658	6,062,365
3.00%, 09/25/36	3,229,723	3,281,550
0.66%, 03/25/37 to 03/25/41(a)	7,299,269	7,311,885
0.56%, 06/25/38(a)	9,652,566	9,662,479
6.58%, 06/25/39(a)	3,209,710	3,697,564
0.71%, 02/25/41(a)	6,247,434	6,280,749
0.68%, 11/25/41(a)	2,547,573	2,562,701
Federal Home Loan Bank 5.07%, 10/20/15	1,910,266	1,990,430
Freddie Mac REMICs,
4.00%, 12/15/17 to 07/15/23	2,619,866	2,690,530
4.50%, 07/15/18 to 11/15/39	2,602,055	2,773,891
3.00%, 10/15/18 to 04/15/26	3,636,376	3,752,451
3.75%, 10/15/18	692,967	703,430
4.25%, 01/15/19	336,108	337,679
5.00%, 01/15/19 to 04/15/19	1,522,770	1,602,894
3.50%, 12/15/27	860,641	878,847
0.56%, 04/15/28 to 06/15/37(a)	11,483,313	11,508,593
0.66%, 12/15/35 to 03/15/40(a)	8,837,063	8,875,647
0.46%, 03/15/36(a)	5,770,761	5,783,987
0.50%, 11/15/36 to 03/15/39(a)	5,503,741	5,495,979
0.61%, 03/15/39 to 02/15/42(a)	21,834,178	21,856,816
1.02%, 11/15/39(a)	907,562	922,876
Freddie Mac, Series 2014-DN1, Class M2, STACR Debt Notes, 2.36%, 02/25/24(a)	6,200,000	6,300,285
Ginnie Mae REMICs,
4.00%, 04/16/33 to 02/20/38	3,956,081	4,056,633
4.50%, 10/20/33 to 07/20/41(a)	9,879,307	10,191,557
5.74%, 08/20/34(a)	2,252,800	2,538,613
5.86%, 01/20/39(a)	6,604,158	7,516,941
0.95%, 09/16/39(a)	2,668,748	2,729,910
1.63%, 09/20/41(a)	6,890,813	7,229,469
		176,908,982

	Principal Amount	Value
Federal Deposit Insurance Co. (FDIC)–0.13%
Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.71%, 02/25/48 (Acquired 03/05/10; Cost $1,023,965)(a)(b)	$984,984	$985,553

Federal Home Loan Mortgage Corp. (FHLMC)–8.08%
Pass Through Ctfs.,
7.00%, 12/01/14 to 03/01/36	2,022,367	2,283,115
6.50%, 11/01/15 to 12/01/35	8,459,479	9,671,955
8.00%, 12/01/15 to 02/01/35	4,535,526	5,581,730
10.00%, 02/01/16 to 04/01/20	111,952	123,980
6.00%, 06/01/17 to 07/01/38	2,279,339	2,483,706
10.50%, 08/01/19 to 01/01/21	8,604	8,744
4.50%, 09/01/20 to 01/01/40	6,788,825	7,385,250
8.50%, 09/01/20 to 08/01/31	334,720	411,211
7.50%, 11/01/20 to 05/01/35	3,657,839	4,334,495
9.50%, 11/01/20 to 04/01/25	67,357	74,007
9.00%, 06/01/21 to 04/01/25	344,939	381,673
5.50%, 12/01/22 to 01/01/37	2,929,750	3,156,107
3.50%, 08/01/26	3,850,482	4,086,844
3.00%, 05/01/27 to 07/01/27	5,089,654	5,294,556
7.05%, 05/20/27	310,825	355,252
6.03%, 10/20/30	618,403	715,521
5.00%, 07/01/35 to 01/01/40	3,677,335	4,076,953
Pass Through Ctfs., ARM,
2.48%, 09/01/35(a)	2,299,927	2,468,822
2.13%, 10/01/36(a)	2,944,581	3,121,949
2.53%, 10/01/36(a)	988,172	1,063,387
2.54%, 12/01/36(a)	616,682	664,189
1.88%, 05/01/37(a)	939,584	989,035
2.62%, 11/01/37(a)	3,070,245	3,306,741
2.68%, 01/01/38(a)	450,898	486,531
		62,525,753

Federal National Mortgage Association (FNMA)–13.40%
Pass Through Ctfs.,
5.00%, 01/01/17 to 03/01/39	5,171,582	5,641,170
8.00%, 11/01/14 to 12/01/36	4,287,661	5,096,008
7.00%, 12/01/14 to 06/01/36	6,794,244	7,793,743
7.50%, 02/01/15 to 08/01/37	5,185,999	6,110,525
12.00%, 01/01/16	1,743	1,770
6.50%, 04/01/16 to 10/01/38	7,060,524	8,004,649
6.00%, 05/01/16 to 10/01/38	8,489,619	9,547,637
9.50%, 07/01/16 to 08/01/22	12,171	13,166
9.00%, 12/01/16	20,860	22,060
4.50%, 04/01/19 to 08/01/39	6,792,197	7,349,980
10.00%, 12/20/19 to 12/20/21	93,987	100,468
5.50%, 03/01/21 to 05/01/35	8,324,848	9,340,879
6.75%, 07/01/24	581,242	660,151
8.50%, 09/01/24 to 08/01/37	2,648,301	3,212,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Government Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
10.07%, 04/20/25	$43,393	$45,305
6.95%, 07/01/25 to 10/01/25	112,247	117,697
3.50%, 05/01/27 to 06/01/27	6,899,156	7,340,746
Pass Through Ctfs., ARM,
2.30%, 06/01/43(a)	4,435,330	4,457,675
2.24%, 08/01/43(a)	4,206,904	4,287,621
2.49%, 10/01/34(a)	3,584,133	3,855,220
2.33%, 05/01/35(a)	1,985,267	2,121,684
2.28%, 01/01/37(a)	8,395,561	9,023,618
2.83%, 02/01/42(a)	3,343,983	3,484,469
Pass Through Ctfs., BAL,
3.84%, 04/01/18	5,616,588	6,032,784
		103,661,837

Government National Mortgage Association (GNMA)–3.13%
Pass Through Ctfs.,
12.00%, 04/15/15	351	355
10.00%, 06/15/16 to 07/15/24	150,503	165,778
8.50%, 09/20/16 to 01/15/37	296,914	338,147
9.00%, 10/15/16 to 04/15/21	48,681	50,375
8.75%, 10/20/16	14,321	14,389
8.00%, 12/15/16 to 08/15/36	2,020,789	2,325,184
9.50%, 08/15/17 to 03/15/23	61,415	70,209
6.50%, 09/15/17 to 01/15/37	3,682,851	4,155,347
7.00%, 07/15/18 to 12/15/36	1,554,688	1,709,868
6.95%, 07/20/25 to 11/20/26	421,400	447,949
7.50%, 03/15/26 to 10/15/35	2,325,934	2,767,523
6.00%, 12/15/28 to 08/15/33	1,610,199	1,841,867
6.10%, 12/20/33	2,964,006	3,453,411
3.50%, 08/20/42 to 10/20/42	6,612,445	6,828,881
		24,169,283
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $360,712,105)		368,251,408

U.S. Treasury Securities–34.74%
U.S. Treasury Bills–0.17%
0.04%, 11/13/14(c)(d)	1,325,000	1,324,960

U.S. Treasury Notes–27.34%
0.88%, 11/30/16	1,350,000	1,357,074
2.75%, 05/31/17	4,500,000	4,729,689
0.75%, 06/30/17	5,000,000	4,978,646
0.88%, 07/15/17	18,500,000	18,481,723
0.63%, 08/31/17	11,600,000	11,478,023
0.63%, 09/30/17	9,550,000	9,436,176
0.75%, 12/31/17	21,000,000	20,736,764
0.88%, 01/31/18	5,750,000	5,693,215
1.38%, 12/31/18	6,300,000	6,272,109
1.63%, 06/30/19	29,000,000	29,030,544
1.63%, 07/31/19	22,700,000	22,706,216
1.00%, 11/30/19	4,000,000	3,856,739
3.63%, 02/15/20	7,800,000	8,568,879
1.13%, 03/31/20	6,000,000	5,788,902

	Principal Amount		Value
U.S. Treasury Notes–(continued)
3.50%, 05/15/20	$14,500,000		$15,852,373
2.00%, 09/30/20	7,000,000		7,042,566
3.13%, 05/15/21	11,000,000		11,794,132
2.13%, 06/30/21	18,000,000		18,112,553
2.13%, 08/15/21	3,700,000		3,721,411
2.00%, 11/15/21	100,000		99,563
1.75%, 05/15/22	1,750,000		1,702,726
			211,440,023

U.S. Treasury Bonds–3.58%
7.88%, 02/15/21	6,500,000		8,867,590
3.50%, 02/15/39	2,500,000		2,723,226
4.25%, 05/15/39	2,900,000		3,549,596
4.63%, 02/15/40	2,800,000		3,628,489
3.38%, 05/15/44	8,400,000		8,895,615
			27,664,516

U.S. Treasury Inflation–Indexed Notes–3.65%
2.00%, 01/15/16	4,803,440	(e)	5,004,175
0.63%, 01/15/24	22,472,560	(e)	23,264,396
			28,268,571
Total U.S. Treasury Securities (Cost $264,908,144)			268,698,070

U.S. Government Sponsored Agency Securities–7.94%
Federal Agricultural Mortgage Corp.–1.39%
Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000		6,652,550
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000		4,109,657
			10,762,207

Federal Farm Credit Bank (FFCB)–1.19%
Unsec. Bonds, 1.05%, 03/28/16	4,000,000		4,040,731
Unsec. Medium-Term Notes, 5.75%, 12/07/28	4,000,000		5,140,314
			9,181,045

Federal Home Loan Bank (FHLB)–1.43%
Unsec. Bonds,
1.50%, 10/12/17	4,800,000		4,855,356
2.00%, 09/14/18	2,500,000		2,545,955
2.88%, 09/11/20	3,500,000		3,664,734
			11,066,045

Federal Home Loan Mortgage Corp. (FHLMC)–1.50%
Series 1, Unsec. Global Notes, 0.75%, 01/12/18	1,800,000		1,769,781
Unsec. Global Notes, 2.38%, 01/13/22	9,800,000		9,865,468
			11,635,249

Federal National Mortgage Association (FNMA)–0.57%
Unsec. Global Notes, 5.00%, 05/11/17	4,000,000		4,428,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Government Fund

	Principal Amount	Value
Tennessee Valley Authority (TVA)–1.86%
Sr. Unsec. Global Bonds, 4.88%, 12/15/16	$11,377,000	$12,446,906
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,919,727
		14,366,633
Total U.S. Government Sponsored Agency Securities (Cost $59,151,336)		61,440,041

Bonds–5.88%
Collateralized Mortgage Obligations–4.62%
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $11,560,143)(b)	11,169,221	11,685,797
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.75%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $17,543,126)(a)(b)	16,965,058	17,696,676
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,347,272
		35,729,745

Credit Cards–0.92%
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, Pass Through Ctfs., 2.68%, 06/07/23	7,000,000	7,090,360

	Principal Amount	Value
Sovereign Debt–0.34%
Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	$2,200,000	$2,624,621
Total Bonds (Cost $44,600,987)		45,444,726

Corporate Notes–2.65%
Private Export Funding Corp.–2.65%
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,133,625
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/17	5,000,000	5,058,711
Series BB, Sec. Gtd. Notes, 4.30%, 12/15/21	4,800,000	5,376,954
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,914,656
Total Corporate Notes (Cost $19,782,856)		20,483,946

	Shares
Money Market Funds–0.95%
Government & Agency Portfolio–Institutional Class (Cost $7,362,125)(f)	7,362,125	7,362,125
TOTAL INVESTMENTS–99.77% (Cost $756,517,553)		771,680,316
OTHER ASSETS LESS LIABILITIES–0.23%		1,813,365
NET ASSETS–100.00%		$773,493,681

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
BAL	– Balloon
Ctfs.	– Certificates

Gtd.	– Guaranteed
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured

Sr.	– Senior
STACR	– Structured Agency Credit Risk Debt Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $43,406,852, which represented 5.61% of the Fund’s Net Assets.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Principal amount of security and interest payments are adjusted for inflation. See Note I.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2014

U.S. Government Sponsored Agency Mortgage-Backed Securities	47.6%
U.S. Treasury Securities	34.7
U.S. Government Sponsored Agency Securities	7.9
Foreign Bonds	5.9
Corporate Notes	2.7
Money Market Funds Plus Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Government Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $749,155,428)	$764,318,191
Investments in affiliated money market funds, at value and cost	7,362,125
Total investments, at value (Cost $756,517,553)	771,680,316
Cash	39,563
Receivable for:
Investments sold	38,981
Fund shares sold	348,665
Dividends and interest	2,805,640
Principal paydowns	34,280
Investment for trustee deferred compensation and retirement plans	248,665
Other assets	69,700
Total assets	775,265,810

Liabilities:
Payable for:
Fund shares reacquired	616,357
Dividends	167,822
Variation margin — futures	95,779
Accrued fees to affiliates	505,355
Accrued trustees’ and officers’ fees and benefits	4,443
Accrued other operating expenses	100,315
Trustee deferred compensation and retirement plans	282,058
Total liabilities	1,772,129
Net assets applicable to shares outstanding	$773,493,681

Net assets consist of:
Shares of beneficial interest	$891,117,886
Undistributed net investment income	(6,619,108)
Undistributed net realized gain (loss)	(126,699,684)
Net unrealized appreciation	15,694,587
$773,493,681

Net Assets:
Class A	$647,336,832
Class B	$18,085,836
Class C	$40,836,058
Class R	$6,309,931
Class Y	$4,471,573
Investor Class	$51,619,205
Class R5	$4,834,246

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	72,233,074
Class B	2,010,743
Class C	4,559,195
Class R	703,239
Class Y	498,157
Investor Class	5,753,058
Class R5	539,587
Class A:
Net asset value per share	$8.96
Maximum offering price per share
(Net asset value of $8.96 ÷ 95.75%)	$9.36
Class B:
Net asset value and offering price per share	$8.99
Class C:
Net asset value and offering price per share	$8.96
Class R:
Net asset value and offering price per share	$8.97
Class Y:
Net asset value and offering price per share	$8.98
Investor Class:
Net asset value and offering price per share	$8.97
Class R5:
Net asset value and offering price per share	$8.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Government Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$8,395,053
Dividends from affiliated money market funds	473
Total investment income	8,395,526

Expenses:
Advisory fees	1,603,674
Administrative services fees	105,600
Custodian fees	23,239
Distribution fees:
Class A	820,559
Class B	100,814
Class C	207,398
Class R	15,775
Investor Class	53,223
Transfer agent fees — A, B, C, R, Y and Investor	848,381
Transfer agent fees — R5	2,359
Trustees’ and officers’ fees and benefits	15,838
Other	216,823
Total expenses	4,013,683
Less: Fees waived and expense offset arrangement(s)	(3,936)
Net expenses	4,009,747
Net investment income	4,385,779

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	1,142,156
Futures contracts	4,938,384
6,080,540
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,837,988
Futures contracts	(488,515)
1,349,473
Net realized and unrealized gain	7,430,013
Net increase in net assets resulting from operations	$11,815,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco U.S. Government Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$4,385,779	$8,248,189
Net realized gain (loss)	6,080,540	(1,773,750)
Change in net unrealized appreciation (depreciation)	1,349,473	(21,187,622)
Net increase (decrease) in net assets resulting from operations	11,815,792	(14,713,183)

Distributions to shareholders from net investment income:
Class A	(6,434,715)	(16,703,827)
Class B	(122,970)	(443,720)
Class C	(252,521)	(792,602)
Class R	(53,961)	(176,372)
Class Y	(50,489)	(120,039)
Investor Class	(522,040)	(1,412,856)
Class R5	(54,892)	(112,696)
Total distributions from net investment income	(7,491,588)	(19,762,112)

Share transactions–net:
Class A	(23,777,310)	(127,774,823)
Class B	(4,346,796)	(15,092,675)
Class C	(1,626,979)	(21,554,816)
Class R	(172,996)	(4,442,774)
Class Y	329,699	(2,136,465)
Investor Class	(2,797,607)	(16,142,584)
Class R5	427,047	(473,311)
Net increase (decrease) in net assets resulting from share transactions	(31,964,942)	(187,617,448)
Net increase (decrease) in net assets	(27,640,738)	(222,092,743)

Net assets:
Beginning of period	801,134,419	1,023,227,162
End of period (includes undistributed net investment income of $(6,619,108) and $(3,513,299), respectively)	$773,493,681	$801,134,419

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Government Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco U.S. Government Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

11                         Invesco U.S. Government Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are

12                         Invesco U.S. Government Fund

market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption.” A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

M.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.50%
Next $300 million	0.40%
Next $500 million	0.35%
Next $19.5 billion	0.30%
Over $20.5 billion	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $1,455.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

13                         Invesco U.S. Government Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2014, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2014, IDI advised the Fund that IDI retained $20,380 in front-end sales commissions from the sale of Class A shares and $1,017, $11,184 and $345 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,362,125	$—	$—	$7,362,125
U.S. Treasury Securities	—	268,698,070	—	268,698,070
U.S. Government Sponsored Agency Securities	—	429,691,449	—	429,691,449
Corporate Notes	—	20,483,946	—	20,483,946
Foreign Sovereign Debt Securities	—	2,624,621	—	2,624,621
Bonds	—	42,820,105	—	42,820,105
	7,362,125	764,318,191	—	771,680,316
Futures Contracts*	531,824	—	—	531,824
Total Investments	$7,893,949	$764,318,191	$—	$772,212,140

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts(a)	$787,159	$(255,335)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

14                         Invesco U.S. Government Fund

Effect of Derivative Investments for the six months ended August 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain:
Interest rate risk	$4,938,384
Change in Unrealized Appreciation (Depreciation):
Interest rate risk	(488,515)
Total	$4,449,869

The table below summarizes the six month average notional value of futures contracts and the one month average notional value for swaptions purchased.

	Futures Contracts	Swaptions Purchased
Average notional value	$198,957,822	$330,000,000

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bonds	Long	484	December-2014	$75,262,000	$752,027
U.S. Treasury 2 Year Notes	Long	164	December-2014	35,923,688	27,837
U.S. Treasury 5 Year Notes	Short	258	December-2014	(30,659,672)	(71,943)
U.S. Treasury 10 Year Notes	Short	107	December-2014	(13,458,594)	7,295
U.S. Treasury 30 Year Bonds	Short	183	December-2014	(25,637,156)	(183,392)
Total Futures Contracts – Interest Rate Risk					$531,824

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$787,159	$(255,335)	$531,824	$—	$—	$531,824

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$255,335	$(255,335)	$—	$—	$—	$—

*	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,481.

15                         Invesco U.S. Government Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$29,211,253	$—	$29,211,253
February 29, 2016	13,835,615	—	13,835,615
February 28, 2017	67,554,183	—	67,554,183
February 28, 2019	2,548,812	—	2,548,812
Not Subject to Expiration	8,120,247	5,964,150	14,084,397
	$121,270,110	$5,964,150	$127,234,260

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $66,321,189 and $134,343,350, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $217,927,238 and $185,739,843, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,149,763
Aggregate unrealized (depreciation) of investment securities	(5,293,713)
Net unrealized appreciation of investment securities	$11,856,050

Cost of investments for tax purposes is $759,824,266.

16                         Invesco U.S. Government Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2014(a)		Year ended February 28, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	3,550,360	$31,639,470	5,840,032	$52,873,704
Class B	34,477	308,311	108,437	990,197
Class C	449,690	4,004,206	475,060	4,289,268
Class R	135,615	1,208,778	231,627	2,086,590
Class Y	219,244	1,953,754	222,413	1,996,689
Investor Class	149,546	1,333,147	279,047	2,517,412
Class R5	58,134	516,732	162,584	1,450,510

Issued as reinvestment of dividends:
Class A	601,352	5,359,685	1,540,598	13,846,766
Class B	12,529	112,087	44,723	403,806
Class C	24,866	221,530	77,791	699,367
Class R	5,965	53,217	18,968	170,911
Class Y	4,501	40,194	9,192	82,836
Investor Class	56,829	507,055	149,940	1,349,630
Class R5	6,146	54,763	12,488	112,198

Automatic conversion of Class B shares to Class A shares:
Class A	266,135	2,370,319	738,920	6,667,460
Class B	(265,161)	(2,370,319)	(736,231)	(6,667,460)

Reacquired:
Class A	(7,091,235)	(63,146,784)	(22,360,467)	(201,162,753)
Class B	(268,166)	(2,396,875)	(1,086,140)	(9,819,218)
Class C	(657,557)	(5,852,715)	(2,953,120)	(26,543,451)
Class R	(160,852)	(1,434,991)	(744,638)	(6,700,275)
Class Y	(186,568)	(1,664,249)	(467,492)	(4,215,990)
Investor Class	(520,400)	(4,637,809)	(2,224,643)	(20,009,626)
Class R5	(16,227)	(144,448)	(225,938)	(2,036,019)
Net increase (decrease) in share activity	(3,590,777)	$(31,964,942)	(20,886,849)	$(187,617,448)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco U.S. Government Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/14	$8.91	$0.05	$0.09	$0.14	$(0.09)	$8.96	1.56%	$647,337	0.97	%(d)	0.97	%(d)	1.16	%(d)	37%
Year ended 02/28/14	9.24	0.09	(0.22)	(0.13)	(0.20)	8.91	(1.37)	667,507	0.90		0.90		0.99		142
Year ended 02/28/13	9.31	0.11	0.05	0.16	(0.23)	9.24	1.76	823,299	0.90		0.90		1.20		113
Year ended 02/29/12	8.91	0.16	0.50	0.66	(0.26)	9.31	7.50	912,434	0.92		0.92		1.78		157
Year ended 02/28/11	8.91	0.16	0.11	0.27	(0.27)	8.91	3.04	291,338	0.98		0.98		1.75		70
Seven months ended 02/28/10	8.82	0.16	0.14	0.30	(0.21)	8.91	3.45	312,180	1.04	(e)	1.04	(e)	3.01	(e)	26
Year ended 07/31/09	8.62	0.32	0.26	0.58	(0.38)	8.82	6.81	408,039	0.98		0.98		3.65		69
Class B
Six months ended 08/31/14	8.94	0.01	0.09	0.10	(0.05)	8.99	1.18	18,086	1.72	(d)	1.72	(d)	0.41	(d)	37
Year ended 02/28/14	9.27	0.02	(0.21)	(0.19)	(0.14)	8.94	(2.10)	22,334	1.65		1.65		0.24		142
Year ended 02/28/13	9.34	0.04	0.05	0.09	(0.16)	9.27	1.00	38,617	1.65		1.65		0.45		113
Year ended 02/29/12	8.94	0.10	0.49	0.59	(0.19)	9.34	6.69	56,028	1.67		1.67		1.03		157
Year ended 02/28/11	8.94	0.09	0.11	0.20	(0.20)	8.94	2.27	45,597	1.73		1.73		1.00		70
Seven months ended 02/28/10	8.85	0.12	0.14	0.26	(0.17)	8.94	2.99	67,389	1.79	(e)	1.79	(e)	2.26	(e)	26
Year ended 07/31/09	8.65	0.26	0.26	0.52	(0.32)	8.85	6.01	84,501	1.73		1.73		2.90		69
Class C
Six months ended 08/31/14	8.91	0.01	0.09	0.10	(0.05)	8.96	1.18	40,836	1.72	(d)	1.72	(d)	0.41	(d)	37
Year ended 02/28/14	9.23	0.02	(0.20)	(0.18)	(0.14)	8.91	(2.00)	42,237	1.65		1.65		0.24		142
Year ended 02/28/13	9.30	0.04	0.05	0.09	(0.16)	9.23	1.00	65,924	1.65		1.65		0.45		113
Year ended 02/29/12	8.90	0.10	0.49	0.59	(0.19)	9.30	6.69	77,221	1.67		1.67		1.03		157
Year ended 02/28/11	8.90	0.09	0.11	0.20	(0.20)	8.90	2.27	53,323	1.73		1.73		1.00		70
Seven months ended 02/28/10	8.82	0.12	0.13	0.25	(0.17)	8.90	2.88	66,881	1.79	(e)	1.79	(e)	2.26	(e)	26
Year ended 07/31/09	8.62	0.26	0.26	0.52	(0.32)	8.82	6.02	70,062	1.73		1.73		2.90		69
Class R
Six months ended 08/31/14	8.92	0.04	0.09	0.13	(0.08)	8.97	1.43	6,310	1.22	(d)	1.22	(d)	0.91	(d)	37
Year ended 02/28/14	9.25	0.07	(0.22)	(0.15)	(0.18)	8.92	(1.61)	6,446	1.15		1.15		0.74		142
Year ended 02/28/13	9.32	0.09	0.05	0.14	(0.21)	9.25	1.50	11,248	1.15		1.15		0.95		113
Year ended 02/29/12	8.92	0.14	0.50	0.64	(0.24)	9.32	7.23	14,155	1.17		1.17		1.53		157
Year ended 02/28/11	8.91	0.14	0.12	0.26	(0.25)	8.92	2.90	16,999	1.23		1.23		1.50		70
Seven months ended 02/28/10	8.83	0.14	0.14	0.28	(0.20)	8.91	3.18	13,655	1.29	(e)	1.29	(e)	2.76	(e)	26
Year ended 07/31/09	8.63	0.30	0.26	0.56	(0.36)	8.83	6.54	12,447	1.23		1.23		3.40		69
Class Y
Six months ended 08/31/14	8.92	0.06	0.10	0.16	(0.10)	8.98	1.80	4,472	0.72	(d)	0.72	(d)	1.41	(d)	37
Year ended 02/28/14	9.25	0.11	(0.21)	(0.10)	(0.23)	8.92	(1.11)	4,114	0.65		0.65		1.24		142
Year ended 02/28/13	9.32	0.14	0.05	0.19	(0.26)	9.25	2.01	6,446	0.65		0.65		1.45		113
Year ended 02/29/12	8.92	0.19	0.49	0.68	(0.28)	9.32	7.76	7,805	0.67		0.67		2.03		157
Year ended 02/28/11	8.91	0.18	0.12	0.30	(0.29)	8.92	3.42	9,366	0.73		0.73		2.00		70
Seven months ended 02/28/10	8.83	0.17	0.13	0.30	(0.22)	8.91	3.49	2,243	0.79	(e)	0.79	(e)	3.26	(e)	26
Year ended 07/31/09(f)	8.70	0.29	0.17	0.46	(0.33)	8.83	5.30	4,112	0.71	(e)	0.71	(e)	3.92	(e)	69
Investor Class
Six months ended 08/31/14	8.92	0.05	0.09	0.14	(0.09)	8.97	1.56	51,619	0.92	(d)	0.92	(d)	1.21	(d)	37
Year ended 02/28/14	9.24	0.09	(0.21)	(0.12)	(0.20)	8.92	(1.26)	54,118	0.90		0.90		0.99		142
Year ended 02/28/13	9.31	0.11	0.05	0.16	(0.23)	9.24	1.76	72,686	0.90		0.90		1.20		113
Year ended 02/29/12	8.92	0.16	0.49	0.65	(0.26)	9.31	7.37	85,227	0.92		0.92		1.78		157
Year ended 02/28/11	8.91	0.16	0.13	0.29	(0.28)	8.92	3.16	102,784	0.98		0.98		1.75		70
Seven months ended 02/28/10	8.83	0.16	0.13	0.29	(0.21)	8.91	3.33	65,244	1.04	(e)	1.04	(e)	3.01	(e)	26
Year ended 07/31/09	8.63	0.32	0.26	0.58	(0.38)	8.83	6.82	51,292	0.98		0.98		3.65		69
Class R5
Six months ended 08/31/14	8.91	0.06	0.09	0.15	(0.10)	8.96	1.75	4,834	0.60	(d)	0.60	(d)	1.53	(d)	37
Year ended 02/28/14	9.23	0.12	(0.21)	(0.09)	(0.23)	8.91	(0.95)	4,379	0.57		0.57		1.32		142
Year ended 02/28/13	9.31	0.14	0.05	0.19	(0.27)	9.23	2.04	5,008	0.56		0.56		1.54		113
Year ended 02/29/12	8.91	0.20	0.50	0.70	(0.30)	9.31	7.99	5,311	0.48		0.48		2.22		157
Year ended 02/28/11	8.92	0.20	0.10	0.30	(0.31)	8.91	3.41	6,454	0.53		0.53		2.20		70
Seven months ended 02/28/10	8.84	0.18	0.14	0.32	(0.24)	8.92	3.62	14,052	0.56	(e)	0.56	(e)	3.49	(e)	26
Year ended 07/31/09	8.63	0.36	0.27	0.63	(0.42)	8.84	7.42	18,303	0.52		0.52		4.11		69

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending February 29, 2012, the portfolio turnover calculations excludes the value of securities purchased of $736,836,392 and sold of $245,862,985 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Government Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $651,096, $19,998, $41,141, $6,259, $4,537, $52,633 and $4,679 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

18                         Invesco U.S. Government Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
A	$1,000.00	$1,015.60	$4.93	$1,020.32	$4.94	0.97%
B	1,000.00	1,011.80	8.72	1,016.53	8.74	1.72
C	1,000.00	1,011.80	8.72	1,016.53	8.74	1.72
R	1,000.00	1,014.30	6.19	1,019.06	6.21	1.22
Y	1,000.00	1,018.00	3.66	1,021.58	3.67	0.72
Investor	1,000.00	1,015.60	4.67	1,020.57	4.69	0.92
R5	1,000.00	1,017.50	3.05	1,022.18	3.06	0.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         Invesco U.S. Government Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco U.S. Government Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate U.S. Government Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that unlike many peers, the Fund does not invest up to 20% of its assets in non-U.S.

20                         Invesco U.S. Government Fund

government or non-government securities. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to a client account that is managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco

Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

21                         Invesco U.S. Government Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519	GOV-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.